UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington	98402
(Address of principal executive offices)	(Zip code)

Deedra S. Walkey Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-3537
(Name and address of agent for service)

Registrant's telephone number, including area code:	253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2006 – November 31, 2006

Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Growth Fund

LS Income and Growth Fund

Quarterly Report

November 30, 2006

SSgA Life SolutionsSM Funds

Balanced Fund

Growth Fund

Income and Growth Fund

Quarterly Report

November 30, 2006 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA Life Solutions
Balanced Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 33.0%
SSgA Bond Market Fund	2,729,706	27,052
Domestic Equities - 46.3%
SSgA Aggressive Equity Fund	2,552,733	13,121
SSgA Large Cap Growth Opportunities Fund	914,373	10,250
SSgA Large Cap Value Fund	743,733	8,821
SSgA S&P 500 Index Fund	248,874	5,756
		37,948
International Equities - 12.7%
SSgA International Growth Opportunities Fund	194,053	2,499
SSgA International Stock Selection Fund	595,056	7,867
		10,366
Short-Term Investments - 8.0%
SSgA Money Market Fund	6,529,120	6,529
Total Investments - 100.0%
(identified cost $69,640)		81,895
Other Assets and Liabilities, Net - 0.0%		8
Net Assets - 100.0%		81,903

See accompanying notes which are an integral part of the schedules of investments.
3

SSgA Life Solutions
Growth Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 13.0%
SSgA Bond Market Fund	726,600	7,201
Domestic Equities – 61.0%
SSgA Aggressive Equity Fund	2,349,153	12,075
SSgA Large Cap Growth Opportunities Fund	713,964	8,004
SSgA Large Cap Value Fund	581,391	6,895
SSgA S&P 500 Index Fund	294,528	6,812
		33,786
International Equities - 18.0%
SSgA International Growth Opportunities Fund	128,980	1,661
SSgA International Stock Selection Fund	628,475	8,308
		9,969
Short-Term Investments - 8.0%
SSgA Money Market Fund	4,431,811	4,432
Total Investments - 100.0%
(identified cost $45,482)		55,388
Other Assets and Liabilities, Net - 0.0%		10
Net Assets - 100.0%		55,398

See accompanying notes which are an integral part of the schedules of investments.
4

SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 53.1%
SSgA Bond Market Fund	1,573,877	15,597
Domestic Equities - 30.8%
SSgA Aggressive Equity Fund	542,378	2,788
SSgA Large Cap Growth Opportunities Fund	214,418	2,404
SSgA Large Cap Value Fund	166,781	1,978
SSgA S&P 500 Index Fund	81,949	1,895
		9,065
International Equities - 8.1%
SSgA International Growth Opportunities Fund	58,365	752
SSgA International Stock Selection Fund	122,843	1,624
		2,376
Short-Term Investments - 8.0%
SSgA Money Market Fund	2,356,986	2,357
Total Investments - 100.0%
(identified cost $26,622)		29,395
Other Assets and Liabilities, Net - (0.0%)		(8)
Net Assets - 100.0%		29,387

See accompanying notes which are an integral part of the schedules of investments.
5

SSgA

Life Solutions Funds

Notes to Quarterly Report — November 30, 2006 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2006. These financial statements report on three Funds, the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, referred to as "the Funds". Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003 the Funds Class R shares prospectus became effective. Each class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser. The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA S&P 500 Index Fund
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Core Opportunities Fund
SSgA Tuckerman Active REIT Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Large Cap Growth Opportunities
SSgA Large Cap Value
SSgA Enhanced Small Cap
SSgA Directional Core Equity
International Equities	0 - 20%	0 - 25%	0 - 15%
SSgA International Stock Selection Fund
SSgA Emerging Markets Fund
SSgA International Growth Opportunities Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SSgA Bond Market Fund
SSgA Intermediate Fund
SSgA High Yield Bond Fund
SSgA Yield Plus Fund
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund
SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of The Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

Notes to Quarterly Report
6

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2006 (Unaudited)

SSgA Disciplined Equity Fund

To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

SSgA Core Opportunities Fund

To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Tuckerman Active REIT Fund

To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

SSgA IAM SHARES Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

SSgA Large Cap Growth Opportunities Fund

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA Directional Core Equity

To achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

Notes to Quarterly Report
7

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2006 (Unaudited)

SSgA Intermediate Fund

To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

SSgA High Yield Bond Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

SSgA Yield Plus Fund

To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

SSgA US Government Money Market Fund

To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and adjustments from third parties.

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by pricing services, alternative pricing services or dealers, and fair valuation pricing if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their

Notes to Quarterly Report
8

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2006 (Unaudited)

NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable Fund when the Investment Company deems that the particular event or circumstance would materially affect such Fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Administrator is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

As of November 30, 2006, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$72,430,553	$47,292,071	$27,332,993
Gross Tax Unrealized Appreciation	9,464,305	8,095,958	2,061,790
Gross Tax Unrealized Depreciation	-	-	-
Net Tax Unrealized Appreciation (Depreciation)	$9,464,305	$8,095,958	$2,061,790

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. The Administrator is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

3. Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (a series of the Investment Company not presented herein). Shares of the SSgA Money Market Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If SSgA Money Market Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, SSgA Funds Management, Inc. (the "Adviser") will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2006, $13,317,916 of the SSgA Money Market Fund's net assets represents investments by these Funds.

Notes to Quarterly Report
9

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — November 30, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semi-annual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Financial Statements of the Underlying Funds can be obtained by calling the Funds at (800)647-7327.

Shareholder Requests for Additional Information
10

LSQR-11/06

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Quarterly Report

November 30, 2006

SSgA Funds

Money Market Funds

Quarterly Report

November 30, 2006 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
Money Market Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 29.0%
Alliance & Leicester Building Society (Ê)	60,000	5.300	12/30/07	60,000
American Express Credit Corp. (Ê)	25,000	5.280	02/21/07	24,999
American Express Credit Corp. (Ê)	100,000	5.290	08/10/07	100,000
American Express Credit Corp. (Ê)	35,000	5.290	12/17/07	35,000
Bank of America Corp. (Ê)	125,000	5.315	04/18/07	125,000
Caja Madrid (Ê)	40,000	5.368	10/19/07	40,000
Eli Lilly & Co. (Ê)	45,000	5.310	11/01/07	45,000
General Electric Capital Corp. (Ê)	200,000	5.280	12/24/07	200,000
Goldman Sachs Group, Inc. (Ê)	75,000	5.413	12/11/06	75,000
Goldman Sachs Group, Inc. (Ê)	25,000	5.350	12/18/06	25,000
Goldman Sachs Group, Inc. (Ê)	50,000	5.370	03/13/07	50,000
Goldman Sachs Group, Inc. (Ê)	30,000	5.420	08/13/07	30,000
HBOS Treasury Services PLC (Ê)	40,000	5.370	12/01/07	40,000
JP Morgan Chase & Co. (Ê)	105,000	5.290	12/02/07	105,000
Macquarie Bank Ltd. (Ê)	30,000	5.330	12/21/07	30,000
Marshall & Ilsley Corp. (Ê)	175,000	5.260	03/07/07	174,991
Merrill Lynch & Co. Inc. (Ê)	70,000	5.380	12/06/07	70,000
Morgan Stanley (Ê)	70,000	5.380	12/06/07	70,000
Morgan Stanley (Ê)	50,000	5.380	12/15/07	50,000
National Australia Bank (Ê)	70,000	5.290	12/07/07	70,000
Nordea Bank AB (Ê)	118,000	5.330	12/13/07	118,000
Northern Rock PLC (Ê)	65,000	5.360	11/03/07	65,000
Northern Rock PLC (Ê)	40,000	5.320	12/06/07	40,000
Svenska Handelsbanken (Ê)	100,000	5.290	12/21/07	100,000
UniCredito Italiano SpA (Ê)	25,000	5.330	12/15/07	25,000
Washington Mutual Bank (Ê)	45,000	5.300	04/20/07	45,000
Wells Fargo & Company (Ê)	100,000	5.310	12/01/07	100,000
Westpac Banking Corp. (Ê)	100,000	5.289	12/06/07	100,000
Westpac Banking Corp. (Ê)	52,000	5.290	12/16/07	52,000
Total Corporate Bonds & Notes (amortized cost $2,064,990)				2,064,990
Domestic Certificates of Deposit - 4.9%
First Tennessee Bank	100,000	5.330	12/21/06	100,000
First Tennessee Bank	100,000	5.320	02/28/07	100,000
Washington Mutual Bank	50,000	5.340	05/17/07	50,000
Washington Mutual Bank (Ê)	100,000	5.355	09/17/07	100,000
Total Domestic Certificates of Deposit (amortized cost $350,000)				350,000
Domestic Commercial Paper - 12.4%
Bank of America Corp.	100,000	5.345	12/13/06	99,822
Beethoven Funding Corp.	61,913	5.280	12/11/06	61,822
Dakota Notes	100,000	5.275	12/06/06	99,927
Davis Square Funding IV Corp.	75,000	5.290	12/20/06	74,791
Edison Asset Securitization LLC	100,000	5.310	12/21/06	99,705
Giro Balanced Funding Corp.	76,023	5.270	12/13/06	75,889
Grampian Funding Ltd.	50,000	5.380	12/18/06	49,873

Money Market Fund
3

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Ormond Quay Funding, LLC	200,000	5.280	02/28/07	199,985
Scaldis Capital Ltd.	125,000	5.230	03/20/07	123,021
Total Domestic Commercial Paper (amortized cost $884,835)				884,835
Eurodollar Certificates of Deposit - 1.9%
Societe Generale	75,000	5.500	02/07/07	75,000
UniCredito Italiano SpA (Ê)	60,000	5.290	05/30/07	59,997
Total Eurodollar Certificates of Deposit (amortized cost $134,997)				134,997
Foreign Commercial Paper - 4.0%
Macquarie Bank Ltd. (Ê)	100,000	5.300	07/20/07	99,995
Skandinaviska Enskilda (Ê)	35,000	5.290	01/22/07	35,000
Swedbank	150,000	5.230	04/25/07	146,840
Total Foreign Commercial Paper (amortized cost $281,835)				281,835
United States Government Agencies - 0.7%
Freddie Mac	50,000	5.250	05/16/07	49,988
Total United States Government Agencies (amortized cost $49,988)				49,988
Yankee Certificates of Deposit - 26.2%
Abbey National Treasury Services PLC	200,000	5.343	04/23/07	200,000
BNP Paribas SA (Ê)	60,000	5.310	10/03/07	59,990
Banco Bilbao Vizcaya Argentaria	200,000	5.315	01/12/07	200,001
Barclays Bank PLC	165,000	5.320	01/18/07	165,000
Calyon NY	100,000	5.310	03/01/07	100,000
Calyon NY	80,000	5.368	10/26/07	79,983
HBOS Treasury Services PLC	100,000	5.270	02/05/07	100,000
HBOS Treasury Services PLC (Ê)	100,000	5.280	06/19/07	100,000
Landesbank Hessen-Thuringen	100,000	5.310	02/15/07	100,000
San Paolo IMI	100,000	5.330	04/13/07	99,996
Societe Generale (Ê)	150,000	5.258	06/20/07	149,980
Svenska Handelsbanken (Ê)	60,000	5.255	12/28/06	59,998
Toronto Dominion Bank	100,000	5.505	05/03/07	100,002
Toronto Dominion Bank	100,000	5.430	05/10/07	100,002
UniCredito Italiano SpA	100,000	5.380	02/12/07	100,000
UniCredito Italiano SpA	50,000	5.450	02/20/07	50,007
Canadian Imperial Bank Corp. (Ê)	100,000	5.340	02/28/07	100,000
Total Yankee Certificates of Deposit (amortized cost $1,864,959)				1,864,959
Total Investments - 79.1% (amortized cost $5,631,604)				5,631,604

Money Market Fund
4

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 21.0%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $89,640 dated November 30, 2006 at 5.330% to be repurchased at $89,653 on December 1, 2006, collateralized by: $111,473 par United States Government Agency Mortgage Obligations, valued at $91,433	89,640
Agreement with Countrywide Securities Corp. and The Bank of New York, Inc. (Tri-Party) of $75,000 dated November 30, 2006 at 5.310% to be repurchased at $75,011 on December 1, 2006, collateralized by: $90,467 par various United States Government Agency Mortgage Obligations, valued at $76,500	75,000
Agreement with Credit Suisse First Boston, LLC and JP Morgan Chase & Co. (Tri-Party) of $75,000 dated November 30, 2006, at 5.363% to be repurchased at $75,011 on December 1, 2006, collateralized by: 76,277 par various Corporate Obligations, valued at $76,502	75,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $100,000 dated October 18, 2006, at 5.350% to be repurchased at $101,055 on December 29, 2006, collateralized by: $1,305 par various Equities, valued at $105,053	100,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $150,000 dated November 30, 2006 at 5.353% to be repurchased at $150,022 on December 1, 2006, collateralized by: $153,319 par various Municipal Bonds, valued at $153,857	150,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $500,000 dated November 30, 2006 at 5.320% to be repurchased at $500,073 on December 1, 2006, collateralized by: $507,750 par various United States Government Agency Mortgage Obligations, valued at $510,001	500,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $500,000 dated November 30, 2006, at 5.310% to be repurchased at $500,074 on December 1, 2006, collateralized by: 942,277 par various United States Government Agency Mortgage Obligations, valued at $512,207	500,000
Total Repurchase Agreements (identified cost $1,489,640)	1,489,640
Total Investments and Repurchase Agreements - 100.1% (cost $7,121,244) (†)	7,121,244
Other Assets and Liabilities, Net - (0.1%)	(3,862)
Net Assets - 100.0%	7,117,382

See accompanying notes which are an integral part of the schedules of investments.
5

SSgA
US Government Money Market Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 28.8%
Federal Home Loan Bank (Ê)	150,000	5.257	12/22/06	149,995
Federal Home Loan Bank	48,842	5.250	05/16/07	48,829
Federal Home Loan Bank Mortgage Corp. Discount Notes	50,000	5.270	01/23/07	49,612
Federal Home Loan Mortgage Corp. (Ê)	100,000	5.238	12/27/06	99,997
Federal National Mortgage Association Discount Notes	50,000	5.000	04/27/07	48,979
Total United States Government Agencies (amortized cost $397,412)				397,412
Total Investments - 28.8% (amortized cost $397,412)				397,412

Repurchase Agreements - 71.4%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $50,000 dated November 30, 2006 at 5.300% to be repurchased at $50,007 on December 1, 2006, collateralized by: $49,734 par United States Government Agency Obligations, valued at $51,000	50,000
Agreement with Banc of America Securities LLC and The Bank of New York, Inc. (Tri-Party) of $50,000 dated November 30, 2006 at 5.300% to be repurchased at $50,007 on December 1, 2006, collateralized by: $50,912 par United States Government Agency Obligations, valued at $51,000	50,000
Agreement with Barclays and The Bank of New York, Inc. (Tri-Party) of $275,000 dated November 30, 2006 at 5.300% to be repurchased at $275,040 on December 1, 2006, collateralized by: $279,932 par United States Government Agency Obligations, valued at $280,500	275,000
Agreement with Bear Stearns and JP Morgan Chase & Co. (Tri-Party) of $34,332 dated November 30, 2006 at 5.350% to be repurchased at $34,337 on December 1, 2006, collateralized by: $34,660 par United States Government Agency Obligations, valued at $35,048	34,332
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $50,000 dated November 30, 2006 at 5.300% to be repurchased at $50,007 on December 1, 2006, collateralized by: $52,027 par United States Government Agency Obligations, valued at $51,001	50,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated November 30, 2006 at 5.300% to be repurchased at $50,007 on December 1, 2006, collateralized by: $50,745 par United States Government Agency Obligations, valued at $51,004	50,000
Agreement with Deutsche Bank AG and The Bank of of New York, Inc. (Tri-Party) of $50,000 dated November 30, 2006 at 5.300% to be repurchased at $50,007 on December 1, 2006, collateralized by: $50,843 par United States Government Agency Obligations, valued at $51,001	50,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated November 30, 2006 at 5.300% to be repurchased at $50,007 on December 1, 2006, collateralized by: $50,681 par United States Government Agency Obligations, valued at $51,001	50,000

US Government Money Market Fund
6

SSgA
US Government Money Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated November 30, 2006 at 5.300% to be repurchased at $50,007 on December 1, 2006, collateralized by: $50,341 par United States Government Agency Obligations, valued at $51,004	50,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $50,000 dated November 30, 2006 at 5.300% to be repurchased at $50,007 on December 1, 2006, collateralized by: $50,905 par United States Government Agency Obligations, valued at $51,003	50,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $275,000 dated November 30, 2006 at 5.300% to be repurchased at $275,040 on December 1, 2006, collateralized by: $276,539 par United States Government Agency Obligations, valued at $280,502	275,000
Total Repurchase Agreements (identified cost $984,332)	984,332
Total Investments and Repurchase Agreements - 100.2% (cost $1,381,744)(†)	1,381,744
Other Assets and Liabilities, Net - (0.2%)	(3,178)
Net Assets - 100.0%	1,378,566

See accompanying notes which are an integral part of the schedules of investments.
7

SSgA
Tax Free Money Market Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Short-Term Tax-Exempt Obligations - 99.7%
Alabama - 4.1%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue Bonds, weekly demand (Ê)	8,195	3.450	11/15/39	8,195
Mobile Industrial Development Board Revenue Bonds, weekly demand (Ê)(µ)	5,400	3.460	06/01/32	5,400
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	3,365	3.500	12/01/30	3,365
Montgomery Waterworks & Sanitary Sewer Board Revenue Bonds, weekly demand (Ê)(µ)	5,275	3.520	03/01/13	5,275
University of South Alabama Revenue Bonds, weekly demand (Ê)(µ)	2,060	3.520	03/15/12	2,060
				24,295
Alaska - 0.4%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	3.480	07/01/22	2,250
Arizona - 0.8%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.500	07/01/23	2,500
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	3.550	12/01/22	2,400
				4,900
California - 6.5%
California State Public Works Board Revenue Bonds, weekly demand (Ê)(µ)	2,680	3.480	05/01/13	2,680
California Statewide Communities Development Authority Revenue Bonds, weekly demand (Ê)	7,300	3.360	10/01/13	7,300
County of Ventura California Certificate Of Participation, weekly demand (Ê)(µ)	2,980	3.480	08/15/11	2,980
Metropolitan Water District of Southern California Revenue Bonds (Ê), weekly demand	4,550	3.300	07/01/35	4,550
Orange County Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	3,500	3.300	12/15/30	3,500
Sacramento Municipal Utility District Revenue Bonds, weekly demand (Ê)(µ)	9,970	3.480	05/15/20	9,970
San Jose Redevelopment Agency Revenue Bonds, weekly demand (Ê)(µ)	2,935	3.300	07/01/26	2,935
Southern California Public Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,600	3.300	07/01/23	2,600
State of California General Obligation Unlimited), weekly demand (Ê)(µ)	2,275	3.300	05/01/33	2,275
				38,790
Colorado - 3.0%
City of Aurora Colorado Certificate of Participation, weekly demand (Ê)(µ)	400	3.460	12/01/30	400
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	3,300	3.460	11/01/25	3,300
Colorado Educational & Cultural Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	875	3.650	09/01/33	875
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,020	3.530	10/01/30	1,020
Denver City & County Colorado Certificate Of Participation, weekly demand (Ê)(µ)	5,000	3.480	12/01/29	5,000
Denver City & County Colorado Revenue Bonds, weekly demand (Ê)(µ)	6,050	3.520	05/14/14	6,050
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,145	3.500	09/01/18	1,145
				17,790

Tax Free Money Market Fund
8

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Connecticut - 1.1%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)(µ)	3,700	3.510	07/01/08	3,700
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,500	3.450	07/01/29	2,500
				6,200
District of Columbia - 0.5%
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,220	3.530	06/01/15	1,220
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	3.530	06/01/30	1,800
				3,020
Florida - 6.7%
City of Pembroke Pines Florida Revenue Bonds, weekly demand (Ê)(µ)	5,100	3.460	10/01/34	5,100
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	950	3.320	01/01/16	950
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,460	3.320	01/01/16	1,460
Florida State Board of Education General Obligation Unlimited	3,555	5.000	01/01/07	3,559
Miami-Dade County Housing Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,030	3.550	08/01/33	2,030
Orlando Utilities Commission Revenue Bonds, weekly demand (Ê)	22,300	3.520	10/01/13	22,300
Putnam County Development Authority Revenue Bonds, semi-annual demand (Ê)	1,785	3.580	12/15/09	1,785
Volusia County Educational Facility Authority Revenue Bonds, weekly demand (Ê)(µ)	3,020	3.520	12/01/12	3,020
				40,204
Georgia - 2.0%
Burke County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.500	01/01/19	2,500
Cobb County Georgia Revenue Bonds	1,500	5.000	07/01/07	1,512
Fulton County Building Authority Revenue Bonds, weekly demand (Ê)(µ)	1,475	3.520	01/01/15	1,475
Valdosta & Lowndes County Georgia Revenue Bonds, weekly demand (Ê)(µ)	6,150	3.500	10/01/23	6,150
				11,637
Idaho - 0.7%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,600	3.580	01/01/33	1,600
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	3.580	07/01/33	2,500
				4,100
Illinois - 2.8%
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,650	3.550	09/01/22	3,650
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	1,200	3.510	11/15/24	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	4,400	3.460	05/01/28	4,400
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.500	01/01/36	1,200
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.500	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.500	08/01/20	4,000
				16,750

Tax Free Money Market Fund
9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Indiana - 0.3%
Indiana Bond Bank Revenue Bonds (µ)	2,000	4.500	02/01/07	2,003
Iowa - 0.3%
Iowa Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.620	02/15/35	2,000
Kentucky - 2.3%
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	8,090	3.460	05/15/23	8,090
Louisville & Jefferson County Regional Airport Authority Revenue Bonds, weekly demand (Ê)	5,500	3.700	01/01/29	5,500
				13,590
Louisiana - 1.7%
State of Louisiana General Obligation Unlimited, weekly demand (µ)(æ)	10,000	5.250	04/15/17	10,260
Maine - 0.2%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	1,000	3.660	07/01/12	1,000
Maryland - 1.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.480	04/01/35	4,000
Montgomery County Housing Opportunities Commission Housing Revenue Bonds, weekly demand (Ê)	3,000	3.500	06/01/30	3,000
				7,000
Massachusetts - 8.3%
Massachusetts Bay Transportation Authority Special Assessment, weekly demand (Ê)	1,000	3.530	07/01/30	1,000
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,770	3.530	03/01/19	2,770
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,220	3.470	12/01/32	2,220
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	3.480	07/01/27	1,925
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	1,956	3.580	11/01/33	1,956
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	15,500	3.470	07/01/38	15,500
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	200	3.470	07/01/40	200
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	9,900	3.550	11/01/49	9,900
Massachusetts Housing Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	6,020	3.530	01/01/11	6,020
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	655	3.480	04/01/28	655
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.480	08/01/37	1,700
Route 3 North Transit Improvement Association Revenue Bonds, weekly demand (Ê)(µ)	5,800	3.460	06/15/33	5,800
				49,646

Tax Free Money Market Fund
10

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Michigan - 3.5%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	3.650	12/01/14	1,500
Michigan Municipal Bond Authority Revenue Bonds, weekly demand (Ê)	3,595	3.520	10/01/21	3,595
Michigan Municipal Bond Authority Revenue Notes (µ)	9,500	4.500	08/20/07	9,561
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.500	06/01/30	2,000
Plymouth-Canton Community School District General Obligation Unlimited, weekly demand (Ê)(µ)	3,875	3.510	05/01/12	3,875
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	325	3.470	09/15/09	325
				20,856
Missouri - 0.7%
Kansas City Municipal Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	4,300	3.460	04/15/34	4,300
Nebraska - 1.3%
Lancaster County Hospital Authority No. 1 Revenue Bonds, semi-annual demand (Ê)(µ)	7,955	3.460	06/01/12	7,955
Nevada - 1.9%
County of Clark Nevada Revenue Bonds, weekly demand (Ê)(µ)	8,030	3.470	07/01/12	8,030
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.510	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	3.510	10/15/33	1,900
				11,130
New Hampshire - 1.1%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	3.500	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	3.480	06/01/32	4,500
				6,400
New Jersey - 3.5%
Essex County Improvement Authority Revenue Bonds, weekly demand (Ê)(µ)	800	3.460	07/01/26	800
State of New Jersey Notes	20,000	4.500	06/22/07	20,112
				20,912
New York - 13.6%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	3.400	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,300	3.400	08/01/12	3,300
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,100	3.480	06/01/22	1,100
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	2,415	3.450	03/01/34	2,415
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.430	05/01/33	2,300
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	3,835	3.410	11/01/22	3,835

Tax Free Money Market Fund
11

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,555	3.450	11/01/22	4,555
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,400	3.450	11/15/22	2,400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	3.480	11/15/22	4,160
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	16,700	3.430	04/01/22	16,700
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.420	02/15/21	1,000
New York State Dormitory Authority Revenue Bond, weekly demand s (Ê)(µ)	7,755	3.410	07/01/27	7,755
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,720	3.420	07/01/28	1,720
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	3,700	3.420	03/15/28	3,700
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	6,975	3.500	11/15/33	6,975
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	7,000	3.530	11/01/34	7,000
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	2,850	3.530	05/15/35	2,850
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	4,965	3.420	01/01/31	4,965
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	2,365	3.450	01/01/31	2,365
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)	1,200	3.420	01/01/32	1,200
				81,295
North Carolina - 4.5%
Charlotte-Mecklenburg Hospital Authority Revenue Bonds, weekly demand (Ê)	2,620	3.470	01/15/26	2,620
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,880	3.460	07/01/16	1,880
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	5,110	3.460	07/01/29	5,110
County of Union North Carolina General Obligation Unlimited, weekly demand (Ê)	4,300	3.440	03/01/30	4,300
Mecklenburg County North Carolina General Obligation Unlimited, weekly demand (Ê)	3,065	3.480	03/01/15	3,065
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	5,700	3.450	06/01/28	5,700
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	3,300	3.470	10/01/32	3,300
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	3.470	05/01/21	1,000
				26,975
Ohio - 1.5%
Franklin County Ohio Revenue Bonds, weekly demand (Ê)(µ)	6,100	3.470	06/01/16	6,100
State of Ohio General Obligation Unlimited, weekly demand (Ê)	3,075	3.400	03/15/25	3,075
				9,175
Oklahoma - 0.8%
Tulsa Airports Improvement Trust Revenue Bonds, weekly demand (Ê)(µ)	5,000	3.530	08/01/18	5,000
Pennsylvania - 0.7%
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.520	12/01/11	2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.520	06/01/29	1,700
				4,200
Puerto Rico - 3.2%
Puerto Rico Electric Power Authority Revenue Bonds, weekly demand (Ê)(µ)	4,595	3.470	07/01/11	4,595
Puerto Rico Electric Power Authority Revenue Bonds, weekly demand (Ê)(µ)	7,465	3.470	01/01/13	7,465
Puerto Rico Public Finance Corp. Revenue Bonds, annual demand (Ê)(µ)	7,210	3.470	12/01/19	7,210
				19,270

Tax Free Money Market Fund
12

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Rhode Island - 1.6%
Rhode Island Health & Educational Building Corp. Revenue Bonds, weekly demand (Ê)	9,675	3.430	09/01/43	9,675
South Carolina - 0.4%
City of Rock Hill South Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.460	01/01/23	1,200
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,385	3.460	02/15/28	1,385
				2,585
South Dakota - 0.8%
South Dakota Housing Development Authority Revenue Bonds	5,000	4.500	12/15/06	5,002
Tennessee - 0.8%
City of Memphis Tennessee General Obligation Unlimited, weekly demand (Ê)	830	3.750	08/01/07	830
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	3.480	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	3.610	01/01/30	3,095
Montgomery County Public Building Authority Revenue Bonds, weekly demand (Ê)(µ)	85	3.650	07/01/34	85
				4,760
Texas - 7.2%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	3.480	12/01/14	1,400
City of Arlington Texas Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.500	08/15/35	1,700
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	3,300	3.500	01/01/23	3,300
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	3.530	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	3.530	08/01/21	1,400
State of Texas General Obligation Unlimited, weekly demand (Ê)	3,825	3.460	12/01/16	3,825
State of Texas General Obligation Unlimited, weekly demand (Ê)	1,800	3.530	12/01/29	1,800
State of Texas General Obligation Unlimited, weekly demand (Ê)	3,895	3.530	06/01/34	3,895
State of Texas Notes	8,250	4.500	08/31/07	8,306
Texas State Department of Housing & Community Affairs Revenue Bonds, weekly demand (Ê)(µ)	13,490	3.550	10/01/11	13,490
				42,616
Utah - 3.5%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	3.550	08/01/31	1,750
Murray Utah Revenue Bonds, weekly demand (Ê)	11,700	3.460	05/15/36	11,700
Murray Utah Revenue Bonds, weekly demand (Ê)	1,200	3.670	05/15/36	1,200
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	3.580	07/01/33	6,000
				20,650
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.500	12/01/25	1,200

See accompanying notes which are an integral part of the schedules of investments.
13

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Virginia - 0.3%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	3.490	06/15/26	1,500
Washington - 4.2%
Energy Northwest Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.520	07/01/18	1,000
King County Housing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,665	3.500	07/01/42	2,665
King County Housing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.550	01/01/43	2,000
Marysville Washington Revenue Bonds, weekly demand (Ê)(µ)	4,500	3.520	04/01/13	4,500
Snohomish County Public Utility District No. 1 Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.460	01/01/25	2,500
State of Washington General Obligation Unlimited, weekly demand (Ê)(µ)	6,000	3.520	07/01/14	6,000
Washington Economic Development Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	3.530	10/01/25	2,410
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,800	3.550	08/01/26	3,800
				24,875
West Virginia - 0.5%
West Virginia State Hospial Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.500	12/01/25	3,000
Wisconsin - 1.0%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	3.510	09/01/33	3,000
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,200	3.530	05/01/34	3,200
				6,200
Total Short-Term Tax-Exempt Obligations (cost $594,966)				594,966
Total Investments - 99.7% (amortized cost $594,966) (†)				594,966
Other Assets and Liabilities, Net - 0.3%				1,671
Net Assets - 100%				596,637

Tax Free Money Market Fund
14

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

%
Economic Sector Emphasis as a of % of Value
General Obligation	21
Health Care Revenue	18
Housing Revenue	15
Utilities Revenue	11
Education Revenue	9
Electricity & Power Revenue	7
Industrial Revenue/Pollution Control Revenue	6
Airport Revenue	4
Transportation Revenue	4
Other Revenue	3
Public Agency Revenue	2
100
Quality Ratings as of % of Value
VMIG1, SP-1+ or equivalent	100

See accompanying notes which are an integral part of the schedules of investments.
15

SSgA
Money Market Funds

Notes to Schedules of Investments — November 30, 2006 (Unaudited)

Footnotes

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

Notes to Schedule of Investments
16

SSgA

Money Market Funds

Notes to Quarterly Report — November 30, 2006 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2006. This Quarterly Report reports on three of the SSgA Funds, the SSgA Money Market Fund, the SSgA US Government Money Market Fund and the SSgA Tax Free Money Market Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Administrator is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. The Administrator is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

Notes to Quarterly Report
17

SSgA

Money Market Funds

Notes to Quarterly Reports, (continued) — November 30, 2006 (Unaudited)

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

The Funds may engage in repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (Bank of New York and JP Morgan Chase) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund"). As of November 30, 2006, $13,317,916 represents the investments of other Investment Company Funds not presented herein.

Notes to Quarterly Report
18

SSgA
Money Market Funds

Shareholder Requests for Additional Information — November 30, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
19

MMQR-11/06

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

November 30, 2006

SSgA Funds
Institutional Money Market Funds

Quarterly Report

November 30, 2006 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
US Treasury Money Market Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Treasury - 49.8%
United States Treasury Bills	400,000	5.115	12/07/06	399,659
United States Treasury Bills	200,000	5.155	12/14/06	199,628
Total United States Treasury (amortized cost $599,287)				599,287
Total Investments - 49.8% (amortized cost $599,287)				599,287

Repurchase Agreements - 50.6%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $45,000 dated November 30, 2006 at 5.270% to be repurchased at $45,007 on December 1, 2006, collateralized by: $45,974 par United States Treasury Obligations, valued at $45,900	45,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $45,000 dated November 30, 2006 at 5.280% to be repurchased at $45,007 on December 1, 2006, collateralized by: $46,404 par United States Treasury Obligations, valued at $45,901	45,000
Agreement with Fortis Securities, Inc. and The Bank of New York, Inc. (Tri-Party) of $45,000 dated November 30, 2006 at 5.280% to be repurchased at $45,007 on December 1, 2006, collateralized by: $66,405 par United States Treasury Obligations, valued at $45,900	45,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $245,000 dated November 30, 2006 at 5.280% to be repurchased at $245,036 on December 1, 2006, collateralized by: $247,284 par United States Treasury Obligations, valued at $249,900	245,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $228,182 dated November 30, 2006 at 5.280% to be repurchased at $228,215 on December 1, 2006, collateralized by: $231,717 par United States Treasury Obligations, valued at $232,753	228,182
Total Repurchase Agreements (identified cost $608,182)	608,182
Total Investments and Repurchase Agreements - 100.4% (cost $1,207,469)(†)	1,207,469
Other Assets and Liabilities, Net - (0.4%)	(5,337)
Net Assets - 100.0%	1,202,132

See accompanying notes which are an integral part of the schedules of investments.
US Treasury Money Market Fund 3

SSgA
Prime Money Market Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 24.7%
Alliance & Leicester PLC (Ê)	95,000	5.300	12/30/07	95,000
American Centurion Bank (Ê)	50,000	5.280	02/21/07	49,999
American Centurion Bank (Ê)	100,000	5.290	08/10/07	100,000
American Centurion Bank (Ê)	45,000	5.280	12/17/07	45,000
Bank of America Corp. (Ê)	70,000	5.310	12/08/06	70,000
Bank of America Corp. (Ê)	75,000	5.315	02/28/07	75,000
Bank of America Corp. (Ê)	175,000	5.315	04/18/07	175,000
Bank of Ireland (Ê)	100,000	5.300	12/20/07	100,000
Caja Madrid (Ê)	60,000	5.369	10/19/07	60,000
Eli Lilly & Co. (Ê)	50,000	5.310	11/01/07	50,000
General Electric Capital Corp. (Ê)	225,000	5.280	12/24/07	225,000
Goldman Sachs Group, Inc. (Ê)	100,000	5.413	12/11/06	100,000
Goldman Sachs Group, Inc. (Ê)	25,000	5.350	12/18/06	25,000
Goldman Sachs Group, Inc. (Ê)	50,000	5.370	03/13/07	50,000
Goldman Sachs Group, Inc. (Ê)	30,000	5.420	08/13/07	30,000
Goldman Sachs Group, Inc. (Ê)	48,000	5.420	09/04/07	48,000
HBOS Treasury Services PLC (Ê)	55,000	5.370	12/01/07	55,000
HBOS Treasury Services PLC (Ê)	100,000	5.290	12/09/07	100,000
JP Morgan Chase & Co. (Ê)	145,000	5.290	12/02/07	145,000
Macquarie Bank Ltd. (Ê)	95,000	5.330	12/21/07	95,000
Merrill Lynch & Co., Inc. (Ê)	80,000	5.380	12/06/07	80,000
Morgan Stanley (Ê)	80,000	5.380	12/06/07	80,000
Morgan Stanley (Ê)	50,000	5.380	12/15/07	50,000
National Australia Bank (Ê)	95,000	5.290	12/07/07	95,000
National City Bank of Indiana (Ê)	28,800	5.352	01/12/07	28,801
Nordea Bank (Ê)	63,000	5.330	12/13/07	63,000
Northern Rock PLC (Ê)	100,000	5.360	11/03/07	100,000
Northern Rock PLC (Ê)	60,000	5.320	12/06/07	60,000
Svenska Handelsbanken (Ê)	100,000	5.290	12/21/07	100,000
UniCredito Italiano SpA (Ê)	35,000	5.330	12/15/07	35,000
Washington Mutual Bank (Ê)	55,000	5.300	04/20/07	55,000
Wells Fargo & Company (Ê)	100,000	5.310	12/01/07	100,000
Westpac Banking Corp. (Ê)	100,000	5.289	12/06/07	100,000
Westpac Banking Corp. (Ê)	82,000	5.290	12/16/07	82,000
Total Corporate Bonds & Notes (amortized cost $2,721,800)				2,721,800
Domestic Certificates of Deposit - 6.2%
Citibank NA	288,000	5.315	02/02/07	288,000
First Tennessee Bank NA	200,000	5.330	12/21/06	200,000
Washington Mutual Bank	100,000	5.340	05/17/07	100,000
Washington Mutual Bank (Ê)	100,000	5.355	09/17/07	100,000
Total Domestic Certificates of Deposit (amortized cost $688,000)				688,000
Domestic Commercial Paper - 16.1%
Beethoven Funding Corp.	202,091	5.280	01/11/07	200,876
Cobbler Funding LLC	170,000	5.290	01/25/07	168,626

Prime Money Market Fund 4

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Dakota Notes	136,000	5.275	12/06/06	135,900
Davis Square Funding IV Corp.	100,000	5.290	12/13/06	99,824
Davis Square Funding VI Corp.	75,000	5.290	12/20/06	74,791
Edison Asset Securitization LLC	100,000	5.310	12/21/06	99,705
Edison Asset Securitization LLC	150,000	5.210	04/18/07	147,004
General Electric Capital Corp.	75,000	5.200	04/16/07	73,527
Giro Balanced Funding Corp.	76,044	5.270	01/26/07	75,421
Grampian Funding Ltd.	100,000	5.380	12/18/06	99,746
Grampian Funding Ltd.	112,000	5.230	03/20/07	110,226
Polonius, Inc.	98,995	5.280	12/20/06	98,719
Scaldis Capital Ltd.	125,000	5.230	03/20/07	123,021
Surrey Funding Corp.	118,700	5.260	01/22/07	117,798
Surrey Funding Corp.	90,193	5.250	01/30/07	89,404
Versailles CDS LLC	53,000	5.290	12/11/06	52,922
Total Domestic Commercial Paper (amortized cost $1,767,510)				1,767,510
Eurodollar Certificates of Deposit - 3.1%
Societe Generale	100,000	5.500	02/07/07	100,000
Societe Generale	100,000	5.310	04/19/07	100,000
Societe Generale	100,000	5.510	08/08/07	100,044
UniCredito Italiano SpA (Ê)	41,000	5.290	05/30/07	40,998
Total Eurodollar Certificates of Deposit (amortized cost $341,042)				341,042
Foreign Commercial Paper - 3.7%
HSBC Bank USA	100,000	5.205	02/06/07	99,031
Macquarie Bank Ltd. (Ê)	100,000	5.300	07/20/07	99,994
Skandinaviska Enskilda (Ê)	60,000	5.290	01/22/07	60,000
Swedbank	150,000	5.230	04/25/07	146,840
Total Foreign Commercial Paper (amortized cost $405,865)				405,865
United States Government Agencies - 0.5%
Freddie Mac	50,000	5.250	05/16/07	49,988
Total United States Government Agencies (amortized cost $49,988)				49,988
Yankee Certificates of Deposit - 30.9%
Abbey National Treasury Services PLC	250,000	5.343	04/23/07	250,000
Banco Bilbao Vizcaya Argentaria	120,000	5.315	01/12/07	120,001
Banco Bilbao Vizcaya Argentaria	81,075	5.300	01/31/07	81,051
Banco Bilbao Vizcaya Argentaria	100,000	5.505	08/03/07	100,003
Barclays Bank PLC	100,000	5.330	01/16/07	100,000
Barclays Bank PLC (Ê)	50,000	5.275	07/05/07	50,000
Barclays Bank PLC	198,500	5.275	07/05/07	198,481
BNP Paribas SA	75,000	5.320	02/14/07	75,000
BNP Paribas SA (Ê)	225,000	5.310	10/03/07	224,963

Prime Money Market Fund 5

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Canadian Imperial Bank Corp.	125,000	5.343	04/23/07	125,000
Canadian Imperial Bank Corp. (Ê)	100,000	5.340	02/28/07	100,000
Credit Agricole Indosuez	150,000	5.260	08/28/07	150,000
Fortis Funding LLC (Ê)	100,000	5.270	10/15/07	99,991
HBOS Treasury Services PLC	100,000	5.270	02/05/07	100,000
HBOS Treasury Services PLC (Ê)	75,000	5.280	06/19/07	75,000
Landesbank Hessen-Thuringen	100,000	5.310	02/15/07	100,000
Norddeutsche Landesbank	100,000	5.323	02/05/07	100,000
Royal Bank of Canada (Ê)	300,000	5.303	09/28/07	299,945
Royal Bank of Scotland (Ê)	100,000	5.260	09/14/07	99,980
San Paolo IMI	100,000	5.330	04/13/07	99,996
Svenska Handelsbanken (Ê)	95,000	5.255	12/28/06	94,998
Toronto Dominion Bank	200,000	5.505	05/03/07	200,004
UBS AG	300,000	5.305	02/05/07	300,000
UniCredito Italiano SpA	200,000	5.380	02/12/07	200,000
UniCredito Italiano SpA	50,000	5.395	10/29/07	49,989
Total Yankee Certificates of Deposit (amortized cost $3,394,402)				3,394,402
Total Investments - 85.2% (amortized cost $9,368,607)				9,368,607

Repurchase Agreements - 14.8%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $37,708 dated November 30, 2006 at 5.330% to be repurchased at $37,714 on December 1, 2006, collateralized by: $37,274 par various United States Government Agency Mortgage Obligations, valued at $38,462	37,708
Agreement with Credit Suisse First Boston, LLC and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated November 30, 2006 at 5.363% to be repurchased at $100,015 on December 1, 2006, collateralized by: $100,821 par various Corporate Obligations, valued at $102,002	100,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $100,000 dated November 28, 2006, at 5.320% to be repurchased at $100,429 on December 27, 2006, collateralized by: 4,727 shares various Equities, valued at $105,000	100,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $200,000 dated October 18, 2006, at 5.350% to be repurchased at $202,210 on December 29, 2006, collateralized by: $91,643 par various Equities, valued at $210,001	200,000
Agreement with JP Morgan Chase Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $38,361 dated November 30, 2006, at 5.413% to be repurchased at $38,367 on December 1, 2006, collateralized by: $40,280 par various Corporate Obligations, valued at $40,280	38,361
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $250,000 dated November 30, 2006 at 5.350% to be repurchased at $250,037 on December 1, 2006, collateralized by: $249,986 par various Mortgage Backed Obligations, valued at $255,000	250,000

Prime Money Market Fund 6

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $450,000 dated November 30, 2006 at 5.310% to be repurchased at $450,066 on December 1, 2006, collateralized by: $1,145,165 par various United States Government Agency Mortgage Obligations, valued at $460,977	450,000
Agreement with Salomon Smith Barney and The Bank of New York, Inc. (Tri-Party) of $450,000 dated November 30, 2006 at 5.320% to be repurchased at $450,067 on December 1, 2006, collateralized by: $850,068 par various United States Government Agency Mortgage Obligations, valued at $459,000	450,000
Total Repurchase Agreements (identified cost $1,626,069)	1,626,069
Total Investments and Repurchase Agreements - 100.0% (cost $10,994,676) (†)	10,994,676
Other Assets and Liabilities, Net - 0.0%	1,799
Net Assets - 100.0%	10,996,475

See accompanying notes which are an integral part of the schedules of investments.
Prime Money Market Fund 7

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments — November 30, 2006 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

Notes to Schedules of Investments 8

SSgA

Institutional Money Market Funds

Notes to Quarterly Report — November 30, 2006 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2006. This Quarterly Report reports on two Funds, the SSgA US Treasury Money Market Fund and the SSgA Prime Money Market Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Administrator is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. The Administrator is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Repurchase Agreements

The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (Bank of New York and JP Morgan Chase) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the

Notes to Quarterly Report
9

SSgA
Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2006 (Unaudited)

collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of November 30, 2006, $221,451,822 represents the investments of other Investment Company Funds not presented herein.

Notes to Quarterly Report
10

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — November 30, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
11

IMMQR-11/06

FIXED INCOME FUNDS

Yield Plus Fund

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

November 30, 2006

SSgA Funds

Fixed Income Funds

Quarterly Report

November 30, 2006 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Yield Plus Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 102.4%
Asset-Backed Securities - 62.8%
Access Group, Inc. (Ê) Series 2003-A Class A1 5.807% due 04/25/23	3,140	3,180
ACE Securities Corp. (Ê) Series 2005-HE6 Class A2B 5.520% due 10/25/35	4,000	4,001
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R1 Class M5 6.520% due 02/25/34	3,000	3,015
Amortizing Residential Collateral Trust (Ê) Series 2002-BC5 Class M1 6.010% due 07/25/32	1,808	1,812
Argent Securities, Inc. (Ê) Series 2003-W3 Class M1 6.070% due 09/25/33	3,000	3,021
Series 2004-W2 Class M2 6.570% due 04/25/34	4,000	4,052
Asset Backed Funding Certificates (Ê) Series 2004-HE1 Class M2 6.470% due 07/25/34	1,755	1,781
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class M1 6.220% due 04/15/33	3,478	3,479
Camber, PLC (Ê)(l) Series 2006-6A Class B 5.772% due 07/12/43	770	768
Chase Funding Mortgage Loan Asset-Backed Certificates (Ê) Series 2001-4 Class 2M1 6.670% due 11/25/31	1,239	1,240
Countrywide Asset-Backed Certificates (Ê) Series 2004-1 Class M6 6.520% due 12/25/33	2,700	2,710
Series 2004-BC5 Class M5 6.320% due 10/25/34	1,650	1,662
Credit-Based Asset Servicing and Securitization LLC (Ê) Series 2005-CB4 Class AF1 5.440% due 08/25/35	282	282
Series 2005-CB8 Class AF1A 5.410% due 12/25/35	4,783	4,784
Series 2005-CB8 Class M1 5.850% due 12/25/35	2,300	2,309
GE Business Loan Trust (Ê)(l) Series 2004-1 Class A 5.610% due 05/15/32	7,736	7,739
Series 2004-1 Class B 6.020% due 05/15/32	2,321	2,319

	Principal Amount ($) or Shares	Market Value $
GSAMP Trust (Ê) Series 2005-HE4 Class B2 6.620% due 08/25/35	1,000	1,005
Series 2005-HE6 Class M1 5.760% due 11/25/35	4,000	4,018
Series 2006-FM1 Class M2 5.640% due 04/25/36	5,000	5,000
Indymac Residential Asset Backed Trust (Ê) Series 2005-D Class M3 5.800% due 03/25/36	5,000	5,020
IXIS Real Estate Capital Trust (Ê) Series 2005-HE3 Class A2 5.430% due 12/25/35	559	559
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-WMC Class M2 5.610% due 07/25/36	3,000	3,002
Long Beach Mortgage Loan Trust (Ê) Series 2005-WL1 Class 3M1 5.800% due 06/25/45	2,000	2,009
Mastr Asset Backed Securities Trust (Ê) Series 2006-NC2 Class M2 5.620% due 08/25/36	1,900	1,900
Morgan Stanley Home Equity Loans (Ê) Series 2005-3 Class A1 5.430% due 08/25/35	1,017	1,017
National City Credit Card Master Trust (Ê) Series 2002-1 Class A 5.460% due 01/15/09	5,000	5,001
New Century Home Equity Loan Trust (Ê) Series 2006-1 Class M1 5.660% due 05/25/36	4,000	4,007
Novastar Home Equity Loan (Ê) Series 2005-3 Class M2 5.790% due 01/25/36	5,000	5,023
Series 2006-1 Class M1 5.620% due 05/25/36	3,000	3,001
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-3 Class M3 5.690% due 03/25/37	2,805	2,811
Residential Asset Securities Corp. (Ê) Series 2005-KS7 Class A1 5.420% due 08/25/35	181	181
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-HE1 Class M1 5.620% due 05/25/36	4,000	4,003
SG Mortgage Securities Trust (Ê) Series 2005-OPT Class M2 5.770% due 10/25/35	3,500	3,518

Yield Plus Fund 3

SSgA
Yield Plus Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
SLM Student Loan Trust (Ê) Series 2003-B Class A2 5.790% due 03/15/22	4,000	4,048
SMS Student Loan Trust (Ê) Series 1998-A Class A2 5.496% due 07/28/26	1,388	1,389
Stack, Ltd. (Ê)(l) Series 2006-1A Class 2 5.921% due 08/10/46	1,585	1,581
Structured Asset Investment Loan Trust (Ê) Series 2003-BC2 Class M1 6.240% due 04/25/33	2,000	2,001
Series 2003-BC3 Class M1 6.745% due 04/25/33	5,000	5,004
Series 2003-BC1 Class M2 7.170% due 10/25/33 3,000 3,007 7.070% due 11/25/33	2,700	2,718
Series 2004-4 Class M5 6.770% due 04/25/34	2,440	2,440
Series 2004-BNC Class M3 6.620% due 12/25/34	3,811	3,833
Structured Asset Securities Corp. (Ê) Series 2005-WF2 Class M1 5.700% due 05/25/35	2,000	2,010
		127,260
Corporate Bonds and Notes - 2.5%
Residential Accredit Loans, Inc. 5.540% due 12/25/36	5,000	5,000
International Debt - 23.0%
ARMS II (Ê) Series 2004-G3 Class A1A 5.580% due 01/10/35	2,949	2,957
Cairn Mezzanine ABS CDO PLC (Ê)(l) Series 2006-1A Class 2 5.822% due 12/09/46	1,500	1,500
Crusade Global Trust (Ê) Series 2003-1 Class A 5.574% due 01/17/34	972	974
Series 2003-2 Class A 5.580% due 09/18/34	2,204	2,208
Granite Master Issuer PLC (Ê)(l) Series 2006-1A Class A5 5.445% due 12/20/54	5,000	5,003
Granite Mortgages PLC (Ê) Series 2002-2 Class 1A2 5.554% due 01/20/43	2,574	2,577
Series 2004-3 Class 2A1 5.530% due 09/20/44	1,500	1,499

	Principal Amount ($) or Shares	Market Value $
Holmes Financing PLC (Ê) Series 2005-9 Class 2A 5.434% due 07/15/13	3,000	3,001
Medallion Trust (Ê) Series 2002-1G Class A1 5.544% due 04/17/33	2,060	2,066
Series 2004-1G Class A1 5.500% due 05/25/35	2,038	2,040
Montauk Point CDO, Ltd. (Ê)(l) Series 2006-2A Class A1J 5.790% due 06/07/46	1,460	1,459
Ocwen Advance Receivables Backed Notes (Ê)(l) Series 2004-1A Class A2 5.820% due 10/24/13	1,300	1,303
Permanent Financing PLC (Ê) Series 2004-4 Class 2A 5.460% due 03/10/09	4,500	4,500
Series 2004-5 Class 2A 5.500% due 06/10/11	5,000	5,003
Series 2003-3 Class 3A 5.570% due 09/10/33	2,000	2,003
Puma Finance, Ltd. (Ê) Series 2003-G3 Class A 5.605% due 08/08/34	1,298	1,299
Superannuation Members Home Loans Global Fund (Ê) Series 2002-3A Class A 5.620% due 12/01/28	5,473	5,482
Westpac Securitisation Trust (Ê) Series 2002-1G Class A 5.558% due 06/05/33	1,761	1,763
		46,637
Mortgage-Backed Securities - 14.1%
Credit Suisse First Boston Mortgage Securities Corp. (l) Series 2003-C4 Class ASP Interest Only STRIP 0.551% due 08/15/36	126,705	1,648
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.600% due 04/25/36	2,493	2,501
Harborview Mortgage Loan Trust (Ê) Series 2005-7 Class 2A2A 5.620% due 06/19/45	1,368	1,372
Morgan Stanley Capital I (l) Series 2003-IQ5 Class X2 Interest Only STRIP 1.041% due 04/15/38	36,933	1,098

Yield Plus Fund 4

SSgA
Yield Plus Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Residential Accredit Loans, Inc. (Ê) Series 2003-QS1 Class A5 5.970% due 07/25/33	1,058	1,065
Series 2004-QS1 Class A2 5.870% due 01/25/34	1,043	1,046
Residential Asset Securitization Trust (Ê) Series 2003-A8 Class A2 5.670% due 10/25/18	2,259	2,251
Series 2003-A9 Class A3 5.870% due 08/25/33	2,064	2,062
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class M1 5.620% due 05/25/36	3,000	3,005
Sequoia Mortgage Trust (Ê) Series 2003-2 Class A1 5.650% due 06/20/33	50	50
Series 2003-6 Class B1 5.900% due 11/20/33	1,827	1,827
Series 2004-1 Class B1 5.870% due 02/20/34	1,284	1,286
Series 2004-2 Class B2 6.300% due 03/20/34	1,909	1,914
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC3 Class M2 5.610% due 06/25/37	3,500	3,503
Structured Asset Securities Corp. (Ê) Series 2006-OPT Class M2 5.660% due 04/25/36	4,000	3,984
		28,612
Total Long-Term Investments (cost $206,600)		207,509
Short-Term Investments - 0.1%
Federated Investors Prime Cash Obligations Fund	67,807	68
Goldman Sachs Financial Square Funds - Prime Obligations Fund	55,458	55
Total Short-Term Investments (cost $123)		123
Total Investments - 102.5% (identified cost $206,723)		207,632
Other Assets and Liabilities, Net - (2.5%)		(5,064)
Net Assets - 100.0%		202,568

See accompanying notes which are an integral part of the schedules of investments.
Yield Plus Fund 5

SSgA
Bond Market Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 115.1%
Asset-Backed Securities - 22.3%
Argent Securities, Inc. (Ê) Series 2005-W3 Class M2 5.780% due 11/25/35	2,000	2,008
Asset Backed Securities Corp. Home Equity (Ê) Series 2005-HE3 Class M2 5.760% due 04/25/35	2,500	2,510
Series 2005-HE8 Class M2 5.770% due 11/25/35	1,000	1,005
Series 2006-HE3 Class A3 5.380% due 03/25/36	1,007	1,007
Carrington Mortgage Loan Trust (Ê) Series 2005-OPT Class A1C 5.550% due 05/25/35	3,000	3,004
Series 2006-NC2 Class M2 5.610% due 06/25/36	426	426
CDC Mortgage Capital Trust (Ê) Series 2002-HE1 Class A 5.630% due 01/25/33	245	245
Centex Home Equity (Ê) Series 2005-D Class M2 5.780% due 10/25/35	2,000	2,011
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-NC2 Class A2A 5.364% due 09/25/36	5,327	5,327
Series 2006-AMC Class M2 5.630% due 09/25/36	2,850	2,850
Countrywide Asset-Backed Certificates (Ê) Series 2003-BC3 Class A2 5.630% due 09/25/33	144	143
Series 2004-BC1 Class A1 5.550% due 04/25/34	319	319
Series 2004-6 Class M5 6.655% due 08/25/34	300	304
Series 2004-BC5 Class M4 6.250% due 09/25/34	357	362
Series 2005-4 Class 3AV2 5.530% due 10/25/35	4,819	4,823
Series 2006-BC2 Class M7 6.220% due 07/25/36	1,125	1,124
Credit-Based Asset Servicing and Securitization LLC (Ê) Series 2005-CB5 Class AF1 5.460% due 08/25/35	419	419

	Principal Amount ($) or Shares	Market Value $
Encore Credit Receivables Trust (Ê) Series 2005-4 Class M2 5.760% due 02/01/36	2,000	2,010
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class 2A2 5.456% due 12/25/36	4,000	4,006
Series 2006-FF1 Class M2 5.636% due 12/25/36	885	885
Fremont Home Loan Trust (Ê) Series 2005-A Class 1A2 5.600% due 01/25/35	1,491	1,492
Series 2006-3 Class M2 5.630% due 02/25/37	2,500	2,500
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 5.370% due 06/15/10	1,000	1,000
GMAC Mortgage Corp. Loan Trust Series 2004-HE5 Class A3 3.970% due 09/25/34	833	825
GSAMP Trust (Ê) Series 2004-NC1 Class M1 5.870% due 03/25/34	1,777	1,784
Series 2005-HE4 Class B2 6.620% due 08/25/35	1,000	1,005
Series 2006-HE5 Class M5 5.730% due 08/25/36	2,500	2,502
Series 2006-HE5 Class M8 6.430% due 08/25/36	1,500	1,495
Home Equity Asset Trust (Ê) Series 2005-8 Class M2 5.770% due 02/25/36	2,000	2,010
HSI Asset Securitization Corp. Trust (Ê) Series 2006-OPT Class M8 6.520% due 02/25/36	2,000	2,004
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-FRE Class M2 5.680% due 02/25/36	3,000	3,001
Long Beach Mortgage Loan Trust (Ê) Series 2005-1 Class 2A2 5.570% due 02/25/35	103	103
Series 2005-2 Class 2A3 5.620% due 04/25/35	3,000	3,006
Series 2005-3 Class M2 5.810% due 09/25/35	2,500	2,511
Series 2006-10 Class M2 5.610% due 11/25/36	465	465

Bond Market Fund 6

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley ABS Capital I (Ê) Series 2006-WMC Class M2 5.720% due 12/25/35	600	602
Series 2006-HE4 Class B2 6.370% due 06/25/36	2,000	1,991
Series 2006-WMC Class B2 6.370% due 06/25/36	2,250	2,239
Series 2006-HE6 Class M2 5.620% due 09/25/36	1,285	1,285
Series 2006-HE7 Class M2 5.630% due 09/25/36	2,200	2,200
Morgan Stanley Home Equity Loans (Ê) Series 2006-3 Class M2 5.630% due 04/25/36	455	455
Morgan Stanley IXIS Real Estate Capital Trust (Ê) Series 2006-2 Class M2 5.620% due 11/25/36	1,240	1,240
New Century Home Equity Loan Trust (Ê) Series 2006-1 Class A2A 5.380% due 05/25/36	1,906	1,906
Series 2006-1 Class M1 5.660% due 05/25/36	1,070	1,072
Novastar Home Equity Loan (Ê) Series 2005-3 Class M1 5.770% due 01/25/36	1,145	1,150
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 5.790% due 06/25/33	1,367	1,371
Series 2005-5 Class A2 5.410% due 12/25/35	996	996
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	512
Residential Asset Securities Corp. Series 2003-KS8 Class AI4 4.590% due 08/25/31	1,000	990
Series 2005-KS1 Class M2 5.760% due 11/25/35	1,000	1,005
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-OP1 Class M2 5.710% due 10/25/35	500	502
Series 2006-FR2 Class B2 6.370% due 03/25/36	2,260	2,248
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 5.860% due 04/25/35	2,500	2,505
Series 2005-4 Class 2A2 5.520% due 03/25/36	3,100	3,101

	Principal Amount ($) or Shares	Market Value $
Series 2006-OPT Class M4 5.820% due 03/25/36	1,248	1,251
Series 2006-OPT Class M1 5.620% due 05/25/36	3,000	3,005
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC4 Class M2 5.636% due 09/25/37	1,715	1,715
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 6.770% due 04/25/34	1,600	1,600
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	1,981	1,943
Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	527
Series 2005-WF2 Class A1 5.400% due 05/25/35	138	138
Terwin Mortgage Trust (Ê) Series 2005-12A Class AF1 5.500% due 07/25/36	58	58
Toyota Motor Credit Corp. Series 2005 4.400% due 10/01/08	100	99
Washington Mutual Asset-Backed Certificates (Ê) Series 2006-HE1 Class M2 5.690% due 04/25/36	330	330
WFS Financial Owner Trust Series 2005-3 Class A3A 4.250% due 06/17/10	234	232
		98,759
Corporate Bonds and Notes - 15.3%
Abbott Laboratories 5.875% due 05/15/16	100	105
AEP Texas Central Co. Series E 6.650% due 02/15/33	100	109
Aetna, Inc. 7.875% due 03/01/11	35	39
Alabama Power Co. 5.700% due 02/15/33	50	51
Alcoa, Inc. 7.375% due 08/01/10	180	194
Allstate Corp. (The) 7.200% due 12/01/09	115	122
5.550% due 05/09/35	85	84
AMBAC Financial Group, Inc. 5.950% due 12/05/35	75	78

Bond Market Fund 7

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
American Express Co. 5.500% due 09/12/16	225	230
American Express Credit Corp. 5.300% due 12/02/15	50	51
American General Capital II 8.500% due 07/01/30	225	300
American General Finance Corp. 3.875% due 10/01/09	30	29
5.750% due 09/15/16	75	77
Ameriprise Financial, Inc. 5.350% due 11/15/10	100	101
AmerUs Group Co. 5.950% due 08/15/15	60	64
Amgen, Inc. 4.000% due 11/18/09	120	117
Anadarko Petroleum Corp. 5.950% due 09/15/16	250	256
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	85	88
6.500% due 05/01/42	100	111
Apache Corp. 6.250% due 04/15/12	35	37
Appalachian Power Co. 6.375% due 04/01/36	75	79
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	55
7.000% due 02/01/31	100	119
Archstone-Smith Operating Trust 3.000% due 06/15/08	40	39
Archstone-Smith Trust 5.750% due 03/15/16	50	51
Arizona Public Service Co. 6.375% due 10/15/11	85	88
Atlantic Richfield Co. 5.900% due 04/15/09	100	102
Avon Products, Inc. 5.125% due 01/15/11	50	50
AXA Equitable Life Insurance Co. (l) 7.700% due 12/01/15	115	133
Bank of America Corp. 7.800% due 02/15/10	400	433
7.400% due 01/15/11	300	327
BAC Capital Trust VI 5.625% due 03/08/35	150	145
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	40	42
Bank of Tokyo-Mitsubishi, Ltd. (The) 7.400% due 06/15/11	150	164
Bank One Corp. 7.625% due 10/15/26	625	765
8.000% due 04/29/27	200	254

	Principal Amount ($) or Shares	Market Value $
BB&T Corp. 4.750% due 10/01/12	75	74
Bear Stearns Cos., Inc. (The) 2.875% due 07/02/08	50	48
5.300% due 10/30/15	325	325
5.550% due 01/22/17	145	147
Bellsouth Capital Funding Corp. 7.875% due 02/15/30	150	179
BellSouth Corp. 6.000% due 10/15/11	200	207
Berkshire Hathaway Finance Corp. 4.125% due 01/15/10	200	196
4.850% due 01/15/15	150	148
Black & Decker Corp. 7.125% due 06/01/11	50	53
Boeing Capital Corp., Ltd. 6.500% due 02/15/12	200	213
Boston Properties, LP 6.250% due 01/15/13	100	105
Boston Scientific Corp. 7.000% due 11/15/35	40	41
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	100	98
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	100	107
Campbell Soup Co. 5.875% due 10/01/08	30	30
6.750% due 02/15/11	50	53
5.000% due 12/03/12	50	50
Capital One Bank 5.125% due 02/15/14	250	248
Capital One Financial Corp. 5.700% due 09/15/11	115	117
Cardinal Health, Inc. 6.750% due 02/15/11	65	69
Carolina Power & Light Co. 5.250% due 12/15/15	70	70
Caterpillar Financial Services Corp. Series MTNF 4.500% due 09/01/08	50	49
4.625% due 06/01/15	200	192
5.500% due 03/15/16	75	76
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	56
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	325	350
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	55

Bond Market Fund 8

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Charter One Bank North America Series BKNT 5.500% due 04/26/11	125	127
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	100	106
Cingular Wireless Services, Inc. 8.750% due 03/01/31	225	300
CIT Group Holdings, Inc. 5.400% due 01/30/16	100	100
CIT Group, Inc. 4.750% due 08/15/08	100	99
5.600% due 04/27/11	125	127
7.750% due 04/02/12	175	195
6.000% due 04/01/36	50	51
Citigroup, Inc. 4.125% due 02/22/10	325	317
4.625% due 08/03/10	300	297
5.100% due 09/29/11	150	151
5.625% due 08/27/12	300	308
4.700% due 05/29/15	325	315
5.300% due 01/07/16	200	202
5.850% due 12/11/34	375	392
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	50	51
Coca-Cola Enterprises, Inc. 5.750% due 11/01/08	150	152
7.000% due 10/01/26	100	116
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	175	201
Comcast Cable Communications, Inc. 6.875% due 06/15/09	300	312
Comcast Corp. 6.500% due 01/15/15	250	264
5.900% due 03/15/16	350	356
Commonwealth Edison Co. 5.900% due 03/15/36	75	76
ConAgra Foods, Inc. 6.750% due 09/15/11	175	186
ConocoPhillips 6.650% due 07/15/18	175	194
Consolidated Edison Co. of New York 5.375% due 12/15/15	75	76
5.850% due 03/15/36	75	77
Constellation Energy Group, Inc. 6.125% due 09/01/09	125	128
Consumers Energy Co. Series B 5.375% due 04/15/13	200	201
Coors Brewing Co. 6.375% due 05/15/12	80	84

	Principal Amount ($) or Shares	Market Value $
Countrywide Financial Corp. 6.250% due 05/15/16	125	129
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	275	262
COX Communications, Inc. 3.875% due 10/01/08	100	97
7.125% due 10/01/12	110	119
5.500% due 10/01/15	50	49
Credit Suisse First Boston USA, Inc. 4.625% due 01/15/08	250	249
4.875% due 01/15/15	250	245
Credit Suisse USA, Inc. 5.250% due 03/02/11	75	76
6.125% due 11/15/11	200	209
5.375% due 03/02/16	100	101
7.125% due 07/15/32	225	273
CRH America, Inc. 6.950% due 03/15/12	100	107
CSX Corp. 6.750% due 03/15/11	150	159
CVS Corp. 5.750% due 08/15/11	275	281
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
DaimlerChrysler NA Holding Corp. 4.875% due 06/15/10	300	294
5.875% due 03/15/11	200	202
DaimlerChrysler North America Holding Corp. 5.750% due 09/08/11	175	176
Deere & Co. 7.850% due 05/15/10	32	35
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	25
Dominion Resources, Inc. Series B 5.950% due 06/15/35	100	102
Series 06-B 6.300% due 09/30/66	250	254
Dow Chemical Co. (The) 5.750% due 12/15/08	200	202
DR Horton, Inc. 6.000% due 04/15/11	100	101
DTE Energy Co. Series A 6.650% due 04/15/09	63	65
Duke Capital LLC 6.250% due 02/15/13	50	52
5.500% due 03/01/14	200	201
8.000% due 10/01/19	100	119

Bond Market Fund 9

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Duke Energy Corp. 5.300% due 10/01/15	275	277
Duke Energy Indiana, Inc. 5.000% due 09/15/13	100	98
EI Du Pont de Nemours & Co. 6.875% due 10/15/09	150	158
Electronic Data Systems Corp. 7.125% due 10/15/09	75	79
Emerson Electric Co. 5.000% due 12/15/14	100	99
Energy Transfer Partners, LP 6.125% due 02/15/17	70	72
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	450	448
5.000% due 03/01/15	100	96
EOP Operating, LP 5.875% due 01/15/13	50	53
ERP Operating, LP 6.625% due 03/15/12	75	80
Exelon Corp. 5.625% due 06/15/35	85	83
Exelon Generation Co. LLC 6.950% due 06/15/11	100	106
Federated Department Stores, Inc. 6.625% due 04/01/11	50	52
7.450% due 07/15/17	75	83
FedEx Corp. 9.650% due 06/15/12	125	151
FIA Card Services North America 6.625% due 06/15/12	150	161
Fifth Third Bank Series BKNT 4.750% due 02/01/15	100	97
First Data Corp. 3.375% due 08/01/08	200	195
Firstar Bank NA 7.125% due 12/01/09	210	222
FirstEnergy Corp. Series B 6.450% due 11/15/11	200	211
Series C 7.375% due 11/15/31	200	236
FleetBoston Financial Corp. 3.850% due 02/15/08	150	148
6.700% due 07/15/28	200	227
Florida Power & Light Co. 4.850% due 02/01/13	380	377
5.950% due 10/01/33	250	266
Florida Power Corp. 4.800% due 03/01/13	150	147

	Principal Amount ($) or Shares	Market Value $
Fortune Brands, Inc. 5.375% due 01/15/16	50	48
Gannett Co., Inc. 6.375% due 04/01/12	100	104
GE Global Insurance Holding Corp. 7.750% due 06/15/30	400	499
Genentech, Inc. 4.750% due 07/15/15	100	97
General Dynamics Corp. 4.250% due 05/15/13	60	57
General Electric Capital Corp. Series MTNA 6.500% due 12/10/07	250	253
4.875% due 10/21/10	75	75
5.500% due 04/28/11	50	51
Series MTNA 5.875% due 02/15/12	250	260
5.000% due 01/08/16	175	174
Series MTNA 6.750% due 03/15/32	2,050	2,423
General Electric Co. 5.000% due 02/01/13	200	200
General Mills, Inc. 6.000% due 02/15/12	64	66
Genworth Financial, Inc. 4.950% due 10/01/15	50	49
Gillette Co. (The) 2.875% due 03/15/08	50	49
Golden West Financial Corp. 4.750% due 10/01/12	40	39
Goldman Sachs Group, Inc. 5.350% due 01/15/16	325	325
5.750% due 10/01/16	400	412
5.950% due 01/15/27	70	71
6.125% due 02/15/33	100	105
6.345% due 02/15/34	475	495
Goldman Sachs Group, LP 4.500% due 06/15/10	405	399
5.000% due 10/01/14	800	785
Harris Corp. 5.000% due 10/01/15	50	48
Hartford Life Global Funding Trusts 5.200% due 02/15/11	50	51
Health Care REIT, Inc. 6.200% due 06/01/16	25	26
Health Management Associates, Inc. 6.125% due 04/15/16	50	49
Hess Corp. 7.875% due 10/01/29	225	271
7.300% due 08/15/31	200	229
Hewlett-Packard Co. 3.625% due 03/15/08	100	98

Bond Market Fund 10

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Historic TW, Inc. 9.125% due 01/15/13	175	206
HJ Heinz Finance Co. 6.750% due 03/15/32	110	116
Home Depot, Inc. 3.750% due 09/15/09	100	97
5.400% due 03/01/16	500	499
Honeywell International, Inc. 5.400% due 03/15/16	175	178
Hospitality Properties Trust 5.125% due 02/15/15	100	96
HSBC Bank USA NA Series BKNT 5.625% due 08/15/35	250	249
HSBC Finance Corp. 4.750% due 04/15/10	150	149
8.000% due 07/15/10	150	164
6.375% due 08/01/10	80	83
5.250% due 01/14/11	200	202
6.750% due 05/15/11	250	267
7.000% due 05/15/12	100	109
5.250% due 04/15/15	200	200
5.500% due 01/19/16	250	254
HSBC Financial Capital Trust IX 5.911% due 11/30/35	150	153
International Business Machines Corp. 5.375% due 02/01/09	150	151
8.375% due 11/01/19	150	191
5.875% due 11/29/32	150	159
International Lease Finance Corp. 4.350% due 09/15/08	365	360
5.125% due 11/01/10	300	300
5.250% due 01/10/13	100	100
5.875% due 05/01/13	125	129
International Paper Co. 4.250% due 01/15/09	150	147
iStar Financial, Inc. 5.650% due 09/15/11	100	101
Jefferies Group, Inc. 6.250% due 01/15/36	50	49
John Deere Capital Corp. 3.900% due 01/15/08	100	99
Series MTND 4.500% due 08/25/08	100	99
4.875% due 03/16/09	50	50
7.000% due 03/15/12	50	54
Johnson Controls, Inc. 5.500% due 01/15/16	45	45
JP Morgan Chase Capital XV 5.875% due 03/15/35	250	250

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase & Co. 7.875% due 06/15/10	200	218
4.750% due 03/01/15	200	194
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	250	261
Kellogg Co. 2.875% due 06/01/08	50	48
Series B 7.450% due 04/01/31	50	62
Key Bank NA Series BKNT 7.000% due 02/01/11	125	134
4.950% due 09/15/15	50	49
Kimberly-Clark Corp. 5.625% due 02/15/12	100	103
Kimco Realty Corp. 5.783% due 03/15/16	50	52
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	37
7.125% due 03/15/12	53	57
7.400% due 03/15/31	100	112
Kinder Morgan, Inc. 6.500% due 09/01/12	145	147
Knight Ridder, Inc. 5.750% due 09/01/17	50	48
Kraft Foods, Inc. 5.625% due 11/01/11	150	153
6.500% due 11/01/31	175	195
Kroger Co. (The) 5.500% due 02/01/13	225	225
Lehman Brothers Holdings, Inc. 4.500% due 07/26/10	200	197
5.750% due 05/17/13	100	103
5.500% due 04/04/16	450	456
Lennar Corp. 5.950% due 03/01/13	50	50
Lincoln National Corp. 6.150% due 04/07/36	75	80
Lowe's Cos., Inc. 8.250% due 06/01/10	85	94
5.400% due 10/15/16	100	101
Lubrizol Corp. 6.500% due 10/01/34	100	104
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	100	99
Mack-Cali Realty, LP 7.250% due 03/15/09	50	52
Marathon Oil Corp. 6.000% due 07/01/12	225	234
6.800% due 03/15/32	100	114

Bond Market Fund 11

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	78
Masco Corp. 5.875% due 07/15/12	75	76
May Department Stores Co. (The) 4.800% due 07/15/09	100	99
MBNA Corp. 5.000% due 06/15/15	300	296
Mellon Funding Corp. 6.375% due 02/15/10	150	157
Merck & Co., Inc. 4.375% due 02/15/13	75	72
6.400% due 03/01/28	50	55
Merrill Lynch & Co., Inc. 6.000% due 02/17/09	275	280
Series MTNB 5.300% due 09/30/15	200	201
6.875% due 11/15/18	325	369
6.220% due 09/15/26	125	132
Metlife, Inc. 5.375% due 12/15/12	46	47
5.700% due 06/15/35	100	101
MGIC Investment Corp. 5.375% due 11/01/15	25	25
Midamerican Energy Holdings Co. 5.875% due 10/01/12	75	77
Monsanto Co. 4.000% due 05/15/08	45	44
Morgan Stanley 4.000% due 01/15/10	100	97
6.600% due 04/01/12	200	213
5.300% due 03/01/13	100	101
4.750% due 04/01/14	200	193
5.375% due 10/15/15	125	126
5.750% due 10/18/16	250	257
6.250% due 08/09/26	100	107
7.250% due 04/01/32	375	453
Motorola, Inc. 8.000% due 11/01/11	125	140
National City Bank of Indiana 4.250% due 07/01/18	100	91
National City Corp. 6.875% due 05/15/19	100	112
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	250	275
NB Capital Trust IV 8.250% due 04/15/27	65	68
News America Holdings, Inc. 9.250% due 02/01/13	50	59
8.000% due 10/17/16	100	117

	Principal Amount ($) or Shares	Market Value $
News America, Inc. 6.625% due 01/09/08	100	101
Nisource Finance Corp. 6.150% due 03/01/13	100	103
Norfolk Southern Corp. 7.800% due 05/15/27	67	84
7.250% due 02/15/31	70	85
Northrop Grumman Corp. 7.125% due 02/15/11	150	161
Occidental Petroleum Corp. 8.450% due 02/15/29	250	340
Pacific Gas & Electric Co. 3.600% due 03/01/09	300	291
4.800% due 03/01/14	75	73
6.050% due 03/01/34	100	104
Pacificorp 5.250% due 06/15/35	225	214
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	105
7.375% due 12/15/14	480	530
8.625% due 02/01/22	75	93
Pepco Holdings, Inc. 6.450% due 08/15/12	100	105
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	65
Pfizer, Inc. 3.300% due 03/02/09	75	72
Pharmacia Corp. 6.600% due 12/01/28	100	117
Pitney Bowes, Inc. 4.625% due 10/01/12	75	73
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	50
PNC Funding Corp. 7.500% due 11/01/09	100	106
Popular North America, Inc. 4.700% due 06/30/09	85	84
PPL Energy Supply LLC 5.400% due 08/15/14	100	99
Praxair, Inc. 6.375% due 04/01/12	70	74
Principal Life Income Funding Trusts 5.125% due 03/01/11	50	50
5.150% due 09/30/11	100	100
Procter & Gamble - Esop Series A 9.360% due 01/01/21	418	530
Procter & Gamble Co. 6.875% due 09/15/09	30	31
Progress Energy, Inc. 7.100% due 03/01/11	75	81

Bond Market Fund 12

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ProLogis 5.500% due 03/01/13	40	40
Protective Life Secured Trusts 4.850% due 08/16/10	50	50
Prudential Financial, Inc. Series MTNC 5.400% due 06/13/35	100	97
PSEG Power LLC 6.950% due 06/01/12	75	80
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	102
Public Service Electric & Gas Co. 5.000% due 08/15/14	300	295
Pulte Homes, Inc. 7.875% due 08/01/11	80	87
Questar Market Resources, Inc. 6.050% due 09/01/16	100	104
Radian Group, Inc. 5.625% due 02/15/13	50	51
Raytheon Co. 7.000% due 11/01/28	100	118
Regions Financial Corp. 4.500% due 08/08/08	50	49
Residential Accredit Loans, Inc. 5.540% due 12/25/36	3,500	3,500
Residential Capital Corp. 6.375% due 06/30/10	100	102
6.500% due 04/17/13	125	130
Rohm & Haas Co. 7.850% due 07/15/29	50	62
Safeco Corp. 4.875% due 02/01/10	75	75
Sara Lee Corp. 6.250% due 09/15/11	50	51
SBC Communications, Inc. 4.125% due 09/15/09	200	195
5.625% due 06/15/16	300	303
Sempra Energy 7.950% due 03/01/10	80	87
Simon Property Group, LP 5.750% due 05/01/12	100	102
5.100% due 06/15/15	155	153
SLM Corp. Series MTNA 4.500% due 07/26/10	50	49
5.450% due 04/25/11	100	101
5.125% due 08/27/12	100	99
Series MTNA 5.000% due 10/01/13	150	148

	Principal Amount ($) or Shares	Market Value $
Southern California Edison Co. 5.000% due 01/15/14	100	99
5.625% due 02/01/36	50	50
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	125	126
Sovereign Bank 5.125% due 03/15/13	250	247
Sprint Capital Corp. 6.900% due 05/01/19	900	953
Suntrust Bank Series BKNT 6.375% due 04/01/11	175	183
Swiss Bank Corp. NY 7.000% due 10/15/15	150	169
Tampa Electric Co. 6.375% due 08/15/12	85	90
Target Corp. 7.500% due 08/15/10	120	130
5.875% due 07/15/16	275	289
Temple-Inland, Inc. 7.875% due 05/01/12	35	39
Teva Pharmaceutical Finance LLC 5.550% due 02/01/16	75	75
Textron Financial Corp. 6.000% due 11/20/09	95	98
5.125% due 02/03/11	100	100
Thermo Fisher Scientific, Inc. 5.000% due 06/01/15	75	72
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	330	410
Time Warner, Inc. 6.875% due 05/01/12	220	235
5.875% due 11/15/16	300	303
Tosco Corp. 7.800% due 01/01/27	150	189
8.125% due 02/15/30	200	264
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	101
TXU Electric Delivery Co. 6.375% due 05/01/12	100	104
7.000% due 05/01/32	100	112
UBS Preferred Funding Trust V (ƒ) Series 1 6.243% due 05/12/49	150	158
Unilever Capital Corp. 7.125% due 11/01/10	175	188
Union Pacific Corp. 6.125% due 01/15/12	350	364
United Technologies Corp. 6.100% due 05/15/12	325	341

Bond Market Fund 13

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	122
5.800% due 03/15/36	125	128
US Bancorp 5.300% due 04/28/09	125	126
US Bank NA Series BKNT 6.375% due 08/01/11	75	79
Valero Energy Corp. 6.875% due 04/15/12	125	134
4.750% due 06/15/13	125	120
Verizon Global Funding Corp. 6.875% due 06/15/12	590	638
4.375% due 06/01/13	350	334
4.900% due 09/15/15	225	218
5.850% due 09/15/35	150	147
Viacom, Inc. 5.750% due 04/30/11	200	202
Virginia Electric and Power Co. Series A 5.400% due 01/15/16	75	75
Series B 6.000% due 01/15/36	175	181
Vornado Realty, LP 5.600% due 02/15/11	50	50
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	425	462
5.600% due 03/15/16	275	281
Wachovia Corp. 6.605% due 10/01/25	285	313
5.500% due 08/01/35	100	98
Wal-Mart Stores, Inc. 6.875% due 08/10/09	200	210
4.500% due 07/01/15	100	96
7.550% due 02/15/30	425	530
5.250% due 09/01/35	150	143
Walt Disney Co. 5.625% due 09/15/16	150	154
Washington Mutual, Inc. 4.375% due 01/15/08	150	149
5.250% due 09/15/17	300	294
Waste Management, Inc. 7.375% due 08/01/10	125	134
WellPoint, Inc. 6.800% due 08/01/12	100	107
Wells Fargo & Co. 4.200% due 01/15/10	50	49
5.125% due 09/15/16	200	199
5.375% due 02/07/35	225	222
Wells Fargo Bank NA 6.450% due 02/01/11	475	501

	Principal Amount ($) or Shares	Market Value $
Wells Fargo Capital I 7.960% due 12/15/26	200	208
Western Union Co. (The) (l) 5.930% due 10/01/16	275	281
Weyerhaeuser Co. 5.950% due 11/01/08	80	81
6.750% due 03/15/12	200	211
Wyeth 6.950% due 03/15/11	225	241
7.250% due 03/01/23	75	87
XTO Energy, Inc. 5.000% due 01/31/15	400	385
5.300% due 06/30/15	75	74
Yum! Brands, Inc. 6.250% due 04/15/16	75	78
Zions Bancorporation 6.000% due 09/15/15	25	26
		67,656
International Debt - 6.0%
Abbey National PLC 7.950% due 10/26/29	80	104
Abu Dhabi National Energy Co. (l) 5.875% due 10/27/16	380	390
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	47
Alcan, Inc. 4.500% due 05/15/13	100	95
America Movil SA de CV 4.125% due 03/01/09	200	195
5.750% due 01/15/15	100	100
Anadarko Finance Co. Series B 6.750% due 05/01/11	100	106
7.500% due 05/01/31	200	236
Apache Finance Canada Corp. 7.750% due 12/15/29	45	56
ARMS II (Ê) Series 2004-G3 Class A1A 5.580% due 01/10/35	2,949	2,957
Banco Mercantil del Norte SA (l) 6.135% due 10/13/16	330	334
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	80	88
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	150	147
Burlington Resources Finance Co. 7.200% due 08/15/31	100	121
Canada Government International Bond 5.250% due 11/05/08	100	101
Canada Mortgage & Housing Corp. 4.800% due 10/01/10	50	50

Bond Market Fund 14

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Canadian National Railway Co. 4.400% due 03/15/13	50	48
6.900% due 07/15/28	125	147
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	150	150
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	56
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	85	86
ChevronTexaco Capital Co. 3.375% due 02/15/08	100	98
Chile Government International Bond 6.875% due 04/28/09	100	104
CIT Group Funding Co. of Canada 5.600% due 11/02/11	175	178
Corp. Nacional del Cobre de Chile (l) 6.150% due 10/24/36	250	262
Deutsche Telekom International Finance BV 8.000% due 06/15/10	145	159
8.250% due 06/15/30	200	254
Diageo Capital PLC 7.250% due 11/01/09	150	159
5.500% due 09/30/16	175	176
Egypt Government AID Bonds 4.450% due 09/15/15	500	490
Eksportfinans A/S 4.750% due 12/15/08	75	75
EnCana Corp. 6.300% due 11/01/11	100	104
European Investment Bank 3.000% due 06/16/08	100	97
Export-Import Bank of Korea 5.125% due 02/14/11	50	50
Falconbridge, Ltd. 7.350% due 06/05/12	25	27
France Telecom SA 7.750% due 03/01/11	225	248
8.500% due 03/01/31	100	136
Gazprom International SA (l) 7.201% due 02/01/20	250	263
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	98
HSBC Holdings PLC 7.500% due 07/15/09	225	239
Hydro Quebec Series HQ 9.500% due 11/15/30	125	198
Inco, Ltd. 7.200% due 09/15/32	250	270
Inter-American Development Bank 12.250% due 12/15/08	150	171

	Principal Amount ($) or Shares	Market Value $
International Finance Corp. 3.750% due 06/30/09	130	127
5.125% due 05/02/11	70	71
Israel Government International Bond 4.625% due 06/15/13	60	58
Italy Government International Bond 6.875% due 09/27/23	500	593
Kaupthing Bank Hf (l) 5.750% due 10/04/11	275	277
Kazkommerts International BV (l) 7.500% due 11/29/16	4,300	4,226
Korea National Housing Corp. (Ê)(l) 5.500% due 11/22/11	315	315
Kowloon Canton Railway Corp. 8.000% due 03/15/10	100	109
Kreditanstalt fuer Wiederaufbau 3.250% due 03/30/09	200	193
Landwirtschaftliche Rentenbank 4.125% due 07/15/08	150	148
3.875% due 03/15/10	175	170
Lloyds TSB Group PLC (ƒ)(l) 6.267% due 12/31/49	525	532
Malaysia Government International Bond 7.500% due 07/15/11	125	137
Mexico Government International Bond 9.875% due 02/01/10	400	454
8.375% due 01/14/11	300	335
6.375% due 01/16/13	150	158
Series MTNA 5.875% due 01/15/14	200	206
6.625% due 03/03/15	100	107
5.625% due 01/15/17	375	377
MTR Corp. 7.500% due 02/04/09	80	84
National Gas Co. of Trinidad & Tobago, Ltd. (l) 6.050% due 01/15/36	250	252
Nordic Investment Bank 3.875% due 06/15/10	100	97
Norsk Hydro ASA 7.250% due 09/23/27	50	60
Ocwen Advance Receivables Backed Notes (Ê)(l) Series 2004-1A Class A2 5.820% due 10/24/13	2,100	2,104
Oesterreichische Kontrollbank AG 2.375% due 06/16/08	200	193
Petro-Canada 4.000% due 07/15/13	50	46
5.350% due 07/15/33	100	91
Petrobras International Finance Co. 6.125% due 10/06/16	250	251

Bond Market Fund 15

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Poland Government International Bond 6.250% due 07/03/12	85	90
Province of Ontario 5.500% due 10/01/08	200	202
Province of Quebec Canada 5.750% due 02/15/09	250	255
Ras Laffan Liquefied Natural Gas Co., Ltd. III (l) Series 2006 5.832% due 09/30/16	235	240
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	35	34
Royal Bank of Scotland Group PLC 5.000% due 11/12/13	400	396
Royal KPN NV 8.000% due 10/01/10	75	82
Russia Government International Bond Series REGS 5.000% due 03/31/30	250	284
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	100	109
Scottish Power PLC 5.810% due 03/15/25	100	102
SMBC International Finance NV 8.500% due 06/15/09	70	75
South Africa Government International Bond 7.375% due 04/25/12	150	163
Svensk Exportkredit AB Series MTNC 4.125% due 10/15/08	100	99
Talisman Energy, Inc. 5.850% due 02/01/37	25	24
Teck Cominco, Ltd. 5.375% due 10/01/15	50	49
Telecom Italia Capital SA 4.000% due 01/15/10	250	240
5.250% due 10/01/15	200	189
6.375% due 11/15/33	100	97
Telefonica Europe BV 7.750% due 09/15/10	125	135
Telefonos de Mexico SA de CV 4.750% due 01/27/10	100	99
TELUS Corp. 8.000% due 06/01/11	100	110
Tengizchevroil Finance Co. (l) 6.124% due 11/15/14	250	251
Thomson Corp. (The) 6.200% due 01/05/12	100	104
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	93

	Principal Amount ($) or Shares	Market Value $
Transocean, Inc. 7.500% due 04/15/31	100	119
Tyco International Group SA 7.000% due 06/15/28	275	319
Vale Overseas, Ltd. 6.250% due 01/23/17	250	253
VTB Capital SA (Ê)(l) 5.970% due 08/01/08	950	950
		26,404
Mortgage-Backed Securities - 57.0%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	250
Banc of America Mortgage Securities (Ê) Series 2005-B Class 2A1 4.391% due 03/25/35	382	374
Series 2005-I Class 2A2 4.873% due 10/25/35	4,107	4,095
Series 2005-L Class 2A2 5.239% due 01/25/36	4,739	4,745
Bank of America Alternative Loan Trust Series 2005-9 Class 2CB1
6.000% due 10/25/35	2,499	2,513
Series 2006-3 Class 6A1 6.000% due 04/25/36	2,753	2,792
Capco America Securitization Corp. Series 1998-D7 Class A1A 5.860% due 10/15/30	103	103
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A2 5.720% due 03/15/49	1,500	1,555
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class A5 5.617% due 10/15/48	2,500	2,588
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class A2 6.030% due 09/15/30	965	970
Series 1999-C1 Class A2 7.030% due 06/15/31	2,748	2,850
Countrywide Alternative Loan Trust Series 2006-33C Class 2A1 6.000% due 11/25/36	2,273	2,284
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 5.828% due 06/15/38	643	672
Series 2006-C4 Class AM 5.509% due 09/15/39	2,309	2,365

Bond Market Fund 16

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
CS First Boston Mortgage Securities Corp. Series 2005-C6 Class A2FX 5.207% due 12/15/40	1,000	1,007
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.600% due 04/25/36	2,493	2,501
Fannie Mae 6.000% due 2009	555	554
6.000% due 2011	9	9
6.000% due 2013	393	400
5.500% due 2014	14	15
6.500% due 2014	513	525
7.500% due 2015	53	56
6.500% due 2016	589	605
4.500% due 2018	1,880	1,835
5.000% due 2018	1,945	1,932
5.500% due 2018	396	399
4.000% due 2019	1,154	1,100
4.500% due 2019	2,396	2,335
5.500% due 2019	184	185
8.000% due 2023	1	1
5.000% due 2024	1,712	1,687
5.500% due 2024	1,535	1,540
9.000% due 2025	429	467
9.000% due 2026	3	4
7.500% due 2027	172	180
6.000% due 2028	18	19
6.000% due 2029	6	6
7.000% due 2029	5	5
6.000% due 2030	3	3
7.500% due 2030	5	5
8.000% due 2031	16	17
6.500% due 2032	501	513
4.500% due 2033	823	786
5.000% due 2033	3,758	3,681
5.500% due 2033	7,181	7,171
6.000% due 2033	884	897
5.000% due 2034	5,145	5,036
5.500% due 2034	2,398	2,393
4.500% due 2035	962	915
4.752% due 2035 (Ê)	2,267	2,256
5.000% due 2035	1,384	1,352
5.500% due 2035	2,855	2,846
4.999% due 2036 (Ê)	2,809	2,796
5.170% due 2036 (Ê)	3,019	3,019
5.382% due 2036 (Ê)	2,736	2,745
5.504% due 2036 (Ê)	2,789	2,808
5.725% due 2036 (Ê)	2,768	2,789
15 Year TBA (Ï)
4.500%	1,400	1,363
6.000%	1,800	1,832

	Principal Amount ($) or Shares	Market Value $
6.500%	1,500	1,534
30 Year TBA (Ï)
5.000%	5,000	4,884
5.500%	9,500	9,464
6.000%	9,400	9,500
6.500%	17,800	18,162
Freddie Mac 7.000% due 2009	54	55
9.000% due 2110	18	19
6.000% due 2011	3	3
8.000% due 2011	5	5
7.000% due 2012	105	108
7.000% due 2013	916	941
6.000% due 2016	115	117
7.000% due 2016	175	179
5.000% due 2019	4,275	4,239
5.500% due 2019	1,152	1,160
4.500% due 2020	878	854
7.000% due 2028	617	638
7.500% due 2028	295	308
6.500% due 2029	174	178
7.000% due 2030	6	6
7.000% due 2031	175	180
6.500% due 2032	547	561
6.000% due 2033	228	231
6.500% due 2033	711	728
5.000% due 2034	6,671	6,531
6.000% due 2034	1,746	1,768
5.000% due 2035	2,369	2,316
5.161% due 2035 (Ê)	2,432	2,433
5.500% due 2035	6,199	6,182
5.082% due 2036 (Ê)	4,942	4,932
5.551% due 2036	2,854	2,865
30 Year TBA (Ï)
5.500%	5,100	5,082
6.000%	2,400	2,426
Freddie Mac Gold 4.500% due 2019	526	512
8.500% due 2025	1	1
7.000% due 2033	329	339
6.000% due 2034	2,313	2,342
GE Capital Commercial Mortgage Corp. Series 2004-C3 Class A3
4.865% due 07/10/39	2,065	2,051
Ginnie Mae I 8.000% due 2008	3	3
8.000% due 2012	135	142
10.000% due 2013	4	4
7.500% due 2022	1	1
7.000% due 2023	146	152
7.500% due 2023	2	2
6.500% due 2024	4	4

Bond Market Fund 17

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
7.500% due 2024	53	56
8.500% due 2025	9	10
7.500% due 2027	5	5
6.500% due 2028	34	35
7.000% due 2028	24	25
7.500% due 2028	34	36
8.500% due 2028	21	22
7.500% due 2029	13	13
8.000% due 2029	25	27
8.500% due 2029	3	3
7.500% due 2030	24	26
8.000% due 2030	75	79
8.500% due 2030	38	42
7.000% due 2031	233	241
6.500% due 2032	174	179
7.000% due 2032	357	368
7.500% due 2032	15	16
5.000% due 2033	1,858	1,831
6.500% due 2033	387	400
30 Year TBA (Ï)
5.500%	4,200	4,207
6.000%	3,500	3,556
GS Mortgage Securities Corp. II Series 2006-GG8 Class A4 5.560% due 11/10/39	2,500	2,582
GSAMP Trust (Ê) Series 2006-HE3 Class M8 6.420% due 05/25/36	3,000	2,994
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3 4.184% due 01/12/37	2,000	1,958
Series 2002-CIB Class A2 5.161% due 10/12/37	3,000	3,015
Series 2005-LDP Class A3 4.697% due 07/15/42	2,500	2,450
LB-UBS Commercial Mortgage Trust
Series 2000-C3 Class A2 7.950% due 05/15/25	2,960	3,193
Series 2004-C6 Class A4 4.583% due 08/15/29	1,850	1,821
Series 2005-C1 Class A2 4.310% due 02/15/30	4,000	3,924
Series 2006-C6 Class AM 5.413% due 09/15/39	2,500	2,547
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.236% due 11/12/35	750	757
Merrill Lynch/Countrywide CommercialMortgage Trust Series 2006-3 Class AM 5.456% due 07/12/46	2,500	2,549

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley Capital I Series 2006-NC2 Class M1 5.680% due 02/25/36	3,000	3,007
Series 2006-NC2 Class M4 5.830% due 02/25/36	1,000	1,003
Series 2006-HQ1 Class A2 5.283% due 11/12/41	4,000	4,040
Series 2005-T19 Class AAB 4.852% due 06/12/47	200	198
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	383	389
Residential Accredit Loans, Inc. Series 2006-QS2 Class 1A9 5.500% due 02/25/36	2,676	2,686
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class B2 6.420% due 05/25/36	1,500	1,491
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 4.748% due 02/15/41	1,500	1,468
Series 2004-C15 Class A2 4.039% due 10/15/41	2,000	1,949
Series 2005-C21 Class A2C 5.191% due 10/15/44	3,000	3,018
Series 2005-C22 Class A3 5.286% due 12/15/44	2,000	2,028
Series 2005-C22 Class AJ 5.356% due 12/15/44	2,000	2,034
Series 2006-C28 Class A4 5.572% due 10/15/48	2,500	2,578
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.547% due 03/25/35	383	379
Series 2006-AR5 Class 2A2 5.542% due 04/25/36	2,729	2,739
		252,862
United States Government Agencies - 5.2%
Fannie Mae 7.125% due 06/15/10	1,000	1,078
4.250% due 08/15/10	700	689
5.300% due 02/22/11	2,000	1,995
6.125% due 03/15/12	600	639
4.625% due 10/15/14	500	496
Series $ 5.000% due 04/15/15	1,000	1,018
6.000% due 08/22/16	2,000	2,021
Zero coupon due 10/09/19	700	356
7.250% due 05/15/30	500	661
Federal Home Loan Bank System 4.250% due 11/02/10	1,000	983

Bond Market Fund 18

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Series 467 5.250% due 06/18/14	200	206
4.750% due 09/11/15	1,000	994
Freddie Mac 3.875% due 01/12/09	500	490
4.375% due 03/01/10	700	692
4.125% due 07/12/10	500	491
4.750% due 12/08/10	1,000	1,000
5.400% due 02/28/11	1,500	1,500
5.750% due 05/23/11	1,000	1,008
5.450% due 09/02/11	1,500	1,503
4.375% due 07/17/15	1,000	973
6.750% due 03/15/31	650	818
United States Treasury Notes 4.500% due 02/15/36	3,684	3,647
		23,258
United States Government Treasuries - 9.3%
United States Treasury Inflation Indexed Bonds 3.625% due 01/15/08	12,578	12,675
2.000% due 01/15/26	7,083	6,936
United States Treasury Notes 4.000% due 04/15/10	500	493
4.625% due 10/31/11	20,647	20,804
4.875% due 08/15/16	550	567
		41,475
Total Long-Term Investments (cost $507,889)		510,414
Short-Term Investments - 3.6%
Federated Investors Prime Cash Obligations Fund	561,669	562
Giro Balanced Funding Corp. (ç)(ÿ) 5.270% due 01/26/07	4,000	3,992
Polonius, Inc. (ç)(ÿ) 5.280% due 12/20/06	1,000	1,000
United States Treasury Bills (ç)(ÿ)(§) 4.859% due 12/07/06	700	699
United States Treasury Inflation Indexed Bonds 3.375% due 01/15/07	9,575	9,502
Total Short-Term Investments (cost $15,784)		15,755
Total Investments - 118.7% (identified cost $523,673)		526,169
Other Assets and Liabilities, Net - (18.7%)		(82,854)
Net Assets - 100.0%		443,315

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures (CME) expiration date 09/08 (270)	64,422	151
Euroyen Futures expiration date 03/07 (270)	57,908	—
United States Treasury Bonds expiration date 03/07 (190)	21,731	272
United States Treasury 2 Year Notes expiration date 03/07 (103)	21,115	45
United States Treasury 5 Year Notes expiration date 03/07 (60)	6,369	6
United States Treasury 10 Year Notes expiration date 03/07 (53)	5,787	19
Short Positions
Eurodollar Futures (CME) expiration date 09/07 (270)	64,270	(99)
expiration date 12/07 (558)	133,006	(238)
Euroyen Futures expiration date 03/08 (270)	58,032	10
Japanese 10 Year Bonds expiration date 12/06 (7)	8,169	(65)
United States Treasury Bonds expiration date 03/07 (57)	6,519	(71)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		30
Options Written (Number of Contracts)	Notional Amount $	Market Value $
United States Treasury Notes 10 Year Futures Jan 2007 109.00 Call (348)	37,932	(283)
Jan 2007 105.00 Put (348)	36,540	(5)
Total Liability for Options Written (premiums received $128)		(288)

See accompanying notes which are an integral part of the schedules of investments.
Bond Market Fund19

SSgA
Intermediate Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 115.5%
Asset-Backed Securities - 17.3%
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-AMC Class M2 5.630% due 09/25/36	477	477
Countrywide Asset-Backed Certificates (Ê) Series 2002-BC2 Class A 5.860% due 04/25/32	495	495
Series 2003-BC3 Class A2 5.630% due 09/25/33	157	157
Series 2004-BC1 Class A1 5.550% due 04/25/34	96	96
Series 2006-BC2 Class M7 6.220% due 07/25/36	375	375
Encore Credit Receivables Trust (Ê) Series 2005-4 Class M2 5.760% due 02/01/36	1,500	1,508
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 5.370% due 06/15/10	500	500
GSAMP Trust (Ê) Series 2004-NC1 Class M1 5.870% due 03/25/34	743	746
Series 2005-HE4 Class B2 6.620% due 08/25/35	500	502
Series 2006-HE5 Class M5 5.730% due 08/25/36	1,000	1,001
Series 2006-HE5 Class M8 6.430% due 08/25/36	500	498
Morgan Stanley ABS Capital I (Ê) Series 2006-WMC Class M2
5.720% due 12/25/35	400	402
Series 2006-HE4 Class B2 6.370% due 06/25/36	500	498
Series 2006-WMC Class B2 6.370% due 06/25/36	750	746
Series 2006-HE6 Class M2 5.620% due 09/25/36	215	215
Residential Asset Securities Corp. (Ê) Series 2005-KS1 Class M2 5.760% due 11/25/35	500	503
Series 2005-KS1 Class M4 5.910% due 12/25/35	1,580	1,586
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR2 Class B2 6.370% due 03/25/36	490	487
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 5.860% due 04/25/35	1,500	1,503

	Principal Amount ($) or Shares	Market Value $
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC4 Class M2 5.636% due 09/25/37	285	285
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 6.770% due 04/25/34	65	65
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	660	647
Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	176
Series 2005-WF2 Class A1 5.400% due 05/25/35	83	83
		13,551
Corporate Bonds and Notes - 32.1%
Aflac, Inc. 6.500% due 04/15/09	17	18
Alcoa, Inc. 7.375% due 08/01/10	130	140
Allstate Corp. (The) 6.125% due 02/15/12	72	75
American Express Co. 5.250% due 09/12/11	75	76
4.875% due 07/15/13	30	30
American General Finance Corp. 3.875% due 10/01/09	120	116
Ameriprise Financial, Inc. 5.350% due 11/15/10	75	76
AmerUs Group Co. 5.950% due 08/15/15	40	42
Amgen, Inc. 4.000% due 11/18/09	80	78
Anadarko Petroleum Corp. 5.000% due 10/01/12	75	73
5.950% due 09/15/16	50	51
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	99
Apache Corp. 6.250% due 04/15/12	20	21
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	55
Archstone-Smith Operating Trust 3.000% due 06/15/08	25	24
Arizona Public Service Co. 6.375% due 10/15/11	50	52
AT&T Wireless, Inc. 8.125% due 05/01/12	75	85
Atlantic Richfield Co. 5.900% due 04/15/09	100	102

Intermediate Fund 20

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
AvalonBay Communities, Inc. 6.125% due 11/01/12	85	89
Bank of America Corp. 7.400% due 01/15/11	225	245
4.750% due 08/01/15	200	195
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	30	32
Bank of Tokyo-Mitsubishi, Ltd. (The) 7.400% due 06/15/11	120	131
Bank One Corp. 5.900% due 11/15/11	35	36
BB&T Corp. 6.500% due 08/01/11	15	16
4.750% due 10/01/12	60	59
Bear Stearns Cos., Inc. (The) 4.000% due 01/31/08	100	99
5.300% due 10/30/15	50	50
Berkshire Hathaway Finance Corp. 4.850% due 01/15/15	150	148
Boeing Capital Corp., Ltd. 6.500% due 02/15/12	150	160
Boston Properties, LP 6.250% due 01/15/13	30	32
Boston Scientific Corp. 6.250% due 11/15/15	30	30
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	50	49
Campbell Soup Co. 5.875% due 10/01/08	25	25
6.750% due 02/15/11	35	37
Capital One Bank Series BKNT
4.875% due 05/15/08	50	50
Capital One Financial Corp. 5.700% due 09/15/11	60	61
Carolina Power & Light Co. 5.250% due 12/15/15	70	70
Caterpillar Financial Services Corp. 4.625% due 06/01/15	200	192
CenterPoint Energy Resources Corp. 6.150% due 05/01/16	100	104
Centerpoint Energy, Inc. Series B
6.850% due 06/01/15	50	54
CenturyTel, Inc. Series L
7.875% due 08/15/12	25	27
CIT Group, Inc. 4.250% due 02/01/10	100	97
7.750% due 04/02/12	125	139

	Principal Amount ($) or Shares	Market Value $
Citigroup, Inc. 4.125% due 02/22/10	300	293
4.625% due 08/03/10	75	74
4.700% due 05/29/15	300	291
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	101
Coca-Cola Co. (The) 5.750% due 03/15/11	35	36
Coca-Cola Enterprises, Inc. 4.375% due 09/15/09	15	15
8.500% due 02/01/12	36	42
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	125	144
Comcast Corp. 6.500% due 01/15/15	50	53
5.900% due 03/15/16	105	107
Commonwealth Edison Co. Series 104 5.950% due 08/15/16	75	77
ConAgra Foods, Inc. 6.750% due 09/15/11	100	106
ConocoPhillips 4.750% due 10/15/12	125	123
Consolidated Edison Co. of New York Series 97-B 6.450% due 12/01/07	75	76
Constellation Energy Group, Inc. 6.125% due 09/01/09	80	82
Consumers Energy Co. 5.150% due 02/15/17	100	97
Cooper Industries, Inc. 5.500% due 11/01/09	20	20
Coors Brewing Co. 6.375% due 05/15/12	35	37
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	150	143
COX Communications, Inc. 7.750% due 11/01/10	100	109
Credit Suisse First Boston USA, Inc. 4.625% due 01/15/08	250	249
4.875% due 01/15/15	200	196
Credit Suisse USA, Inc. 5.375% due 03/02/16	75	76
CSX Corp. 6.750% due 03/15/11	100	106
CVS Corp. 5.750% due 08/15/11	125	128
Cytec Industries, Inc. 5.500% due 10/01/10	25	25

Intermediate Fund 21

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
DaimlerChrysler NA Holding Corp. 4.875% due 06/15/10	200	196
7.750% due 01/18/11	14	15
5.750% due 09/08/11	75	75
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	25
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	125	127
Dover Corp. 4.780% due 10/15/15	25	24
Dow Chemical Co. (The) 5.750% due 12/15/08	100	101
DR Horton, Inc. 6.000% due 04/15/11	50	50
DTE Energy Co. Series A 6.650% due 04/15/09	35	36
Duke Energy Corp. 6.250% due 01/15/12	75	79
5.625% due 11/30/12	75	77
Duke Energy Field Services LLC 6.875% due 02/01/11	40	42
EI Du Pont de Nemours & Co. 6.875% due 10/15/09	115	121
Electronic Data Systems Corp. 7.125% due 10/15/09	60	63
Eli Lilly & Co. 6.000% due 03/15/12	100	105
Energy East Corp. 6.750% due 06/15/12	55	58
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	100	100
ERP Operating, LP 6.625% due 03/15/12	40	43
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	10
Exelon Corp. 6.750% due 05/01/11	50	53
Exelon Generation Co. LLC 6.950% due 06/15/11	5	5
FedEx Corp. 9.650% due 06/15/12	50	60
Fifth Third Bank Series BKNT 4.750% due 02/01/15	70	68
First Data Corp. 5.625% due 11/01/11	50	51
Firstar Bank NA 7.125% due 12/01/09	75	79

	Principal Amount ($) or Shares	Market Value $
Fleet National Bank Series BKNT
5.750% due 01/15/09	225	228
Florida Power & Light Co. 4.850% due 02/01/13	175	173
Franklin Resources, Inc. 3.700% due 04/15/08	10	10
Gannett Co., Inc. 4.125% due 06/15/08	100	98
Genentech, Inc. 4.750% due 07/15/15	100	97
General Dynamics Corp. 4.250% due 05/15/13	40	38
General Electric Capital Corp. Series MTNA 5.875% due 02/15/12	250	260
6.000% due 06/15/12	300	314
6.900% due 09/15/15	375	421
General Mills, Inc. 6.000% due 02/15/12	96	99
Genworth Financial, Inc. 4.950% due 10/01/15	50	49
Gillette Co. (The) 2.875% due 03/15/08	50	49
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	62
Golden West Financial Corp. 4.750% due 10/01/12	40	39
Goldman Sachs Group, Inc. 6.650% due 05/15/09	50	52
5.750% due 10/01/16	75	77
Goldman Sachs Group, LP 5.000% due 10/01/14	650	638
Goodrich Corp. 7.625% due 12/15/12	30	34
Harris Corp. 5.000% due 10/01/15	50	48
Health Care REIT, Inc. (ö) 6.200% due 06/01/16	25	26
Hershey Co. (The) 4.850% due 08/15/15	50	49
Hess Corp. 6.650% due 08/15/11	100	105
Hewlett-Packard Co. 3.625% due 03/15/08	100	98
HJ Heinz Finance Co. 6.625% due 07/15/11	70	73
Home Depot, Inc. 3.750% due 09/15/09	50	48
5.400% due 03/01/16	150	150
Honeywell International, Inc. 7.500% due 03/01/10	50	54

Intermediate Fund 22

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hospitality Properties Trust 5.125% due 02/15/15	100	97
HSBC Bank USA NA Series BKNT
3.875% due 09/15/09	350	341
HSBC Finance Corp. 4.750% due 04/15/10	100	99
8.000% due 07/15/10	150	164
International Business Machines Corp. 5.375% due 02/01/09	150	151
International Lease Finance Corp. 4.350% due 09/15/08	35	34
6.375% due 03/15/09	50	51
5.125% due 11/01/10	200	200
5.875% due 05/01/13	75	78
International Paper Co. 6.750% due 09/01/11	105	112
John Deere Capital Corp. 3.900% due 01/15/08	15	15
7.000% due 03/15/12	50	54
5.100% due 01/15/13	150	150
JPMorgan Chase & Co. 7.875% due 06/15/10	150	164
6.750% due 02/01/11	175	186
Kellogg Co. 2.875% due 06/01/08	50	48
Key Bank NA Series BKNT 7.000% due 02/01/11	100	107
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kimco Realty Corp. 5.783% due 03/15/16	25	26
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	100	107
Kinder Morgan, Inc. 6.500% due 09/01/12	80	81
Kohl's Corp. 6.300% due 03/01/11	10	10
Kraft Foods, Inc. 4.125% due 11/12/09	75	73
Kroger Co. (The) 5.500% due 02/01/13	75	75
Lehman Brothers Holdings, Inc. 4.000% due 01/22/08	100	99
4.500% due 07/26/10	100	98
Lennar Corp. 7.625% due 03/01/09	55	57
Lowe's Cos., Inc. 8.250% due 06/01/10	30	33
Lubrizol Corp. 5.875% due 12/01/08	50	51

	Principal Amount ($) or Shares	Market Value $
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	50	50
5.250% due 09/04/12	45	46
Mack-Cali Realty, LP 7.250% due 03/15/09	50	52
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	78
Masco Corp. 5.875% due 07/15/12	95	96
May Department Stores Co. (The) 4.800% due 07/15/09	50	49
Mellon Funding Corp. 6.375% due 02/15/10	50	52
Merck & Co., Inc. 4.375% due 02/15/13	75	72
Metlife, Inc. 5.375% due 12/15/12	75	76
MGIC Investment Corp. 5.375% due 11/01/15	25	25
Monsanto Co. 4.000% due 05/15/08	30	29
7.375% due 08/15/12	10	11
Morgan Stanley 4.000% due 01/15/10	150	146
5.300% due 03/01/13	150	151
4.750% due 04/01/14	125	121
5.375% due 10/15/15	125	126
National City Bank 4.625% due 05/01/13	135	132
National Fuel Gas Co. 5.250% due 03/01/13	20	20
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	85	87
Nationwide Financial Services 5.900% due 07/01/12	41	42
News America Holdings, Inc. 9.250% due 02/01/13	60	71
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	75	78
Nisource Finance Corp. 7.875% due 11/15/10	36	39
Ohio Power Co. Series F 5.500% due 02/15/13	100	101
Pacificorp 6.900% due 11/15/11	40	43
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	105
8.000% due 11/15/11	95	105
Pepco Holdings, Inc. 6.450% due 08/15/12	25	26

Intermediate Fund 23

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Pfizer, Inc. 3.300% due 03/02/09	75	72
Pitney Bowes, Inc. 4.625% due 10/01/12	45	44
PNC Funding Corp. 7.500% due 11/01/09	50	53
Popular North America, Inc. 4.700% due 06/30/09	75	74
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	31
PPL Energy Supply LLC 5.400% due 08/15/14	50	50
Praxair, Inc. 6.375% due 04/01/12	50	53
Principal Life Income Funding Trusts 5.125% due 03/01/11	25	25
Procter & Gamble Co. 4.950% due 08/15/14	150	149
Progress Energy, Inc. 5.625% due 01/15/16	100	101
ProLogis 5.500% due 03/01/13	50	50
Protective Life Secured Trusts 4.850% due 08/16/10	50	50
Prudential Financial, Inc. Series MTNB
5.100% due 09/20/14	100	99
PSEG Power LLC 5.500% due 12/01/15	100	99
Public Service Co. of Colorado 7.875% due 10/01/12	90	102
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	49
Pulte Homes, Inc. 7.875% due 08/01/11	40	44
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	63
Regions Financial Corp. 4.500% due 08/08/08	50	49
Residential Accredit Loans, Inc. 5.540% due 12/25/36	3,000	3,000
Residential Capital Corp. 6.375% due 06/30/10	65	67
6.500% due 04/17/13	75	78
Sara Lee Corp. 6.250% due 09/15/11	60	62
SBC Communications, Inc. 4.125% due 09/15/09	100	98
Sempra Energy 7.950% due 03/01/10	55	59
Simon Property Group, LP 7.125% due 02/09/09	20	21

	Principal Amount ($) or Shares	Market Value $
SLM Corp. Series MTNA 4.500% due 07/26/10	100	98
5.000% due 10/01/13	100	99
Southern California Edison Co. 5.000% due 01/15/14	30	30
Sprint Capital Corp. 8.375% due 03/15/12	250	282
Suntrust Bank Series BKNT 6.375% due 04/01/11	100	105
Swiss Bank Corp. NY 7.000% due 10/15/15	50	56
Tampa Electric Co. 6.375% due 08/15/12	90	95
Target Corp. 7.500% due 08/15/10	150	163
Textron Financial Corp. 6.000% due 11/20/09	50	51
Thermo Fisher Scientific, Inc. 5.000% due 06/01/15	25	24
Time Warner, Inc. 6.875% due 05/01/12	100	107
5.875% due 11/15/16	75	76
Toyota Motor Credit Corp. 4.400% due 10/01/08	50	49
5.500% due 12/15/08	100	101
Travelers Property Casualty Corp. 3.750% due 03/15/08	50	49
TXU Electric Delivery Co. 6.375% due 05/01/12	25	26
Unilever Capital Corp. 7.125% due 11/01/10	75	80
United Technologies Corp. 6.100% due 05/15/12	90	95
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	122
US Bancorp Series MTNP 4.500% due 07/29/10	75	74
UST, Inc. 6.625% due 07/15/12	50	53
USX Corp. 6.850% due 03/01/08	20	20
Verizon Global Funding Corp. 4.375% due 06/01/13	300	286
4.900% due 09/15/15	100	97
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	49

Intermediate Fund 24

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	175	190
Wachovia Corp. 6.400% due 04/01/08	20	20
5.625% due 12/15/08	35	35
4.875% due 02/15/14	150	147
Wal-Mart Stores, Inc. 6.875% due 08/10/09	200	210
4.750% due 08/15/10	110	109
Walt Disney Co. 5.625% due 09/15/16	100	103
Washington Mutual, Inc. 8.250% due 04/01/10	30	33
5.125% due 01/15/15	100	98
WellPoint Health Networks 6.375% due 01/15/12	30	32
WellPoint, Inc. 6.800% due 08/01/12	50	54
Wells Fargo Bank NA 6.450% due 02/01/11	410	432
Western Union Co. (The) (l) 5.930% due 10/01/16	90	92
Weyerhaeuser Co. 6.750% due 03/15/12	50	53
Wisconsin Energy Corp. 6.500% due 04/01/11	59	62
Wyeth 6.950% due 03/15/11	150	161
XTO Energy, Inc. 5.000% due 01/31/15	140	135
Yum! Brands, Inc. 6.250% due 04/15/16	50	52
Zions Bancorporation 5.500% due 11/16/15	50	50
		25,090
International Debt - 10.0%
Abu Dhabi National Energy Co. (l) 5.875% due 10/27/16	125	128
Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	48
America Movil SA de CV 4.125% due 03/01/09	100	98
ARMS II (Ê) Series 2004-G3 Class A1A 5.580% due 01/10/35	1,180	1,183
Banco Mercantil del Norte SA (l) 6.135% due 10/13/16	125	127
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	90	99

	Principal Amount ($) or Shares	Market Value $
BHP Finance USA, Ltd. 8.500% due 12/01/12	26	30
Canada Government International Bond 5.250% due 11/05/08	75	76
Canadian National Railway Co. 4.400% due 03/15/13	50	48
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	55
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	25	25
Deutsche Telekom International Finance BV 3.875% due 07/22/08	75	74
8.000% due 06/15/10	10	11
5.250% due 07/22/13	75	74
Diageo Capital PLC 3.375% due 03/20/08	30	29
7.250% due 11/01/09	100	106
Egypt Government AID Bonds 4.450% due 09/15/15	500	490
Eksportfinans A/S 4.750% due 12/15/08	75	75
EnCana Corp. 6.300% due 11/01/11	50	52
European Investment Bank 3.000% due 06/16/08	200	195
Falconbridge, Ltd. 7.350% due 06/05/12	16	17
France Telecom SA 7.750% due 03/01/11	75	83
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	98
Hellenic Republic Government International Bond 6.950% due 03/04/08	20	20
HSBC Holdings PLC 7.500% due 07/15/09	150	159
Hydro Quebec Series IF 8.000% due 02/01/13	85	98
Inter-American Development Bank 12.250% due 12/15/08	125	143
International Finance Corp. 3.750% due 06/30/09	20	20
Israel Government International Bond 4.625% due 06/15/13	100	96
Kaupthing Bank Hf (l) 5.750% due 10/04/11	125	126
Kazkommerts International BV (l) 7.500% due 11/29/16	800	786

Intermediate Fund 25

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Korea National Housing Corp. (Ê)(l) 5.500% due 11/22/11	90	90
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	98
Landwirtschaftliche Rentenbank 4.125% due 07/15/08	125	123
Lloyds TSB Group PLC (ƒ)(l) 6.267% due 12/31/49	105	106
Malaysia Government International Bond 7.500% due 07/15/11	110	121
Mexico Government International Bond 4.625% due 10/08/08	50	49
9.875% due 02/01/10	190	216
Series MTNA 5.875% due 01/15/14	100	103
MTR Corp. 7.500% due 02/04/09	60	63
National Australia Bank, Ltd. 6.600% due 12/10/07	36	36
Oesterreichische Kontrollbank AG 2.375% due 06/16/08	50	48
Ontario Electricity Financial Corp. 6.100% due 01/30/08	70	71
Petrobras International Finance Co. 6.125% due 10/06/16	100	100
Province of Ontario 3.625% due 10/21/09	200	194
Province of Quebec Canada 5.750% due 02/15/09	100	102
Ras Laffan Liquefied Natural Gas Co., Ltd. III (l) 5.832% due 09/30/16	105	107
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	30	29
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	200	198
Royal KPN NV 8.000% due 10/01/10	25	27
SMBC International Finance NV 8.500% due 06/15/09	60	65
South Africa Government International Bond 7.375% due 04/25/12	115	125
Stora Enso OYJ 7.375% due 05/15/11	5	5
Svensk Exportkredit AB Series MTNC 4.125% due 10/15/08	100	99
Telecom Italia Capital SA 4.000% due 01/15/10	100	96
4.950% due 09/30/14	150	141

	Principal Amount ($) or Shares	Market Value $
Telefonos de Mexico SA de CV 4.750% due 01/27/10	75	74
TELUS Corp. 8.000% due 06/01/11	25	28
Tengizchevroil Finance Co. (l) 6.124% due 11/15/14	100	100
Thomson Corp. (The) 6.200% due 01/05/12	100	104
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	47
Tyco International Group SA 6.000% due 11/15/13	150	157
Vale Overseas, Ltd. 6.250% due 01/23/17	75	76
VTB Capital SA (Ê)(l) 5.970% due 08/01/08	125	125
XL Capital Europe PLC 6.500% due 01/15/12	26	27
		7,829
Mortgage-Backed Securities - 23.6%
Banc of America Mortgage Securities (Ê) Series 2005-I Class 2A2 4.873% due 10/25/35	925	923
Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A2 6.480% due 02/15/35	330	348
Interest Only STRIP Series 2002-TOP Class X2 (l) 0.571% due 10/15/36	4,045	57
Series 2002-TOP Class A2 6.460% due 10/15/36	315	335
Series 2004-T14 Class A4 5.200% due 01/12/41	750	755
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2005-WF1 Class A1 5.440% due 02/25/35	119	119
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	652	676
Countrywide Alternative Loan Trust Series 2006-33C Class 2A1 6.000% due 11/25/36	592	595
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.600% due 04/25/36	837	839
Fannie Mae (Ê) 4.752% due 07/01/35	763	760
4.999% due 01/01/36	936	932
5.504% due 04/01/36	930	936
5.725% due 06/01/36	923	930

Intermediate Fund 26

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
First Union National Bank Commercial Mortgage Series 2001-C4 Class A2 6.223% due 12/12/33	315	330
Freddie Mac 5.875% due 03/21/11	500	519
5.161% due 04/01/35 (Ê)	807	808
5.551% due 05/01/36 (Ê)	951	955
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	897	912
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class A2 6.465% due 04/15/34	500	525
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A5 4.883% due 06/10/36	500	498
GSAMP Trust (Ê) Series 2006-HE3 Class M8 6.420% due 05/25/36	1,000	998
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A3 6.260% due 03/15/33	300	311
Series 2004-CB8 Class A4 4.404% due 01/12/39	750	718
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2 3.246% due 03/15/29	750	723
Series 2004-C6 Class A4 4.583% due 08/15/29	500	492
Morgan Stanley Dean Witter Capital I Series 2001-TOP Class A2 5.900% due 10/15/35	171	171
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	20	20
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class B2 6.420% due 05/25/36	500	497
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A2 4.260% due 01/15/41	400	393
Series 2004-C10 Class A4 4.748% due 02/15/41	500	490
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2006-AR5 Class 2A2 5.542% due 04/25/36	910	913
		18,478

	Principal Amount ($) or Shares	Market Value $
United States Government Agencies - 12.1%
Fannie Mae 2.500% due 06/15/08	500	483
4.400% due 07/28/08	1,000	992
6.000% due 08/22/16	750	758
Federal Home Loan Bank System 5.750% due 01/17/08	650	651
Series 560 3.875% due 08/22/08	500	492
4.250% due 11/02/10	500	492
Freddie Mac 2.750% due 03/15/08	1,000	973
4.250% due 06/23/08	500	496
4.375% due 03/01/10	300	297
4.125% due 07/12/10	700	687
4.750% due 12/08/10	500	500
5.400% due 02/28/11	750	750
5.750% due 05/23/11	750	756
5.450% due 09/02/11	650	651
5.000% due 07/15/14	500	508
		9,486
United States Government Treasuries - 20.4%
United States Treasury Inflation Indexed Bonds 3.625% due 01/15/08	3,750	3,779
2.000% due 01/15/26	1,334	1,307
United States Treasury Notes 4.625% due 10/31/11	6,019	6,064
4.625% due 11/15/16	4,700	4,762
		15,912
Total Long-Term Investments (cost $90,310)		90,346
Short-Term Investments - 2.0%
Federated Investors Prime Cash Obligations Fund	330,749	331
Giro Balanced Funding Corp. (ç)(ÿ) 5.270% due 01/26/07	1,000	998
United States Treasury Bills (§) 4.981% due 12/07/06	200	200
4.982% due 12/07/06	30	30
Total Short-Term Investments (cost $1,559)		1,559
Total Investments - 117.5% (identified cost $91,869)		91,905
Other Assets and Liabilities, Net - (17.5%)		(13,666)
Net Assets - 100.0%		78,239

See accompanying notes which are an integral part of the schedules of investments.
Intermediate Fund 27

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures (CME) expiration date 09/08 (51)	12,169	29
United States Treasury 2 Year Notes expiration date 03/07 (70)	14,350	12
United States Treasury 10 Year Notes expiration date 03/07 (4)	437	-
Short Positions
Eurodollar Futures expiration date 09/07 (51)	12,140	(19)
expiration date 12/07 (108)	25,743	(46)
United States Treasury Bonds expiration date 03/07 (14)	1,601	(17)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(41)
Options Written (Number of Contracts)	Notional Amount $	Market Value $
United States Treasury Notes 10 Year Futures Jan 2007 109.00 Call (83)	9,047	(68)
Jan 2007 105.00 Put (83)	8,715	(1)
Total Liability for Options Written (premiums received $31)		(69)

See accompanying notes which are an integral part of the schedules of investments.
Intermediate Fund 28

SSgA
High Yield Bond Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 98.7%
Corporate Bonds and Notes - 88.4%
Advanstar Communications, Inc. 10.750% due 08/15/10	350	376
AES Corp. (The) (l) 9.000% due 05/15/15	250	268
AES Ironwood LLC 8.857% due 11/30/25	495	550
Albertson's, Inc. 7.500% due 02/15/11	200	208
7.450% due 08/01/29	230	226
Allegheny Energy Supply (l) 8.250% due 04/15/12	450	492
Allied Waste North America, Inc. Series B 9.250% due 09/01/12	110	117
7.875% due 04/15/13	250	259
7.250% due 03/15/15	85	85
American Casino & Entertainment Properties LLC 7.850% due 02/01/12	440	450
Ameripath, Inc. 10.500% due 04/01/13	310	335
Arco Chemical Co. 10.250% due 11/01/10	700	777
CCH I Holdings LLC/CCH I Holdings Capital Corp. (l) 11.000% due 10/01/15	250	244
CCM Merger, Inc. (l) 8.000% due 08/01/13	400	386
CDRV Investors, Inc. (Step Up, 9.625%, 01/01/10) Zero coupon due 01/01/15	400	312
Cenveo Corp.
7.875% due 12/01/13	350	334
Chaparral Steel Co.
10.000% due 07/15/13	400	445
Charter Communications Operating LLC (l) 8.000% due 04/30/12	160	164
Chesapeake Energy Corp. 6.375% due 06/15/15	450	438
6.250% due 01/15/18	100	95
Citizens Communications Co. 6.250% due 01/15/13	175	171
CMS Energy Corp. 6.300% due 02/01/12	250	251
Constellation Brands, Inc. 7.250% due 09/01/16	75	77
Corrections Corp. of America 7.500% due 05/01/11	325	334

	Principal Amount ($) or Shares	Market Value $
Crown Americas LLC and Crown Americas Capital Corp. 7.750% due 11/15/15	175	180
Crystal US Holdings Series A (Step Up, 10.000%, 10/01/09) Zero coupon due 10/01/14	420	355
CSC Holdings, Inc. Series B 7.625% due 04/01/11	635	647
DaVita, Inc. 7.250% due 03/15/15	275	277
Delhaize America, Inc. 8.125% due 04/15/11	100	109
9.000% due 04/15/31	100	121
Denbury Resources, Inc. 7.500% due 12/15/15	215	218
Dex Media, Inc. 8.000% due 11/15/13	605	617
Dow Jones CDX NA High Yield (l) Series 6-T1 8.625% due 06/29/11	800	835
Dow Jones CDX NA High Yield (l) Series 7-T1
8.375% due 12/29/11	900	922
DRS Technologies, Inc. 7.625% due 02/01/18	565	582
Echostar DBS Corp. 6.375% due 10/01/11	705	701
6.625% due 10/01/14	80	78
Edison Mission Energy 7.750% due 06/15/16	175	183
El Paso Corp. 7.750% due 01/15/32	525	556
El Paso Production Holding Co. 7.750% due 06/01/13	655	679
Ford Motor Co. 7.250% due 10/01/08	100	100
7.450% due 07/16/31	300	237
Ford Motor Credit Co. 6.625% due 06/16/08	450	447
7.375% due 10/28/09	495	494
7.000% due 10/01/13	375	360
Foundation PA Coal Co. 7.250% due 08/01/14	480	481
Freescale Semiconductor, Inc. (l) 10.125% due 12/15/16	330	334
General Motors Corp. 7.200% due 01/15/11	160	153
8.250% due 07/15/23	160	146
8.375% due 07/15/33	250	228

High Yield Bond Fund 29

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Genesis HealthCare Corp. 8.000% due 10/15/13	410	427
Georgia-Pacific Corp. 8.125% due 05/15/11	150	157
8.000% due 01/15/24	150	154
Giant Industries, Inc. 8.000% due 05/15/14	320	347
GMAC LLC 6.125% due 01/22/08	280	280
5.125% due 05/09/08	125	123
5.625% due 05/15/09	325	323
6.750% due 12/01/14	115	118
8.000% due 11/01/31	160	179
Goodman Global Holdings, Inc. (Ê) Series B 8.329% due 06/15/12	111	113
7.875% due 12/15/12	225	217
Goodyear Tire & Rubber Co. (The) (l) 9.140% due 12/01/09 (Ê)	80	80
8.675% due 12/01/11	80	81
Graphic Packaging International Corp. 9.500% due 08/15/13	30	31
GSC Holdings Corp. 8.000% due 10/01/12	350	365
Hanover Compressor Co. 8.625% due 12/15/10	90	94
9.000% due 06/01/14	325	349
Hanover Equipment Trust Series A 8.500% due 09/01/08	42	43
HCA, Inc. 9.125% due 11/15/14 (l)	330	344
6.375% due 01/15/15	530	441
9.250% due 11/15/16 (l)	330	344
7.500% due 11/06/33	65	52
Hertz Corp. (l) 8.875% due 01/01/14	555	576
Hilton Hotels Corp. 7.500% due 12/15/17	150	158
Host Marriott, LP Series Q 6.750% due 06/01/16	300	301
Huntsman International LLC Series * 10.125% due 07/01/09	200	203
Idearc, Inc. (l) 8.000% due 11/15/16	160	163
Inmarsat Finance PLC (Step Up, 10.375%, 11/15/08) Zero coupon due 11/15/12	615	562
ION Media Networks, Inc. (Ê)(l) 11.624% due 01/15/13	370	372

	Principal Amount ($) or Shares	Market Value $
iPCS, Inc. 11.500% due 05/01/12	260	289
Kerr-McGee Corp. 6.950% due 07/01/24	200	220
L-3 Communications Corp. 7.625% due 06/15/12	290	301
MGM Mirage 6.750% due 09/01/12	750	741
Midwest Generation LLC 8.560% due 01/02/16	238	259
Mirant North America LLC Series WI 7.375% due 12/31/13	360	365
Mosaic Co. (The) (l) 7.375% due 12/01/14	165	167
7.625% due 12/01/16	80	82
Neiman-Marcus Group, Inc. 9.000% due 10/15/15	575	623
Nevada Power Co. 6.500% due 05/15/18	300	317
Northwest Airlines, Inc. (Ø) Series 1A-2 6.841% due 04/01/11	50	50
NRG Energy, Inc. 7.375% due 02/01/16	390	390
7.375% due 01/15/17	330	329
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	110	113
Owens-Illinois, Inc. 7.500% due 05/15/10	235	237
Primedia, Inc. 8.875% due 05/15/11	375	369
Qwest Capital Funding, Inc. 6.875% due 07/15/28	400	366
Qwest Communications International, Inc. Series * 7.250% due 02/15/11	425	437
Series B 7.500% due 02/15/14	445	458
Reliant Energy, Inc. 9.250% due 07/15/10	470	494
RH Donnelley Corp. Series A-1 6.875% due 01/15/13	145	139
Series A-2 6.875% due 01/15/13	275	263
Rockwood Specialties Group, Inc. Series WI 7.500% due 11/15/14	500	504

High Yield Bond Fund 30

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Roseton/Danskammer Series B 7.670% due 11/08/16	475	480
Sinclair Broadcast Group, Inc. 8.750% due 12/15/11	460	481
Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/11	231	238
Stater Brothers Holdings 8.125% due 06/15/12	320	323
Sungard Data Systems, Inc. 9.125% due 08/15/13	375	393
Tenneco Automotive, Inc. 8.625% due 11/15/14	410	416
Tronox Worldwide LLC/Tronox Finance Corp. 9.500% due 12/01/12	210	218
Trump Entertainment Resorts, Inc. 8.500% due 06/01/15	295	293
TRW Automotive, Inc. 9.375% due 02/15/13	243	261
TXU Corp. Series P 5.550% due 11/15/14	150	144
Series Q 6.500% due 11/15/24	150	145
UGS Corp. 10.000% due 06/01/12	450	490
United Airlines, Inc. 6.071% due 09/01/14	177	178
United Rentals North America, Inc. 6.500% due 02/15/12	280	274
UnumProvident Finance Co. PLC (l) 6.850% due 11/15/15	375	397
US Oncology, Inc. 9.000% due 08/15/12	555	581
Vanguard Health Holding Co. I LLC (Step Up, 11.250%, 10/01/09) Zero coupon due 10/01/15	380	289
VWR International, Inc. 6.875% due 04/15/12	175	175
Warner Chilcott Corp. 8.750% due 02/01/15	276	283
Waterford Gaming LLC (l) 8.625% due 09/15/12	545	578
Williams Cos., Inc. 8.125% due 03/15/12	240	258
7.750% due 06/15/31	275	286
8.750% due 03/15/32	200	225
Williams Scotsman, Inc. 8.500% due 10/01/15	450	468
Windstream Corp. (l) 8.625% due 08/01/16	440	479

	Principal Amount ($) or Shares	Market Value $
Wynn Las Vegas LLC 6.625% due 12/01/14	550	542
Xerox Capital Trust I 8.000% due 02/01/27	525	538
		41,377
International Debt - 10.3%
Avago Technologies (l) 10.125% due 12/01/13	290	308
Basell AF SCA (l) 8.375% due 08/15/15	360	369
Baytex Energy, Ltd. 9.625% due 07/15/10	330	343
Bowater Canada Finance Corp. 7.950% due 11/15/11	150	144
Domtar, Inc. 7.875% due 10/15/11	125	127
Galaxy Entertainment Finance Co., Ltd. (l) 9.875% due 12/15/12	275	294
Hudson Bay Mining & Smelting Co., Ltd. 9.625% due 01/15/12	280	314
Ineos Group Holdings PLC (l) 8.500% due 02/15/16	50	48
Intelsat Subsidiary Holding Co., Ltd. 8.250% due 01/15/13	270	275
Novelis, Inc. (l) 8.250% due 02/15/15	350	336
Rhodia SA 8.875% due 06/01/11	325	340
Rogers Cable, Inc. 6.750% due 03/15/15	235	238
Rogers Wireless, Inc. 8.000% due 12/15/12	525	556
Royal Caribbean Cruises, Ltd. 7.000% due 06/15/13	300	309
Sensata Technologies BV (l) 8.000% due 05/01/14	285	273
Smurfit Kappa Funding PLC 9.625% due 10/01/12	500	529
		4,803
Total Long-Term Investments (cost $45,185)		46,180
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc. 2010 Warrants	400	1
Total Warrants & Rights (cost $81)		1

High Yield Bond Fund 31

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.0%
American Beacon Money Market Fund	562,000	562
Federated Investors Prime Cash Obligations Fund	359,000	359
Total Short-Term Investments (cost $921)		921
Total Investments - 100.7% (identified cost $46,187)		47,102
Other Assets and Liabilities, Net - (0.7%)		(316)
Net Assets - 100.0%		46,786

See accompanying notes which are an integral part of the schedules of investments.
High Yield Bond Fund 32

SSgA

Fixed Income Funds

Notes to Schedules of Investments — November 30, 2006 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments 33

SSgA

Fixed Income Funds

Notes to Quarterly Report — November 30, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of November 30, 2006. This Quarterly Report reports on four Funds, the SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003 the Bond Market Fund began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board when such prices are believed to reflect the market value of such securities.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board. Certain securities, as of November 30, 2006 were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Administrator is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Notes to Quarterly Report
34

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2006 (Unaudited)

Federal Income Taxes

As of November 30, 2006, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$206,724,106	$523,871,473	$91,944,425	$46,268,542
Gross Tax Unrealized Appreciation	1,024,674	4,218,121	675,809	1,125,458
Gross Tax Unrealized Depreciation	(117,085)	(1,920,959)	(715,617)	(291,705)
Net Tax Unrealized Appreciation (Depreciation)	$907,589	$2,297,162	$(39,808)	$833,753

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. The Administrator is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Forward Commitments/Mortgage Dollar Rolls

The Bond Market Fund, Intermediate Fund, and High Yield Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the

Notes to Quarterly Report
35

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2006 (Unaudited)

variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Written Options Contracts

Fund transactions in written options contracts for the period ended November 30, 2006 were as follows:

	Bond Market		Intermediate
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at August 31, 2006	972	$193,476	254	$50,092
Written	1,968	243,235	490	59,877
Closed	(1,646)	(250,573)	(427)	(64,797)
Expired	(598)	(57,900)	(151)	(14,587)
Outstanding at November 30, 2006	696	$128,238	166	$30,585

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by State Street Bank and Trust ("State Street") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the

Notes to Quarterly Report
36

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2006 (Unaudited)

inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of November 30, 2006, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, SSgA Funds Management, Inc. (the "Adviser") will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2006, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund

5.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of November 30, 2006, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of November 30, 2006:

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Yield Plus Fund - 12.1%
Cairn Mezzanine ABS CDO PLC	08/11/06	1,500,000	100.00	1,500	1,500
Camber, PLC	05/25/06	770,000	100.00	770	768
Credit Suisse First Boston Mortgage Securities Corp.	09/15/03	126,704,659	0.91	1,158	1,648
GE Business Loan Trust	08/22/06	7,735,981	100.42	7,768	7,739
GE Business Loan Trust	06/03/04	2,320,795	100.00	2,321	2,319
Granite Master Issuer PLC	07/25/06	5,000,000	100.05	5,002	5,003
Montauk Point CDO, Ltd.	05/09/06	1,460,000	100.00	1,460	1,459
Morgan Stanley Capital I	09/17/03	36,932,606	2.49	921	1,098
Ocwen Advance Receivables Backed Notes	09/15/06	1,300,000	100.24	1,303	1,303
Stack, Ltd.	06/20/06	1,585,000	100.00	1,585	1,581
					24,418
Bond Market Fund - 2.4%
Abu Dhabi National Energy Co.	10/23/06	380,000	99.49	378	390
AXA Equitable Life Insurance Co.	11/06/98	115,000	104.17	120	133
Banco Mercantil del Norte SA	10/05/06	330,000	100.00	330	334
Corp. Nacional del Cobre de Chile	10/19/06	250,000	99.30	248	262
Gazprom International SA	10/25/06	250,000	104.85	262	263
Kaupthing Bank Hf	09/27/06	275,000	99.55	274	277
Kazkommerts International BV	11/21/06	4,300,000	98.28	4,226	4,226
Korea National Housing Corp.	11/15/06	315,000	99.91	315	315
Lloyds TSB Group PLC	11/06/06	525,000	100.00	525	532
National Gas Co. of Trinidad & Tobago, Ltd.	10/25/06	250,000	96.56	241	252
Ocwen Advance Receivables Backed Notes	09/15/06	2,100,000	100.24	2,105	2,104
Ras Laffan Liquefied Natural Gas Co., Ltd. III	09/20/06	235,000	100.00	235	240

Notes to Quarterly Report
37

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2006 (Unaudited)

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Tengizchevroil Finance Co.	08/25/06	250,000	99.27	248	251
VTB Capital SA	10/27/06	950,000	100.00	950	950
Western Union Co. (The)	09/20/06	275,000	99.96	275	281
					10,810
Intermediate Fund - 2.4%
Abu Dhabi National Energy Co.	10/23/06	125,000	99.49	124	128
Banco Mercantil del Norte SA	10/05/06	125,000	100.00	125	127
Bear Stearns Commercial Mortgage Securities	03/08/02	4,045,412	1.41	57	57
Kaupthing Bank Hf	09/27/06	125,000	99.55	124	126
Kazkommerts International BV	11/21/06	800,000	98.28	786	786
Korea National Housing Corp.	11/15/06	90,000	99.91	90	90
Lloyds TSB Group PLC	11/06/06	105,000	100.00	105	106
Ras Laffan Liquefied Natural Gas Co., Ltd. III	09/20/06	105,000	100.00	105	107
Tengizchevroil Finance Co.	08/25/06	100,000	99.27	99	100
VTB Capital SA	10/27/06	125,000	100.00	125	125
Western Union Co. (The)	09/20/06	90,000	99.96	90	92
					1,844
High Yield Bond Fund - 19.1%
AES Corp. (The)	06/15/06	250,000	107.71	269	268
Allegheny Energy Supply	04/27/06	450,000	91.71	413	492
Avago Technologies	03/08/06	290,000	106.29	308	308
Basell AF SCA	01/04/06	360,000	100.47	362	369
CCH I Holdings LLC/CCH I Holdings Capital Corp.	11/13/06	250,000	98.01	245	244
CCM Merger, Inc.	06/02/06	400,000	97.15	389	386
Charter Communications Operating LLC	05/18/05	160,000	97.52	156	164
Dow Jones CDX NA High Yield	09/11/06	800,000	100.21	802	835
Dow Jones CDX NA High Yield	09/27/06	900,000	100.12	901	922
Freescale Semiconductor, Inc.	11/16/06	330,000	100.00	330	334
Galaxy Entertainment Finance Co., Ltd.	06/02/06	275,000	105.66	291	294
Goodyear Tire & Rubber Co. (The)	11/16/06	80,000	100.00	80	81
Goodyear Tire & Rubber Co. (The)	11/16/06	80,000	99.01	79	80
HCA, Inc.	11/09/06	330,000	100.00	330	344
HCA, Inc.	11/09/06	330,000	100.00	330	344
Hertz Corp.	06/27/06	555,000	101.24	562	576
Idearc, Inc.	11/01/06	160,000	100	160	163
Ineos Group Holdings PLC	05/31/06	50,000	94.92	47	48
ION Media Networks, Inc.	05/05/06	370,000	101.29	375	372
Mosaic Co. (The)	11/16/06	165,000	100.00	165	167
Mosaic Co. (The)	11/16/06	80,000	100.00	80	82
Novelis, Inc.	01/03/06	350,000	95.33	334	336
Sensata Technologies BV	04/21/06	285,000	100.93	288	273
UnumProvident Finance Co. PLC	11/13/06	375,000	104.76	393	397
Waterford Gaming LLC	06/06/03	545,000	100.49	548	578
Windstream Corp.	08/15/06	440,000	106.80	470	479
					8,936

Notes to Quarterly Report
38

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — November 30, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
39

FIQR-11/06

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

International Growth Opportunities Fund

Quarterly Report

November 30, 2006

SSgA Funds

International Equity Funds

Quarterly Report

November 30, 2006 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Emerging Markets Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 85.7%
Argentina - 0.3%
Banco Macro SA - ADR (Ñ)	217,080	6,085
Austria - 0.0%
Raiffeisen International Bank Holding AG (Æ)	5,255	618
Bermuda - 0.4%
Credicorp, Ltd.	128,496	5,133
Nine Dragons Paper Holdings, Ltd. (Æ)	2,492,000	4,466
		9,599
Brazil - 10.7%
All America Latina Logistica SA	677,960	5,997
American Banknote SA (Æ)	233,526	1,835
Banco Bradesco SA (Æ)	3,496	89
Banco Bradesco SA - ADR (Ñ)	285,360	10,761
Brascan Residential Properties SA (Æ)	581,245	5,074
Cia Vale do Rio Doce - ADR	1,652,964	38,927
Cosan SA Industria e Comercio (Æ)	308,829	5,375
CSU Cardsystem SA (Æ)	354,600	1,941
Cyrela Brazil Realty SA	261,000	5,027
Datasul SA (Æ)	336,806	2,964
EDP - Energias do Brasil SA	268,600	3,623
Equatorial Energia SA (Æ)	496,673	4,003
Gafisa SA (Æ)	256,176	3,727
Gerdau SA - ADR (Ñ)	322,512	5,080
Klabin Segall SA (Æ)	671,050	5,564
Localiza Rent a Car SA	325,449	8,341
Lojas Renner SA	706,530	9,245
Medial Saude SA (Æ)	378,621	4,020
MMX Mineracao e Metalicos SA (Æ)	19,091	7,910
Petroleo Brasileiro SA - ADR	920,876	79,550
Porto Seguro SA (Æ)	279,489	7,126
Profarma Distribuidora de Produtos Farmaceuticos SA (Æ)	274,765	3,504
Santos-Brasil SA (Æ)	341,878	3,711
Tam SA - ADR (Æ)(Ñ)	177,860	4,959
Tele Norte Leste Participacoes SA	186,813	5,971
Terna Participacoes SA (Æ)	314,084	3,496
Tractebel Energia SA	460,400	3,473
Vivax SA (Æ)	239,200	3,856
Votorantim Celulose e Papel SA - ADR (Æ)(Ñ)	245,919	4,894
		250,043
Cayman Islands - 0.8%
China Mengniu Dairy Co., Ltd.	3,200,000	7,026
Parkson Retail Group, Ltd. (Æ)(Ñ)	627,500	3,186

	Principal Amount ($) or Shares	Market Value $
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	32,000	958
Tencent Holdings, Ltd.	1,675,000	4,619
Xinao Gas Holdings, Ltd. (Ñ)	2,308,000	2,834
		18,623
China - 7.1%
Aluminum Corp. of China, Ltd. Class H (Ñ)	1,806,000	1,451
Angang Steel Co., Ltd. Class H (Ñ)	3,264,000	4,120
Anhui Expressway Co. Class H	3,888,000	2,939
Bank of China, Ltd. (Æ)(Ñ)	10,756,000	5,213
Bank of Communications Co., Ltd. Class H (Ñ)	4,372,000	4,030
China Construction Bank Class H (Ñ)(l)	23,229,000	12,124
China Life Insurance Co., Ltd. Class H (Ñ)	7,699,000	18,766
China Petroleum & Chemical Corp. Class H	21,977,000	17,375
China Shenhua Energy Co., Ltd.	1,876,300	3,628
China Shipping Development Co., Ltd. Class H	4,268,000	5,009
China Telecom Corp., Ltd. Class H	8,318,000	3,828
Guangzhou R&F Properties Co., Ltd.	2,566,400	5,213
Harbin Power Equipment Class H (Ñ)	3,920,000	3,800
Industrial & Commercial Bank of China (Æ)(Ñ)	40,435,000	20,481
Jiangxi Copper Co., Ltd. Class H (Ñ)	4,666,000	5,015
PetroChina Co., Ltd. Class H (Ñ)	24,076,000	30,641
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	3,195,500	12,262
Shenzhen Chiwan Wharf Holdings, Ltd. Class B	797,745	1,381
Sinopec Shanghai Petrochemical Co., Ltd. Class H (Ñ)	6,830,000	3,205
Zijin Mining Group Co., Ltd. Class H (Ñ)	3,892,000	2,662
ZTE Corp. Class H (Ñ)	259,700	1,185
		164,328
Colombia - 0.2%
BanColombia SA - ADR	137,500	4,135
Egypt - 0.7%
El Sewedy Cables Holding Co. (Æ)	619,567	4,680
Orascom Construction Industries	137,915	5,884
Orascom Telecom Holding SAE	44,578	2,595
Orascom Telecom Holding SAE - GDR (l)	34,800	2,008
		15,167

Emerging Markets Fund 3

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hong Kong - 3.7%
Beijing Enterprises Holdings, Ltd. (Ñ)	732,000	1,436
China Mobile, Ltd. (Ñ)	6,109,200	51,363
China Netcom Group Corp. Hong Kong, Ltd.	1,180,000	2,351
China Overseas Land & Investment, Ltd. (Ñ)	8,236,000	9,010
China Resources Power Holdings Co.	3,346,000	4,203
Citic Pacific, Ltd.	619,000	2,053
CNOOC, Ltd. (Ñ)	14,306,500	12,617
Guangdong Investment, Ltd.	4,932,000	2,162
		85,195
Hungary - 0.5%
Magyar Telekom Telecommunications PLC (Æ)	127,026	619
MOL Hungarian Oil and Gas PLC	42,601	4,790
OTP Bank Nyrt	118,967	4,554
Richter Gedeon Nyrt.	5,789	1,194
		11,157
India - 1.3%
Bharat Heavy Electricals	25,670	1,438
Housing Development Finance Corp.	23,465	864
ICICI Bank, Ltd.	112,835	2,201
ICICI Bank, Ltd. - ADR (Æ)(Ñ)	18,400	716
Infosys Technologies, Ltd.	106,863	5,207
Larsen & Toubro, Ltd. (Æ)	71,198	2,172
Oil & Natural Gas Corp., Ltd.	45,963	886
Punj Lloyd, Ltd. (Æ)	68,749	1,589
Ranbaxy Laboratories, Ltd.	102,940	850
Reliance Communications, Ltd. (Æ)	315,811	3,021
Reliance Industries, Ltd.	88,200	2,454
Satyam Computer Services, Ltd. - ADR (Ñ)	80,702	1,884
Sun TV, Ltd. (Æ)	44,796	1,528
Suzlon Energy, Ltd.	118,863	3,858
Tata Consultancy Services, Ltd.	32,182	862
		29,530
Indonesia - 3.5%
Aneka Tambang Tbk PT	5,929,500	4,885
Astra International Tbk PT	7,645,620	13,306
Bank Central Asia Tbk PT	13,554,500	7,838
Bank Mandiri Persero Tbk PT	15,991,500	4,842
Bank Rakyat Indonesia	17,018,500	9,934
Berlian Laju Tanker Tbk PT (Æ)	35,177,000	6,679
Bumi Resources Tbk PT	26,389,500	2,332
Indonesian Satellite Corp. Tbk PT (Æ)	5,669,000	3,557
Telekomunikasi Indonesia Tbk PT (Æ)	25,181,000	27,200
		80,573

	Principal Amount ($) or Shares	Market Value $
Ireland - 0.2%
Dragon Oil PLC (Æ)	1,517,197	5,435
Israel - 0.8%
Elbit Systems, Ltd.	33,458	1,101
Israel Chemicals, Ltd.	261,857	1,575
Makhteshim-Agan Industries, Ltd.	187,757	1,000
Ormat Industries (Æ)	105,279	1,182
Teva Pharmaceutical Industries, Ltd. - ADR	448,213	14,370
		19,228
Kazakhstan - 0.1%
Kazkommertsbank - GDR (Æ)(l)	197,362	3,057
Luxembourg - 1.2%
Evraz Group SA - GDR (Æ)	41,755	1,044
Tenaris SA - ADR	443,100	20,830
Ternium SA - ADR (Æ)	299,099	7,122
		28,996
Mexico - 4.9%
America Movil SA de CV	4,571,600	10,160
America Movil SA de CV Series L - ADR	536,543	23,860
Cemex SAB de CV (Æ)	1,982,468	6,474
Cemex SAB de CV - ADR (Æ)	342,121	11,133
Controladora Comercial Mexicana SA de CV	1,750,900	3,489
Corporacion GEO SA de CV (Æ)	782,200	3,380
Empresas ICA SAB de CV (Æ)	940,300	3,400
Grupo Aeroportuario del Centro Norte Sab de CV - ADR (Æ)	43,900	946
Grupo Famsa SA Class A (Æ)	1,801,900	6,593
Grupo Financiero Banorte SA de CV Class O	1,425,076	5,316
Grupo Mexico SAB de CV	1,057,220	3,833
Grupo Modelo SA	755,200	4,100
Grupo Televisa SA - ADR	401,680	10,556
Telefonos de Mexico SA de CV Series L	444,356	11,598
Wal-Mart de Mexico SA de CV	2,700,175	10,094
		114,932
Netherlands - 0.1%
Plaza Centers NV (Æ)	676,797	2,455
Pakistan - 0.5%
MCB Bank, Ltd.	796,700	3,338
National Bank of Pakistan	1,409,360	6,300
Pakistan State Oil Co., Ltd.	579,500	2,894
		12,532

Emerging Markets Fund 4

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Philippines - 0.7%
Ayala Corp. (Æ)	419,240	4,211
Ayala Land, Inc.	15,675,071	4,588
Philippine Long Distance Telephone Co. - ADR (Ñ)	168,480	8,274
		17,073
Poland - 2.0%
Bank BPH (Æ)	12,026	3,715
Bank Pekao SA	31,915	2,343
Bank Zachodni WBK SA	41,093	3,073
Getin Holding SA (Æ)	1,504,675	6,345
Globe Trade Centre SA (Æ)	313,132	4,443
Grupa Kety SA (Æ)	24,839	1,646
KGHM Polska Miedz SA (Æ)	131,816	4,648
Polish Oil & Gas Co.	1,417,230	1,594
Polski Koncern Naftowy Orlen (Æ)	258,834	4,653
Powszechna Kasa Oszczednosci Bank Polski SA (Æ)	470,076	6,989
Telekomunikacja Polska SA	516,087	4,010
TVN SA (Æ)	56,577	2,417
		45,876
Russia - 11.9%
Chelyabinsk Zink Plant - GDR (Æ)(l)	125,204	1,678
Comstar United Telesystems - GDR	609,266	4,533
Kalina	48,820	2,221
LUKOIL - ADR	677,096	60,262
MMC Norilsk Nickel - ADR	143,938	22,310
Mobile Telesystems - ADR	65,168	3,135
NovaTek OAO - GDR (l)	24,928	1,595
OAO Gazprom - ADR	2,236,276	104,434
Polyus Gold Co. - ADR (Æ)	102,230	5,137
Priargunsky Industrial Mining and Chemical Union (Æ)	214	104
Sberbank RF	6,010	14,995
Severstal JSC - GDR (l)	492,555	5,640
Sistema Hals - GDR (Æ)(l)	172,540	1,846
Sistema JSFC - GDR	103,967	2,885
Surgutneftegaz OJSC - ADR (Ñ)	238,825	18,188
Unified Energy System	12,314,949	11,699
Vimpel-Communications - ADR (Æ)(Ñ)	160,442	12,208
Wimm-Bill-Dann Foods OJSC	39,111	1,541
Wimm-Bill-Dann Foods OJSC - ADR (Ñ)	65,681	3,123
		277,534
South Africa - 7.8%
Anglo Platinum, Ltd.	69,081	7,983
Aveng, Ltd.	1,332,141	6,090
Bidvest Group, Ltd.	332,797	5,927
Exxaro Resources, Ltd.	295,831	2,281

	Principal Amount ($) or Shares	Market Value $
FirstRand, Ltd.	3,407,595	9,404
Foschini, Ltd.	494,339	3,899
Gold Fields, Ltd.	623,627	11,565
Harmony Gold Mining Co., Ltd. (Æ)	345,828	5,854
Impala Platinum Holdings, Ltd.	571,416	14,437
Investec, Ltd. (Æ)	326,780	3,763
JD Group, Ltd.	327,389	3,628
Kumba Iron Ore, Ltd. (Æ)	295,831	4,729
Mittal Steel South Africa, Ltd.	703,221	8,962
MTN Group, Ltd.	1,261,914	12,894
Murray & Roberts Holdings, Ltd.	1,020,045	5,553
Naspers, Ltd. Class N	394,563	8,041
Nedbank Group, Ltd.	275,963	4,834
Network Healthcare Holdings, Ltd. (Æ)	2,185,733	4,021
Reunert, Ltd.	412,900	4,594
Sanlam, Ltd.	2,117,194	5,260
Sasol, Ltd.	619,959	21,764
Standard Bank Group, Ltd.	1,029,804	12,650
Steinhoff International Holdings, Ltd.	1,218,536	3,739
Telkom SA, Ltd.	349,773	6,567
Truworths International, Ltd.	835,494	3,488
		181,927
South Korea - 14.2%
Daegu Bank	271,390	4,497
Daelim Industrial Co.	86,869	7,515
Dongbu Insurance Co., Ltd.	169,260	4,444
Hana Financial Group, Inc.	167,725	8,573
Hanjin Heavy Industries & Construction Co., Ltd.	109,420	3,838
Humax Co., Ltd.	96,772	2,994
Hynix Semiconductor, Inc. (Æ)	130,520	4,958
Hyundai Department Store Co., Ltd.	77,870	6,954
Hyundai Development Co.	147,150	9,152
Hyundai Engineering & Construction Co., Ltd. (Æ)	82,650	4,980
Hyundai Mipo Dockyard	66,370	9,855
Hyundai Mobis	78,390	7,279
Hyundai Motor Co.	155,737	11,797
Hyundai Steel Co.	74,400	2,778
Industrial Bank of Korea	115,300	2,097
Kookmin Bank	356,498	27,773
Korea Investment Holdings Co., Ltd.	159,810	8,220
Korea Kumho Petrochemical	76,780	2,545
Korea Zinc Co., Ltd.	17,120	1,827
Korean Air Lines Co., Ltd.	99,860	3,707
KT Corp. - ADR	146,163	3,712
KT&G Corp.	155,619	10,198
LS Cable, Ltd.	79,950	3,402
NHN Corp. (Æ)	66,880	7,592
POSCO	96,219	30,232

Emerging Markets Fund 5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Samsung Electronics Co., Ltd.	109,212	74,974
Samsung Engineering Co., Ltd.	48,750	2,277
Samsung Fire & Marine Insurance Co., Ltd.	18,883	3,027
Samsung Techwin Co., Ltd.	113,190	4,409
Shinhan Financial Group Co., Ltd.	325,460	15,847
Shinsegae Co., Ltd.	10,775	6,922
SK Corp.	202,993	14,940
SK Telecom Co., Ltd.	63,350	14,724
Woori Finance Holdings Co., Ltd.	156,030	3,509
		331,548
Sri Lanka - 0.4%
Dialog Telekom, Ltd.	34,792,821	8,932
Taiwan - 6.5%
Asustek Computer, Inc.	1,630,215	4,481
AU Optronics Corp.	4,744,642	6,382
Catcher Technology Co., Ltd.	349,257	3,105
Cathay Financial Holding Co., Ltd.	4,525,057	10,214
China Steel Corp.	5,366,314	5,443
Chinatrust Financial Holding Co., Ltd.	2,200,785	1,878
Chunghwa Telecom Co., Ltd.	1,952,280	3,550
Compal Communications, Inc.	471,900	1,678
Delta Electronics, Inc.	1,458,369	4,482
Far Eastern Textile Co., Ltd.	3,789,882	3,205
Far EasTone Telecommunications Co., Ltd.	1,253,000	1,422
First Financial Holding Co., Ltd.	4,068,225	3,038
Formosa Chemicals & Fibre Corp.	2,623,543	4,283
Formosa Petrochemical Corp. (Æ)	822,000	1,670
High Tech Computer Corp.	178,800	4,136
HON HAI Precision Industry Co., Ltd.	2,540,055	18,497
Inventec Co., Ltd.	2,066,480	1,796
Largan Precision Co., Ltd.	106,050	2,020
MediaTek, Inc.	619,190	6,337
Mega Financial Holding Co., Ltd.	7,154,000	5,420
Nan Ya Plastics Corp.	3,367,158	5,425
Nien Made Enterprises	669,670	621
Novatek Microelectronics Corp., Ltd.	235,189	1,054
Polaris Securities Co., Ltd. (Æ)	3,072,776	1,487
Powerchip Semiconductor Corp.	1,774,891	1,153
Powertech Technology, Inc.	396,750	1,325
Siliconware Precision Industries Co.	2,683,536	4,356
Taishin Financial Holdings Co., Ltd. (Æ)	4,126,700	2,271
Taiwan Cement Corp.	3,543,613	3,216
Taiwan Mobile Co., Ltd.	3,002,000	3,003
Taiwan Semiconductor Manufacturing Co., Ltd.	12,731,732	25,786
Tripod Technology Corp.	1,108,224	3,838

	Principal Amount ($) or Shares	Market Value $
United Microelectronics Corp.	4,486,846	2,934
Wistron Corp.	1,587,290	2,025
		151,531
Thailand - 2.5%
Advanced Info Service PCL	959,100	2,231
Bangkok Bank PCL	2,067,800	7,250
Banpu PCL	1,009,300	4,949
Kasikornbank PCL	3,103,400	6,095
Krung Thai Bank PCL	18,624,400	7,160
PTT Chemical PCL (Æ)	1,880,954	4,035
PTT PCL	1,446,433	9,268
Siam Cement PCL	620,000	4,317
Thai Oil PCL	1,931,718	3,310
Total Access Communication PCL (Æ)	608,700	2,727
True Corp. PCL (Æ)	29,146,700	6,902
		58,244
Turkey - 2.0%
Akbank TAS	1,007,747	5,650
Akcansa Cimento AS	289,822	1,535
Aksigorta AS (Æ)	309,115	1,138
Anadolu Efes Biracilik Ve Malt Sanayii AS	97,903	2,828
Arcelik	230,480	1,276
Asya Katilim Bankasi AS (Æ)	656,737	2,259
BIM Birlesik Magazalar AS	29,488	1,389
Bolu Cimento Sanayii AS	860,797	1,611
Coca-Cola Icecek AS (Æ)	185,774	1,125
Dogan Sirketler Grubu Holdings AS	1,021,150	1,784
Dogus Otomotiv Servis ve Ticaret AS	273,756	1,196
Enka Insaat ve Sanayi AS	156,607	1,368
Ford Otomotiv Sanayi AS	102,794	799
Haci Omer Sabanci Holding AS	938,394	3,647
Hurriyet Gazetecilik AS	316,302	875
Migros Turk TAS (Æ)	116,348	1,217
Tofas Turk Otomobil Fabrikasi AS	376,512	1,295
Trakya Cam Sanayi AS	218,933	536
Tupras Turkiye Petrol Rafine	148,326	2,449
Turk Demir Dokum Fabrikalari AS	47,618	344
Turk Sise ve Cam Fabrikalari AS (Æ)	190,367	687
Turk Traktor ve Ziraat Makineleri AS	77,762	786
Turkcell Iletisim Hizmet AS	232,192	1,086
Turkiye Garanti Bankasi AS	1,188,919	3,942
Turkiye Is Bankasi Class C	1,141,963	4,752
Turkiye Vakiflar Bankasi Tao Class D	236,894	1,051
		46,625
United Kingdom - 0.3%
Anglo American PLC - ADR (Æ)(Ñ)	185,000	4,327
Burren Energy PLC	81,602	1,473
		5,800

Emerging Markets Fund 6

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)
	Principal Amount ($) or Shares	Market Value $
United States - 0.4%
BMB Munai, Inc. (Æ)	437,800	2,303
Caspian Services, Inc. (Æ)	391,500	1,566
Southern Copper Corp. (Ñ)	104,138	5,697
		9,566
Total Common Stocks (cost $1,237,036)		1,996,344
Preferred Stocks - 3.7%
Brazil - 2.4%
Banco Bradesco SA (Æ)	157,088	5,906
Banco Itau Holding Financeira SA	582,270	19,418
Bradespar SA (Æ)	169,336	7,118
Eletropaulo Metropolitana de Sao Paulo SA (Æ)	97,200,000	4,355
Investimentos Itau SA	776,642	3,605
Petroleo Brasileiro SA	106,300	2,250
Universo Online SA (Æ)	395,261	2,355
Usinas Siderurgicas de Minas Gerais SA	345,500	11,674
		56,681
Russia - 0.2%
Transneft	2,446	5,895
South Korea - 1.1%
Hyundai Motor Co.	72,100	3,130
LG Electronics, Inc.	50,200	1,777
Samsung Electronics Co., Ltd.	37,486	20,148
		25,055
Total Preferred Stocks (cost $40,268)		87,631
Warrants & Rights - 0.0%
Hong Kong - 0.0%
China Overseas Land & Investment, Ltd. (Æ) 2007 Warrants	884	462
Taiwan - 0.0%
Polaris Securities Co., Ltd. (Æ)	1	—	±
Total Warrants & Rights (cost $0)		462
Short-Term Investments - 9.5%
Netherlands - 0.5%
ABN Amro Bank NV (Ê)(ÿ)(§) 5.436% due 05/11/07	12,000	12,003

	Principal Amount ($) or Shares	Market Value $
United States - 9.0%
General Electric Capital Corp. (Ê)(ç)(ÿ)(§) 5.390% due 12/08/06	10,800	10,800
National City Bank of Indiana (Ê)(ç)(ÿ)(§) Series BKNT 5.352% due 01/12/07	9,200	9,200
SSgA Prime Money Market Fund	173,232,605	173,233
Wachovia Corp. (Ê)(§) 5.454% due 07/20/07	15,000	15,012
		208,245
Total Short-Term Investments (cost $220,247)		220,248
Other Securities - 6.6%
State Street Navigator Securities Prime Lending Portfolio (d)	154,283,519	154,284
Total Other Securities (cost $154,284)		154,284
Total Investments - 105.5% (identified cost $1,651,835)		2,458,969
Other Assets and Liabilities, Net - (5.5%)		(128,587)
Net Assets - 100.0%		2,330,382

See accompanying notes which are an integral part of the schedules of investments.
Emerging Markets Fund 7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Taiwan Index expiration date 12/06 (2,102)	65,624	964
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		964

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	6,501	IDR	59,565,888	12/04/06	(1)
USD	7,365	MYR	26,588	02/26/07	16
USD	34,883	MYR	125,928	02/26/07	75
TRY	9,285	HKD	49,238	12/01/06	(55)
TRY	9,285	HKD	49,238	12/01/06	(2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					33

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	5.1	119,775
Consumer Staples	2.3	53,726
Energy	17.2	401,117
Financials	20.7	484,660
Health Care	1.0	23,939
Industrials	5.8	130,091
Information Technology	9.7	224,523
Materials	14.3	335,109
Telecommunication Services	11.3	261,482
Utilities	2.0	49,553
Warrants & Rights	—	462
Short-Term Investments	9.5	220,248
Other Securities	6.6	154,284
Total Investments	105.5	2,458,969
Other Assets and Liabilities, Net	(5.5)	(128,587)
Net Assets	100.0	2,330,382
Geographic Diversification	% of Net Assets	Market Value $
Africa	7.8	181,927
Asia	41.5	965,003
Europe	18.6	436,594
Latin America	19.7	460,098
Middle East	1.6	37,452
Other Regions	9.4	217,811
United Kingdom	0.3	5,800
Other Securities	6.6	154,284
Total Investments	105.5	2,458,969
Other Assets and Liabilities, Net	(5.5)	(128,587)
Net Assets	100.0	2,330,382

See accompanying notes which are an integral part of the schedules of investments.
Emerging Markets Fund 8

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	2,683	3 Month USD LIBOR- BBA minus 2.50%	07/05/07	289
MSCI Brazil Free Gross Dividends Reinvested	Citigroup	3,084	3 Month USD LIBOR- BBA minus 2.75%	07/06/07	333
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	2,147	3 Month USD LIBOR- BBA minus 2.25%	08/16/07	22
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	4,000	3 Month USD LIBOR- BBA minus 2.25%	08/31/07	474
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	6,387	3 Month USD LIBOR- BBA minus 3.50%	04/09/07	278
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	4,151	3 Month USD LIBOR- BBA minus 3.50%	10/16/07	145
MSCI India Gross Dividends Reinvested	Morgan Stanley	9,048	3 Month USD LIBOR- BBA minus 2.25%	12/13/06	1,610
MSCI India Gross Dividends Reinvested	Morgan Stanley	6,674	3 Month USD LIBOR- BBA minus 3.00%	04/30/07	315
MSCI India Gross Dividends Reinvested	Morgan Stanley	17,350	3 Month USD LIBOR- BBA minus 3.25%	10/25/07	1,332
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	5,492	3 Month USD LIBOR- BBA minus 3.25%	04/30/07	365
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	2,865	3 Month USD LIBOR- BBA minus 3.25%	05/16/07	17
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,421	3 Month USD LIBOR- BBA minus 3.00%	02/16/07	20
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	2,166	3 Month USD LIBOR- BBA minus 2.75%	03/07/07	380
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	2,553	3 Month USD LIBOR- BBA minus 3.00%	06/01/07	339
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	2,794	3 Month USD LIBOR- BBA minus 2.75%	07/03/07	343
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	4,327	3 Month USD LIBOR- BBA minus 2.75%	07/25/07	61
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	4,237	3 Month USD LIBOR	07/26/07	41
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	2,598	3 Month USD LIBOR	07/27/07	92
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	5,800	3 Month USD LIBOR- BBA minus 2.75%	09/21/07	709
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	4,626	3 Month USD LIBOR- BBA minus 2.50%	10/02/07	544
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	5,130	3 Month USD LIBOR- BBA minus 2.50%	10/15/07	209
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	2,620	3 Month USD LIBOR- BBA minus 2.50%	10/16/07	81

See accompanying notes which are an integral part of the schedules of investments.
Emerging Markets Fund 9

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Mexico Total Return Index	Merrill Lynch	7,296	3 Month USD LIBOR- BBA minus 1.50%	11/12/07	183
MSCI Morocco Gross Dividends Reinvested	Morgan Stanley	1,184	3 Month USD LIBOR- BBA minus 3.50%	03/07/07	(18)
MSCI Taiwan Index Price Return Index	Citigroup Global Markets Limited	15,161	3 Month USD LIBOR- BBA minus 1.00%	05/30/07	2,581
		Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts			10,745

See accompanying notes which are an integral part of the schedules of investments.
Emerging Markets Fund 10

SSgA
International Stock Selection Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 94.2%
Australia - 4.3%
Ansell, Ltd. (Ñ)	610,390	5,629
Centro Properties Group	721,469	4,895
Commonwealth Bank of Australia	372,357	13,934
Commonwealth Property Office Fund (Ñ)	9,383,684	10,661
CSL, Ltd.	118,347	5,537
GPT Group	880,452	3,584
Leighton Holdings, Ltd. (Ñ)	126,174	2,033
Rio Tinto, Ltd. (Ñ)	255,600	14,963
		61,236
Belgium - 1.4%
Fortis	506,019	20,634
Cayman Islands - 1.4%
Foxconn International Holdings, Ltd. (Æ)(Ñ)	2,064,000	6,235
Kingboard Chemical Holdings, Ltd.	1,282,500	5,169
Tencent Holdings, Ltd. (Ñ)	3,303,000	9,108
		20,512
Denmark - 0.8%
Danske Bank A/S	276,200	12,071
Finland - 0.3%
Fortum OYJ	139,800	4,086
France - 11.7%
AXA SA (Ñ)	415,177	15,725
BNP Paribas (Ñ)	258,762	27,878
Bouygues SA (Ñ)	262,102	15,561
Christian Dior SA (Ñ)	106,425	11,184
Credit Agricole SA (Ñ)	352,420	14,921
Societe Generale (Ñ)	177,768	29,782
Total SA (Ñ)	329,862	23,394
Vallourec SA	102,999	27,663
		166,108
Germany - 9.5%
BASF AG	102,537	9,462
DaimlerChrysler AG	86,070	4,997
Deutsche Bank AG	170,191	21,946
E.ON AG	157,294	20,198
MAN AG	55,679	5,308
Muenchener Rueckversicherungs AG	96,768	15,763
Salzgitter AG	65,430	7,865
SAP AG	50,434	10,544
ThyssenKrupp AG (Ñ)	534,901	20,643
Volkswagen AG (Ñ)	163,107	17,767
		134,493

	Principal Amount ($) or Shares	Market Value $
Ireland - 1.8%
C&C Group PLC	1,696,775	25,842
Italy - 2.6%
Enel SpA (Ñ)	740,249	7,552
ENI SpA	878,451	28,770
		36,322
Japan - 22.3%
Amada Co., Ltd.	1,393,000	14,140
Asahi Breweries, Ltd.	504,300	7,275
Brother Industries, Ltd. (Ñ)	356,000	4,662
Central Japan Railway Co.	1,021	11,025
Chubu Electric Power Co., Inc. (Ñ)	556,900	16,742
Dentsu, Inc.	3,961	10,882
Fujitsu, Ltd. (Ñ)	2,643,000	21,600
Honda Motor Co., Ltd.	548,600	19,431
Isetan Co., Ltd. (Ñ)	471,000	8,484
Itochu Corp.	664,000	5,363
JFE Holdings, Inc. (Ñ)	501,900	23,154
Kobe Steel, Ltd.	2,864,000	8,833
Makita Corp. (Ñ)	228,700	6,599
Mitsubishi Corp.	1,074,100	20,043
Mitsubishi Electric Corp.	721,000	6,559
Mitsubishi Gas Chemical Co., Inc.	871,000	8,495
Mitsui Mining & Smelting Co., Ltd.	1,980,000	9,391
Mitsui OSK Lines, Ltd. (Ñ)	1,288,000	11,806
Mitsui Trust Holdings, Inc.	31,450	334
Nomura Holdings, Inc.	450,700	7,904
NTT Data Corp. (Ñ)	2,470	12,419
Sega Sammy Holdings, Inc. (Ñ)	341,400	8,597
Sumitomo Mitsui Financial Group, Inc. (Ñ)	2,421	25,516
Suzuken Co., Ltd. (Ñ)	180,800	6,404
Tokyo Electron, Ltd. (Ñ)	256,300	19,795
Toyo Suisan Kaisha, Ltd. (Ñ)	278,000	4,152
UNY Co., Ltd. (Ñ)	519,000	6,268
Yamaha Motor Co., Ltd.	431,500	11,854
		317,727
Netherlands - 5.2%
Aegon NV (Ñ)	462,421	8,384
ING Groep NV	655,027	27,924
Mittal Steel Co. NV (Æ)	173,454	7,144
Royal KPN NV	2,256,880	30,935
		74,387
Norway - 1.8%
Norsk Hydro ASA (Ñ)	698,150	17,284
Telenor ASA (Æ)	466,100	8,002
		25,286

International Stock Selection Fund 11

SSgA
International Stock Selection Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Spain - 4.3%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	1,319,831	31,900
Banco Santander Central Hispano SA (Ñ)	923,884	16,775
Endesa SA	260,090	12,083
		60,758
Sweden - 3.4%
Electrolux AB (Ñ)	496,200	9,310
Nordea Bank AB (Ñ)	1,387,215	19,566
Volvo AB Class B (Ñ)	298,500	19,394
		48,270
Switzerland - 5.4%
Actelion, Ltd. (Æ)	78,857	14,062
Baloise Holding AG	146,393	14,109
Roche Holding AG	215,347	38,904
Swiss Reinsurance	113,789	9,714
		76,789
United Kingdom - 18.0%
Alliance Boots PLC	1,172,695	18,269
AstraZeneca PLC	346,284	20,081
BP PLC	1,571,472	17,732
British Airways PLC (Æ)	2,224,878	21,551
BT Group PLC	4,040,353	22,576
Diageo PLC	258,524	4,962
Gallaher Group PLC	964,979	18,040
GlaxoSmithKline PLC	918,729	24,399
HBOS PLC	901,956	18,457
HSBC Holdings PLC	771,057	14,217
Imperial Tobacco Group PLC	169,349	6,222
Marks & Spencer Group PLC	2,244,272	30,132
Michael Page International PLC	1,140,748	9,149
Reckitt Benckiser PLC	99,298	4,415
Royal Bank of Scotland Group PLC	315,433	11,421
Royal Dutch Shell PLC Class A (Ñ)	400,860	14,153
		255,776
Total Common Stocks (cost $1,147,858)		1,340,297
Preferred Stocks - 1.1%
Germany - 1.1%
ProSiebenSat.1 Media AG (Æ)	529,874	15,993
Total Preferred Stocks (cost $13,891)		15,993

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.4%
Cayman Islands - 0.0%
MTI Capital Cayman, Ltd. Series REGS 0.500% due 10/01/07	13,650	131
United States - 3.4%
SSgA Prime Money Market Fund	47,547,824	47,548
Total Short-Term Investments (cost $47,715)		47,679
Other Securities - 19.6%
State Street Navigator Securities Prime Lending Portfolio (d)	278,863,190	278,863
Total Other Securities (cost $278,863)		278,863
Total Investments - 118.3% (identified cost $1,488,327)		1,682,832
Other Assets and Liabilities, Net - (18.3%)		(260,822)
Net Assets - 100.0%		1,422,010

See accompanying notes which are an integral part of the schedules of investments.
International Stock Selection Fund 12

SSgA
International Stock Selection Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Pan Euro Index expiration date 12/06 (151)	20,981	408
TOPIX Index (Japan) expiration date 12/06 (922)	28,738	(371)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		37

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	16,320	EUR	12,418	12/28/06	148
USD	8,153	GBP	4,209	12/28/06	122
USD	12,206	JPY	1,411,740	12/28/06	36
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					306

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	11.4	163,109
Consumer Staples	7.6	106,960
Energy	7.1	101,333
Financials	27.8	398,015
Health Care	7.6	109,387
Industrials	8.9	127,200
Information Technology	5.5	79,701
Materials	10.6	148,411
Telecommunication Services	4.4	61,513
Utilities	4.4	60,661
Short-Term Investments	3.4	47,679
Other Securities	19.6	278,863
Total Investments	118.3	1,682,832
Other Assets and Liabilities, Net	(18.3)	(260,822)
Net Assets	100.0	1,422,010
Geographic Diversification	% of Net Assets	Market Value $
Asia	4.3	61,236
Europe	49.3	701,039
Japan	22.3	317,727
Latin America	1.4	20,643
Other Regions	3.4	47,548
United Kingdom	18.0	255,776
Other Securities	19.6	278,863
Total Investments	118.3	1,682,832
Other Assets and Liabilities, Net	(18.3)	(260,822)
Net Assets	100.0	1,422,010

See accompanying notes which are an integral part of the schedules of investments.
International Stock Selection Fund 13

SSgA
International Growth Opportunities Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.0%
Finland - 5.0%
Fortum OYJ	59,400	1,736
Kone OYJ Class B	19,860	1,016
		2,752
France - 13.6%
Air Liquide SA (Ñ)	6,458	1,462
Alcatel SA (Ñ)	49,770	667
Pernod-Ricard SA (Ñ)	5,795	1,283
Sanofi-Aventis (Ñ)	20,081	1,763
Total SA (Ñ)	32,150	2,280
		7,455
Germany - 4.9%
Allianz SE	6,954	1,354
Commerzbank AG	24,712	889
SAP AG	2,100	439
		2,682
Greece - 1.6%
Hellenic Telecommunications Organization SA	30,129	876
India - 1.4%
Satyam Computer Services, Ltd. - ADR (Ñ)	32,200	752
Ireland - 1.6%
Anglo Irish Bank Corp. PLC (Æ)	45,357	864
Italy - 6.9%
Luxottica Group SpA	41,683	1,264
Mediolanum SpA (Ñ)	134,529	1,078
UniCredito Italiano SpA	169,619	1,464
		3,806
Japan - 26.4%
Aozora Bank, Ltd.	153,000	642
Eisai Co., Ltd.	22,800	1,217
Honda Motor Co., Ltd.	34,400	1,218
Hoya Corp.	24,800	977
Kawasaki Heavy Industries, Ltd. (Ñ)	318,000	1,132
Komatsu, Ltd.	47,300	860
Matsui Securities Co., Ltd. (Ñ)	48,300	367
Millea Holdings, Inc.	25,500	916
Mizuho Financial Group, Inc. (Ñ)	227	1,671
Nippon Building Fund, Inc. (Æ)(ö)	93	1,141
Nippon Electric Glass Co., Ltd.	22,000	478
NSK, Ltd.	125,000	1,108
Shiseido Co., Ltd. (Ñ)	40,000	807

	Principal Amount ($) or Shares	Market Value $
Tokyo Seimitsu Co., Ltd. (Ñ)	6,900	320
TOTO, Ltd. (Ñ)	59,000	583
UNY Co., Ltd.	52,000	628
Yahoo! Japan Corp. (Ñ)	1,031	406
		14,471
Netherland Antilles - 2.7%
Schlumberger, Ltd.	21,830	1,495
Netherlands - 1.7%
Royal Numico NV (Ñ)	18,004	928
Norway - 1.5%
Statoil ASA	29,850	829
Singapore - 3.0%
DBS Group Holdings, Ltd.	65,000	887
Singapore Telecommunications, Ltd. (Æ)(Ñ)	394,060	737
		1,624
South Korea - 1.8%
Samsung Electronics Co., Ltd. - GDR	3,608	964
Spain - 1.5%
Telefonica SA (Ñ)	39,321	796
Switzerland - 11.9%
ABB, Ltd.	77,326	1,249
Credit Suisse Group	10,484	693
Nestle SA	4,038	1,425
Nobel Biocare Holding AG	1,649	449
Petroplus Holdings AG (Æ)	12,720	669
Roche Holding AG	11,392	2,058
		6,543
Taiwan - 0.8%
Fubon Financial Holding Co., Ltd. - GDR (l)	48,600	457
United Kingdom - 13.7%
BP PLC	153,679	1,734
Carnival PLC	7,218	351
HSBC Holdings PLC	117,113	2,159
Intercontinental Hotels Group PLC	31,901	639
Rio Tinto PLC	23,793	1,270
Rolls-Royce Group PLC	161,056	1,349
Rolls-Royce Group PLC Class B (Æ)	5,910,755	12
		7,514
Total Common Stocks (cost $42,404)		54,808

International Growth Opportunities Fund 14

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.0%
United States - 0.0%
SSgA Prime Money Market Fund	100	—	±
Total Short-Term Investments (cost $0)		—	±
Other Securities - 21.0%
State Street Navigator Securities Prime Lending Portfolio (d)	11,492,320	11,492
Total Other Securities (cost $11,492)		11,492
Total Investments - 121.0% (identified cost $53,896)		66,300
Other Assets and Liabilities, Net - (21.0%)		(11,521)
Net Assets - 100.0%		54,779

See accompanying notes which are an integral part of the schedules of investments.
International Growth Opportunities Fund 15

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPY	3,002	USD	26	12/1/06	—
JPY	56,455	USD	488	12/4/06	—
SGD	235	USD	152	12/1/06	(1)
SGD	107	USD	69	12/4/06	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(1)

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	6.1	3,419
Consumer Staples	8.1	4,443
Energy	12.8	7,007
Financials	26.6	14,582
Health Care	9.9	5,487
Industrials	12.3	6,726
Information Technology	11.5	6,267
Materials	5.0	2,732
Short-Term Investments	—	—
Telecommunication Services	4.5	2,409
Utilities	3.2	1,736
Other Securities	21.0	11,492
Total Investments	121.0	66,300
Other Assets and Liabilities, Net	(21.0)	(11,521)
Net Assets	100.0	54,779
Geographic Diversification	% of Net Assets	Market Value $
Asia	7.0	3,797
Europe	52.9	29,026
Japan	26.4	14,471
Other Regions	—	—
United Kingdom	13.7	7,514
Other Securities	21.0	11,492
Total Investments	121.0	66,300
Other Assets and Liabilities, Net	(21.0)	(11,521)
Net Assets	100.0	54,779

See accompanying notes which are an integral part of the schedules of investments.
International Growth Opportunities Fund 16

SSgA

International Equity Funds

Notes to Schedules of Investments — November 30, 2006 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(Ê)  Adjustable or floating rate security.

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(d)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments 17

SSgA

International Equity Funds

Notes to Quarterly Report — November 30, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2006. This Quarterly Report reports on three Funds, the SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and the SSgA International Growth Opportunities Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Funds Class R prospectus became effective for the SSgA International Stock Selection Fund. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of International Stock Selection Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

On November 28, 2005, the Funds Select Class prospectus became effective for the SSgA Emerging Markets Fund. Each share class has different distribution and shareholder servicing fee arrangements. Select Class shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds or State Street Global Markets LLC to offer shares (Select Intermediaries). Select Intermediaries are advisers, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by pricing services, alternative pricing services or dealers, and fair valuation pricing if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred

Notes to Quarterly Report
18

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2006 (Unaudited)

to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable Fund when the Investment Company's deems that the particular event or circumstance would materially affect such Fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Administrator is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Taxes

As of November 30, 2006, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets	International Stock Selections	International Growth Opportunities
Cost of Investments for Tax Purposes	$1,664,986,591	$1,488,708,020	$54,377,375
Gross Tax Unrealized Appreciation	804,924,711	199,597,932	12,545,770
Gross Tax Unrealized Depreciation	(10,942,065)	(5,474,340)	(622,993)
Net Tax Unrealized Appreciation (Depreciation)	$793,982,646	$194,123,592	$11,922,777

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. The Administrator is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Notes to Quarterly Report
19

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2006 (Unaudited)

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at November 30, 2006 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of November 30, 2006, the cash collateral balances held in connection with futures contracts purchased (sold) were as follows:

Emerging Markets	$24,907,617
International Stock Selection	6,056,782

Notes to Quarterly Report
20

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2006 (Unaudited)

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount of an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2006, the non-cash collateral received for the securities on loan for the International Stock Selection Fund was $843,591. The non-cash collateral consists of a pool of US Government securities.

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, SSgA Funds Management, Inc. (the "Adviser") will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2006, $220,780,529 of the Prime Money Market Fund's net assets represents investments by these Funds, and $671,293 represents the investments of other Investment Company Funds not presented herein.

Notes to Quarterly Report
21

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2006 (Unaudited)

5.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of November 30, 2006, there are no illiquid securities held by the Funds .

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of November 30, 2006:

Fund - % of Net Assets Securities	Acquisition Date	Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Emerging Markets Fund - 1.2%
Chelyabinsk Zink Plant - GDR	11/07/06	125,204	16.75	2,097	1,678
China Construction Bank Class H	11/09/05	23,229,000	0.41	9,551	12,124
Kazkommertsbank - GDR	11/03/06	197,362	18.50	3,651	3,057
NovaTek OAO - GDR	07/21/05	24,928	16.75	418	1,595
Orascom Telecom Holding SAE - GDR	01/25/05	34,800	34.72	1,208	2,008
Severstal JSC - GDR	11/08/06	492,555	12.50	6,157	5,640
Sistema Hals - GDR	11/03/06	172,540	10.70	1,846	1,846
					27,948
International Growth Opportunities Fund - 0.8%
Fubon Financial Holding Co., Ltd. - GDR	04/27/06	48,600	9.93	483	457

Notes to Quarterly Report
22

SSgA
International Equity Funds

Shareholder Requests for Additional Information — November 30, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
23

IEQR-11/06

S&P 500 INDEX FUND

Quarterly Report

November 30, 2006

SSgA Funds

S&P 500 Index Fund

Quarterly Report

November 30, 2006 (Unaudited)

Table of Contents

Page
Notes to Quarterly Report	3

Shareholder Requests for Additional Information	4

State Street Equity 500 Index Portfolio	5

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

S&P 500 Index Fund

Notes to Quarterly Report — November 30, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of November 30, 2006. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The Fund has the same investment objective as the Portfolio in which it invests. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 79.66% at November 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Investment Income

The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Federal Income Taxes

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. The Administrator is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Notes to Quarterly Report
3

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — November 30, 2006 (Unaudited)

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund's semiannual and annual financial statements. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
4

State Street Equity 500 Index Portfolio

Portfolio of Investments

November 30, 2006 (Unaudited)

	Shares	Market Value (000)
COMMON STOCK - 97.8%
Consumer Discretionary - 10.4%
Amazon.Com, Inc. (a)	65,208	$2,630
Apollo Group, Inc. Class A (a)	29,567	1,147
AutoNation, Inc. (a)	30,237	623
AutoZone, Inc. (a)	11,422	1,298
Bed Bath & Beyond, Inc. (a)	59,201	2,294
Best Buy Co., Inc.	84,650	4,653
Big Lots, Inc. (a)	24,510	547
Black & Decker Corp.	16,082	1,381
Brunswick Corp.	19,991	647
Carnival Corp.	93,213	4,566
CBS Corp. Class B	163,615	4,868
Centex Corp.	25,855	1,431
Circuit City Stores, Inc.	31,532	787
Clear Channel Communications, Inc.	103,193	3,628
Coach, Inc. (a)	77,242	3,338
Comcast Corp. Class A (a)	441,651	17,869
D.R. Horton, Inc.	56,880	1,515
Darden Restaurants, Inc.	29,706	1,193
Dillard's, Inc. Class A	13,693	487
DIRECTV Group, Inc. (a)	5,100	116
Dollar General Corp.	64,322	1,000
Dow Jones & Co., Inc.	12,569	454
Eastman Kodak Co.	61,027	1,588
eBay, Inc. (a)	245,397	7,939
EW Scripps Co. Class A	18,055	882
Family Dollar Stores, Inc.	33,168	925
Federated Department Stores, Inc.	113,240	4,766
Ford Motor Co. (a)	401,099	3,261
Fortune Brands, Inc.	31,265	2,529
Gannett Co., Inc.	50,094	2,982
Gap, Inc.	114,286	2,139
General Motors Corp.	118,147	3,453
Genuine Parts Co.	35,606	1,670
Goodyear Tire & Rubber Co. (a)	38,059	641
H&R Block, Inc.	69,033	1,657
Harley-Davidson, Inc.	55,312	4,080
Harman International Industries, Inc.	13,943	1,448
Harrah's Entertainment, Inc.	38,556	3,034
Hasbro, Inc.	33,195	888
Hilton Hotels Corp.	81,798	2,685
Home Depot, Inc.	435,722	16,544
International Game Technology	72,177	3,160
Interpublic Group of Cos., Inc. (a)	88,768	1,063
JC Penney & Co., Inc.	47,336	3,661
Johnson Controls, Inc.	41,725	3,393
Jones Apparel Group, Inc.	24,054	808
KB HOME	15,914	823
Kohl's Corp. (a)	69,127	4,811
Leggett & Platt, Inc.	38,373	913
Lennar Corp. Class A	28,791	1,512
Limited Brands	71,194	2,256
Liz Claiborne, Inc.	22,110	945
Lowe's Cos., Inc.	319,357	9,632
Marriot International, Inc. Class A	71,406	3,224

	Shares	Market Value (000)
Mattel, Inc.	81,695	$1,793
McDonald's Corp.	256,413	10,762
McGraw-Hill, Inc.	74,259	4,949
Meredith Corp.	8,973	485
New York Times Co. Class A	30,840	744
Newell Rubbermaid, Inc.	57,904	1,650
News Corp. Class A	488,545	10,064
NIKE, Inc. Class B	39,839	3,942
Nordstrom, Inc.	47,327	2,320
Office Depot, Inc. (a)	59,858	2,266
OfficeMax, Inc.	14,368	676
Omnicom Group, Inc.	35,730	3,650
Pulte Homes, Inc.	45,012	1,519
Radioshack Corp.	28,742	504
Sears Holdings Corp. (a)	17,607	3,018
Sherwin-Williams Co.	23,645	1,479
Snap-On, Inc.	12,587	598
Stanley Works	16,186	826
Staples, Inc.	152,606	3,887
Starbucks Corp. (a)	159,552	5,631
Starwood Hotels & Resorts Worldwide, Inc.	45,356	2,910
Target Corp.	179,525	10,429
Tiffany & Co.	30,159	1,159
Time Warner, Inc.	858,337	17,287
TJX Cos., Inc.	93,610	2,567
Tribune Co.	40,281	1,281
Univision Communications, Inc. Class A (a)	53,184	1,893
V.F. Corp.	18,547	1,454
Viacom, Inc. Class B (a)	147,967	5,550
Walt Disney Co.	441,355	14,587
Wendy's International, Inc.	24,945	812
Whirlpool Corp.	16,314	1,392
Wyndham Worldwide Corp. (a)	41,656	1,322
Yum! Brands, Inc.	56,301	3,445
		282,635
Consumer Staples - 9.0%
Altria Group, Inc.	441,148	37,149
Anheuser-Busch Cos., Inc.	160,576	7,629
Archer-Daniels-Midland Co.	138,600	4,865
Avon Products, Inc.	94,744	3,092
Brown-Forman Corp. Class B	17,234	1,197
Campbell Soup Co.	48,935	1,863
Clorox Co.	31,410	2,010
Coca-Cola Co.	429,883	20,131
Coca-Cola Enterprises, Inc.	58,182	1,190
Colgate-Palmolive Co.	107,777	7,011
ConAgra Foods, Inc.	108,384	2,785
Constellation Brands, Inc. Class A (a)	42,839	1,199
Costco Wholesale Corp.	98,160	5,130
CVS Corp.	173,828	5,001
Dean Foods Co. (a)	28,488	1,220
Estee Lauder Cos, Inc. Class A	26,085	1,077
General Mills, Inc.	74,598	4,174
H.J. Heinz Co.	70,540	3,135
Hershey Foods Corp.	37,424	1,982

5

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2006 (Unaudited)

	Shares	Market Value (000)
Kellogg Co.	51,894	$2,583
Kimberly-Clark Corp.	95,667	6,359
Kroger Co.	152,500	3,273
McCormick & Co., Inc.	27,487	1,064
Molson Coors Brewing Co., Class B	9,674	688
Pepsi Bottling Group, Inc.	28,442	891
PepsiCo, Inc.	347,700	21,547
Procter & Gamble Co.	668,857	41,998
Reynolds American, Inc.	35,793	2,299
Safeway, Inc.	93,987	2,896
Sara Lee Corp.	159,220	2,640
SuperValu, Inc.	43,143	1,478
Sysco Corp.	129,690	4,649
Tyson Foods, Inc., Class A	53,967	858
UST Corp.	33,653	1,884
Wal-Mart Stores, Inc.	518,655	23,910
Walgreen Co.	210,677	8,530
Whole Foods Market, Inc.	29,093	1,420
Wrigley Wm., Jr. Co.	46,515	2,439
		243,246
Energy - 9.8%
Anadarko Petroleum Corp.	96,412	4,759
Apache Corp.	69,248	4,843
Baker Hughes, Inc.	69,398	5,096
BJ Services Co.	63,108	2,131
Chesapeake Energy Corp.	79,850	2,717
ChevronTexaco Corp.	463,242	33,502
ConocoPhillips	347,586	23,393
Devon Energy Corp.	93,214	6,839
El Paso Corp.	145,854	2,129
EOG Resources, Inc.	50,728	3,578
ExxonMobil Corp.	1,251,634	96,138
Halliburton Co.	215,254	7,263
Hess Corp.	50,266	2,527
Kinder Morgan, Inc.	22,209	2,331
Marathon Oil Corp.	74,794	7,059
Murphy Oil Corp.	39,623	2,151
Nabors Industries, Ltd. (a)	65,339	2,206
National Oilwell Varco, Inc. (a)	36,416	2,422
Noble Corp.	28,613	2,210
Occidental Petroleum Corp.	180,015	9,062
Rowan Cos., Inc.	23,312	840
Schlumberger, Ltd.	249,997	17,120
Smith International, Inc.	42,332	1,793
Sunoco, Inc.	28,042	1,911
Transocean, Inc. (a)	66,504	5,184
Valero Energy Corp.	127,905	7,044
Weatherford International Ltd. (a)	73,029	3,280
Williams Cos., Inc.	126,532	3,513
XTO Energy, Inc.	77,341	3,913
		266,954
Financials - 21.5%
ACE, Ltd.	68,370	3,886
AFLAC, Inc.	103,444	4,566

	Shares	Market Value (000)
Allstate Corp.	131,523	$8,349
Ambac Financial Group, Inc.	22,117	1,894
American Express Co.	256,477	15,060
American International Group, Inc.	547,502	38,500
Ameriprise Financial, Inc.	52,055	2,816
AON Corp.	66,231	2,363
Apartment Investment & Management Co. Class A	20,565	1,185
Archstone-Smith Trust	44,442	2,666
Bank of America Corp.	953,221	51,331
Bank of New York Co., Inc.	161,084	5,725
BB&T Corp.	113,373	4,876
Bear Stearns Cos., Inc.	25,379	3,870
Boston Properties, Inc.	24,276	2,842
Capital One Financial Corp.	64,518	5,025
CB Richard Ellis Group, Inc. Class A (a)	38,900	1,281
Charles Schwab Corp.	215,277	3,948
Chicago Mercantile Exchange Holdings, Inc.	7,459	3,995
Chubb Corp.	87,049	4,506
Cincinnati Financial Corp.	36,619	1,621
CIT Group, Inc.	42,131	2,191
Citigroup, Inc.	1,041,342	51,640
Comerica, Inc.	33,939	1,977
Commerce Bancorp, Inc.	38,423	1,336
Compass Bancshares, Inc.	27,185	1,553
Countrywide Financial Corp.	127,590	5,068
E*Trade Financial Corp. (a)	89,682	2,159
Equity Office Properties Trust	73,873	3,561
Equity Residential	61,100	3,254
Fannie Mae	202,469	11,547
Federal Home Loan Mortgage Corp.	144,503	9,705
Federated Investors, Inc. Class B	18,160	603
Fidelity National Information Services, Inc.	34,498	1,376
Fifth Third Bancorp	117,969	4,652
First Horizon National Corp.	26,198	1,044
Franklin Resources, Inc.	35,354	3,774
Genworth Financial, Inc. Class A	96,501	3,165
Goldman Sachs Group, Inc.	91,085	17,743
Hartford Financial Services Group, Inc.	64,389	5,522
Huntington Bancshares, Inc.	50,711	1,233
J.P. Morgan Chase & Co.	731,516	33,855
Janus Capital Group, Inc.	45,056	913
KeyCorp	83,775	3,024
Kimco Realty Corp.	44,743	2,075
Legg Mason, Inc.	27,686	2,640
Lehman Brothers Holdings, Inc.	113,292	8,346
Lincoln National Corp.	59,782	3,802
Loews Corp.	96,944	3,870
M & T Bank Corp.	16,052	1,904
Marsh & McLennan Cos., Inc.	116,800	3,670
Marshall & Ilsley Corp.	53,960	2,471
MBIA, Inc.	28,847	2,009
Mellon Financial Corp.	86,595	3,484
Merrill Lynch & Co., Inc.	187,113	16,359
MetLife, Inc.	158,709	9,321
MGIC Investment Corp.	18,418	1,068
Moody's Corp.	49,487	3,438

6

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2006 (Unaudited)

	Shares	Market Value (000)
Morgan Stanley	226,252	$17,231
National City Corp.	128,291	4,631
North Fork Bancorp, Inc.	99,043	2,780
Northern Trust Corp.	38,964	2,219
Plum Creek Timber Co., Inc.	38,698	1,442
PNC Financial Services Group, Inc.	62,042	4,386
Principal Financial Group, Inc.	56,228	3,247
Progressive Corp.	161,699	3,646
ProLogis	51,362	3,347
Prudential Financial, Inc.	101,321	8,256
Public Storage, Inc.	25,680	2,472
Realogy Corp. (a)	43,639	1,139
Regions Financial Corp.	153,917	5,641
SAFECO Corp.	24,741	1,499
Simon Property Group, Inc.	46,909	4,784
SLM Corp.	85,313	3,911
Sovereign Bancorp, Inc.	73,343	1,832
St. Paul Travelers Cos., Inc.	145,882	7,558
State Street Corp. (b)	69,744	4,333
SunTrust Banks, Inc.	76,113	6,215
Synovus Financial Corp.	67,819	2,036
T. Rowe Price Group, Inc.	55,753	2,416
Torchmark Corp.	20,742	1,311
U.S. Bancorp	371,737	12,505
UnumProvident Corp.	70,362	1,441
Vornado Realty Trust	25,280	3,188
Wachovia Corp.	403,744	21,879
Washington Mutual, Inc.	203,150	8,874
Wells Fargo Co.	709,949	25,019
Western Union Co.	162,410	3,703
XL Capital, Ltd. Class A	37,851	2,692
Zions Bancorp	22,290	1,744
		583,034
Health Care - 11.7%
Abbott Laboratories	322,578	15,051
Aetna, Inc.	115,591	4,775
Allergan, Inc.	32,090	3,741
AmerisourceBergen Corp.	41,365	1,902
Amgen, Inc. (a)	247,049	17,540
Applera Corp. - Applied Biosystems Group	38,487	1,402
Barr Pharmaceuticals, Inc. (a)	22,471	1,148
Bausch & Lomb, Inc.	11,361	550
Baxter International, Inc.	136,157	6,092
Becton, Dickinson & Co.	51,991	3,729
Biogen Idec, Inc. (a)	71,901	3,758
Biomet, Inc.	52,003	1,966
Boston Scientific Corp. (a)	248,691	3,934
Bristol-Myers Squibb Co.	411,118	10,208
C.R. Bard, Inc.	21,663	1,783
Cardinal Health, Inc.	85,634	5,534
Caremark Rx, Inc.	90,090	4,261
Celgene Corp. (a)	79,000	4,403
CIGNA Corp.	23,363	2,945
Coventry Health Care, Inc. (a)	33,705	1,622
Eli Lilly & Co.	205,648	11,021

	Shares	Market Value (000)
Express Scripts, Inc. (a)	29,091	$1,984
Forest Laboratories, Inc. (a)	66,417	3,235
Genzyme Corp. (a)	55,278	3,560
Gilead Sciences, Inc. (a)	95,402	6,289
Health Management Associates, Inc. Class A	50,557	1,036
Hospira, Inc. (a)	32,339	1,061
Humana, Inc. (a)	34,534	1,868
IMS Health, Inc.	42,014	1,154
Johnson & Johnson	616,281	40,619
King Pharmaceuticals, Inc. (a)	50,093	828
Laboratory Corp. of America Holdings (a)	26,382	1,868
Manor Care, Inc.	14,700	699
McKesson Corp.	62,129	3,069
Medco Health Solutions, Inc. (a)	62,067	3,116
MedImmune, Inc. (a)	48,823	1,596
Medtronic, Inc.	240,362	12,530
Merck & Co., Inc.	459,042	20,432
Millipore Corp. (a)	10,763	736
Mylan Laboratories Inc.	43,339	879
Patterson Cos., Inc. (a)	29,591	1,098
Pfizer, Inc.	1,536,197	42,230
Quest Diagnostics, Inc.	33,907	1,803
Schering-Plough Corp.	309,204	6,806
St. Jude Medical, Inc. (a)	74,428	2,774
Stryker Corp.	61,705	3,200
Tenet Healthcare Corp. (a)	99,321	704
Thermo Electron Corp. (a)	85,997	3,769
UnitedHealth Group, Inc.	284,559	13,966
Watson Pharmaceuticals, Inc. (a)	22,071	567
Wellpoint, Inc. (a)	129,588	9,806
Wyeth	284,221	13,722
Zimmer Holdings, Inc. (a)	51,281	3,741
		318,110
Industrials - 10.6%
3M Co.	157,582	12,837
Allied Waste Industries, Inc. (a)	50,835	645
American Power Conversion Corp.	36,779	1,116
American Standard Cos., Inc.	37,436	1,678
Avery Dennison Corp.	19,933	1,345
Boeing Co.	167,871	14,862
Burlington Northern Santa Fe Corp.	76,490	5,749
Caterpillar, Inc.	137,003	8,498
Cintas Corp.	28,572	1,206
Cooper Industries, Ltd.	19,182	1,754
CSX Corp.	92,941	3,333
Cummins, Inc.	11,508	1,380
Danaher Corp.	49,582	3,625
Deere & Co.	48,394	4,646
Dover Corp.	42,847	2,155
Eaton Corp.	32,077	2,472
Emerson Electric Co.	85,104	7,379
Equifax, Inc.	26,852	1,020
FedEx Corp.	64,549	7,451
Fluor Corp.	18,164	1,582
General Dynamics Corp.	84,178	6,300

7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2006 (Unaudited)

	Shares	Market Value (000)
General Electric Co.	2,173,651	$76,686
Goodrich Co.	25,837	1,163
Honeywell International, Inc.	172,884	7,431
Illinois Tool Works, Inc.	87,506	4,130
Ingersoll-Rand Co. Class A	68,813	2,684
ITT Industries, Inc.	38,526	2,078
L-3 Communications Holdings, Inc.	25,281	2,079
Lockheed Martin Corp.	75,007	6,784
Masco Corp.	83,337	2,391
Monster Worldwide, Inc. (a)	26,276	1,147
Navistar International Corp. (a)	13,221	423
Norfolk Southern Corp.	87,134	4,291
Northrop Grumman Corp.	71,806	4,806
PACCAR, Inc.	53,220	3,475
Pall Corp.	26,856	843
Parker-Hannifin Corp.	25,303	2,112
Pitney Bowes, Inc.	46,085	2,124
R.R. Donnelley & Sons Co.	45,803	1,615
Raytheon Co.	93,511	4,773
Robert Half International, Inc.	36,327	1,402
Rockwell Automation, Inc.	37,236	2,423
Rockwell Collins, Inc.	35,532	2,144
Ryder Systems, Inc.	12,821	669
Southwest Airlines Co.	166,660	2,618
Textron, Inc.	27,058	2,637
Tyco International, Ltd.	421,481	12,767
Union Pacific Corp.	56,518	5,116
United Parcel Service, Inc. Class B	228,116	17,775
United Technologies Corp.	213,583	13,783
W.W. Grainger, Inc.	16,159	1,169
Waste Management, Inc.	112,537	4,120
		288,691
Information Technology - 14.9%
ADC Telecommunications, Inc. (a)	25,096	346
Adobe Systems, Inc. (a)	122,225	4,905
Advanced Micro Devices, Inc. (a)	116,605	2,515
Affiliated Computer Services, Inc. Class A (a)	24,679	1,248
Agilent Technologies, Inc. (a)	86,267	2,747
Altera Corp. (a)	76,216	1,516
Analog Devices, Inc.	75,095	2,442
Apple Computer, Inc. (a)	179,554	16,462
Applied Materials, Inc.	289,679	5,208
Autodesk, Inc. (a)	48,583	2,001
Automatic Data Processing, Inc.	117,306	5,658
Avaya, Inc. (a)	92,417	1,181
BMC Software, Inc. (a)	44,771	1,458
Broadcom Corp. Class A (a)	97,879	3,213
CA, Inc.	86,100	1,868
CIENA Corp. (a)	18,068	454
Cisco Systems, Inc. (a)	1,286,397	34,578
Citrix Systems, Inc. (a)	38,274	1,100
Cognizant Technology Solutions Corp. Class A (a)	29,900	2,439
Computer Sciences Corp. (a)	36,295	1,895
Compuware Corp. (a)	78,803	661
Comverse Technology, Inc. (a)	42,971	839

	Shares	Market Value (000)
Convergys Corp. (a)	28,696	$692
Corning, Inc. (a)	325,617	7,020
Dell, Inc. (a)	475,094	12,942
Electronic Arts, Inc. (a)	63,803	3,563
Electronic Data Systems Corp.	108,129	2,935
EMC Corp.	485,162	6,360
First Data Corp.	162,410	4,101
Fiserv, Inc. (a)	36,462	1,864
Freescale Semiconductor, Inc. Class B (a)	86,376	3,449
Google, Inc. Class A (a)	44,951	21,798
Hewlett-Packard Co.	577,631	22,793
IAC (a)	46,900	1,711
Intel Corp.	1,216,018	25,962
International Business Machines Corp.	320,825	29,490
Intuit, Inc. (a)	72,828	2,293
Jabil Circuit, Inc.	37,335	1,059
Juniper Networks, Inc. (a)	117,475	2,501
KLA-Tencor Corp.	41,996	2,170
Lexmark International Group, Inc. Class A (a)	21,769	1,502
Linear Technology Corp.	63,875	2,053
LSI Logic Corp. (a)	82,199	876
Maxim Integrated Products, Inc.	67,368	2,121
Micron Technology, Inc. (a)	152,015	2,219
Microsoft Corp.	1,819,117	53,355
Molex, Inc.	29,603	947
Motorola, Inc.	512,319	11,358
National Semiconductor Corp.	62,815	1,519
NCR Corp. (a)	38,303	1,644
Network Appliance, Inc. (a)	78,313	3,071
Novell, Inc. (a)	69,067	434
Novellus Systems, Inc. (a)	27,450	857
NVIDIA Corp. (a)	74,136	2,742
Oracle Corp. (a)	851,387	16,202
Parametric Technology Corp. New (a)	23,370	452
Paychex, Inc.	70,251	2,769
PerkinElmer, Inc.	27,340	592
PMC-Sierra, Inc. (a)	43,362	330
QLogic Corp. (a)	34,395	765
QUALCOMM, Inc.	345,570	12,644
Sabre Holdings Corp. Class A	28,511	782
SanDisk Corp. (a)	48,429	2,150
Sanmina-SCI Corp. (a)	113,211	419
Solectron Corp. (a)	187,819	625
Sun Microsystems, Inc. (a)	735,209	3,985
Symantec Corp. (a)	208,788	4,426
Symbol Technologies, Inc.	52,353	776
Tektronix, Inc.	16,785	513
Tellabs, Inc. (a)	93,871	942
Teradyne, Inc. (a)	41,522	619
Texas Instruments, Inc.	324,217	9,581
Unisys Corp. (a)	73,007	526
VeriSign, Inc. (a)	51,462	1,344
Waters Corp. (a)	21,925	1,097
Xerox Corp. (a)	206,489	3,407
Xilinx, Inc.	72,429	1,941
Yahoo!, Inc. (a)	262,402	7,082
		406,104

8

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2006 (Unaudited)

	Shares	Market Value (000)
Materials - 3.1%
Air Products & Chemicals, Inc.	46,035	$3,183
Alcoa, Inc.	180,719	5,633
Allegheny Technologies, Inc.	21,296	1,909
Ashland, Inc.	13,322	901
Ball Corp.	21,739	930
Bemis Co., Inc.	21,698	741
Consol Energy, Inc.	38,421	1,410
Dow Chemical Co.	200,434	8,019
E.I. Du Pont de Nemours & Co.	192,649	9,041
Eastman Chemical Co.	16,917	1,005
Ecolab, Inc.	38,344	1,701
Freeport-McMoRan Copper & Gold, Inc. Class B	40,644	2,555
Hercules, Inc. (a)	24,773	462
International Flavors & Fragrances, Inc.	16,257	766
International Paper Co.	94,457	3,127
MeadWestvaco Corp.	37,708	1,112
Monsanto Co.	113,151	5,439
Newmont Mining Corp.	94,339	4,425
Nucor Corp.	64,112	3,837
Pactiv Corp. (a)	29,855	1,028
Peabody Energy Corp.	55,400	2,549
Phelps Dodge Corp.	42,645	5,245
PPG Industries, Inc.	34,599	2,225
Praxair, Inc.	67,634	4,220
Rohm & Haas Co.	29,991	1,566
Sealed Air Corp.	17,090	1,017
Sigma-Aldrich Corp.	13,837	1,053
Temple-Inland, Inc.	23,000	899
United States Steel Corp.	26,183	1,958
Vulcan Materials Co.	19,760	1,753
Weyerhaeuser Co.	51,787	3,350
		83,059
Telecommunication Services - 3.4%
ALLTEL Corp.	80,854	4,588
AT&T, Inc.	818,822	27,766
BellSouth Corp.	383,329	17,093
CenturyTel, Inc.	23,885	1,016
Citizens Communications Co.	69,090	979
Embarq Corp.	31,143	1,602
JDS Uniphase Corp. (a)	44,204	817
Qwest Communications International, Inc. (a)	332,980	2,561
Sprint Corp. (Fon Group)	624,876	12,191
Verizon Communications, Inc.	611,427	21,363
Windstream Corp.	99,356	1,385
		91,361
Utilities - 3.4%
AES Corp. (a)	138,351	3,233
Allegheny Energy, Inc. (a)	34,008	1,509
Ameren Corp.	42,678	2,335
American Electric Power Co., Inc.	82,514	3,425
CenterPoint Energy, Inc.	64,100	1,048
CMS Energy Corp. (a)	46,751	758

	Shares	Market Value (000)
Consolidated Edison, Inc.	51,285	$2,473
Constellation Energy Group, Inc.	37,222	2,554
Dominion Resources, Inc.	74,121	5,985
DTE Energy Co.	37,063	1,745
Duke Energy Corp.	261,828	8,305
Dynegy Inc. Class A (a)	77,580	527
Edison International	67,978	3,126
Entergy Corp.	44,181	4,035
Exelon Corp.	139,921	8,497
FirstEnergy Corp.	69,031	4,131
FPL Group, Inc.	85,845	4,576
KeySpan Corp.	36,721	1,507
Nicor, Inc.	9,343	463
NiSource, Inc.	58,048	1,431
Peoples Energy Corp.	8,157	354
PG&E Corp.	73,854	3,392
Pinnacle West Capital Corp.	20,647	1,019
PPL Corp.	79,488	2,889
Progress Energy, Inc.	52,576	2,512
Public Service Enterprise Group, Inc.	52,589	3,535
Questar Corp.	18,000	1,552
Sempra Energy	54,262	2,957
Southern Co.	154,849	5,613
TECO Energy, Inc.	43,414	738
TXU Corp.	96,201	5,521
Xcel Energy, Inc.	84,065	1,930
		93,675
Total Common Stocks (Cost $1,686,055,006)		2,656,869
	Par Amount (000)
U.S. GOVERNMENT SECURITIES - 0.1%
United States Treasury Bill 4.80% due 12/07/06 (c)(d)	$4,299	4,296
Total U.S. Government Securities (Cost $4,295,561)		4,296

9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2006 (Unaudited)

	Shares	Market Value (000)
MONEY MARKET FUNDS - 1.9%
AIM Short Term Investment Prime Portfolio	50,474	$50,474
Federated Money Market Obligations Trust	524	524
Total Money Market Funds (Cost $50,998,237)		50,998
Total Investments - 99.8% (identified cost $1,741,348,804) (e)(f)		2,712,163
Other Assets In Excess Of Liabilities - 0.2%		5,099
Net Assets - 100.00%		$2,717,262

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Rate represents annualized yield at date of purchase.

(d)  Security held as collateral in relation to initial margin requirements on futures contracts.

(e)  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006 was $1,036,325,803 and $65,512,094, respectively, resulting in net unrealized appreciation of investments of $970,813,709.

(f)  Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

	Number of Contracts	Unrealized Depreciation (000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2006	800	$3,719
Total unrealized depreciation on open futures contracts purchased		$3,719

10

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2006 (Unaudited)

Affiliated Issuer Table

Security Description	Number of Shares held at 12/31/05	Shares Purchased For the 11 Months Ended 11/30/06	Shares Sold For the 11 Months Ended 11/30/06	Number of Shares held at 11/30/06	Income Earned For the 11 Months Ended 11/30/06 (000)	Realized Gain on shares sold (000)
State Street Corp.	70,325	1,419	2,000	69,744	$41	$42

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

11

IQR-11/06

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Core Opportunities Fund

Tuckerman Active REIT Fund

Aggressive Equity Fund

IAM SHARES Fund

Large Cap Growth Opportunities Fund

Large Cap Value Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Quarterly Report

November 30, 2006

SSgA Funds
Equity Funds

Quarterly Report

November 30, 2006 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Disciplined Equity Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.6%
Consumer Discretionary - 11.8%
American Eagle Outfitters, Inc.	22,400	1,012
AnnTaylor Stores Corp. (Æ)	12,800	442
Autozone, Inc. (Æ)	10,300	1,170
Barnes & Noble, Inc.	1,300	52
Best Buy Co., Inc.	7,900	434
Big Lots, Inc. (Æ)(Ñ)	32,400	723
CBS Corp. Class B	46,200	1,374
Comcast Corp. Class A (Æ)(Ñ)	13,233	535
DreamWorks Animation SKG, Inc. Class A (Æ)	1,400	41
Expedia, Inc. (Æ)	29,900	543
Federated Department Stores, Inc.	18,702	787
General Motors Corp. (Ñ)	10,100	295
Harley-Davidson, Inc.	15,600	1,151
Harte-Hanks, Inc.	19,100	495
Hasbro, Inc.	41,500	1,110
Home Depot, Inc.	65,900	2,502
Idearc, Inc. (Æ)	1,350	37
JC Penney Co., Inc.	17,700	1,369
John Wiley & Sons, Inc. Class A	11,300	450
Kohl's Corp. (Æ)	20,900	1,455
Liberty Media Holding Corp. Series A (Æ)	1,900	167
Marriott International, Inc. Class A	800	36
McDonald's Corp. (Æ)	47,800	2,006
McGraw-Hill Cos., Inc. (The)	22,600	1,506
Newell Rubbermaid, Inc.	900	26
Nordstrom, Inc.	1,000	49
Office Depot, Inc. (Æ)	22,200	841
Omnicom Group, Inc.	13,900	1,420
Sears Holdings Corp. (Æ)(Ñ)	7,500	1,286
Sherwin-Williams Co. (The)	4,000	250
Staples, Inc.	11,700	298
Time Warner, Inc.	105,150	2,118
TJX Cos., Inc.	14,600	400
Walt Disney Co.	60,000	1,983
Wyndham Worldwide Corp. (Æ)	700	22
		28,385
Consumer Staples - 8.0%
Altria Group, Inc.	28,900	2,434
Anheuser-Busch Cos., Inc.	22,000	1,045
Coca-Cola Co. (The)	50,200	2,351
Coca-Cola Enterprises, Inc.	28,100	575
Colgate-Palmolive Co.	9,300	605
Constellation Brands, Inc. Class A (Æ)	38,700	1,083
Energizer Holdings, Inc. (Æ)	14,300	945
Estee Lauder Cos., Inc. (The) Class A	7,800	322
HJ Heinz Co.	2,000	89

	Principal Amount ($) or Shares	Market Value $
Kimberly-Clark Corp.	1,000	66
Kroger Co. (The)	54,800	1,176
Loews Corp. – Carolina Group	18,200	1,135
Pepsi Bottling Group, Inc.	33,100	1,037
PepsiCo, Inc.	35,600	2,206
Procter & Gamble Co.	46,385	2,912
Reynolds American, Inc. (Ñ)	1,400	90
Wal-Mart Stores, Inc.	23,800	1,097
		19,168
Energy - 10.0%
Baker Hughes, Inc.	9,800	720
Cameron International Corp. (Æ)	19,700	1,070
Chevron Corp.	25,920	1,875
ConocoPhillips	25,329	1,705
Exxon Mobil Corp.	125,316	9,626
Halliburton Co.	5,200	175
Kinder Morgan, Inc.	900	94
Marathon Oil Corp.	16,300	1,538
Noble Energy, Inc.	13,300	712
Occidental Petroleum Corp.	34,300	1,727
Overseas Shipholding Group, Inc. (Ñ)	16,900	973
Schlumberger, Ltd.	24,800	1,698
Tidewater, Inc.	8,300	459
Transocean, Inc. (Æ)	5,600	436
Valero Energy Corp.	21,500	1,184
		23,992
Financials - 20.9%
ACE, Ltd.	2,400	136
Allstate Corp. (The)	28,300	1,796
AMBAC Financial Group, Inc.	6,400	548
American Express Co.	4,600	270
American International Group, Inc.	54,625	3,841
Annaly Capital Management, Inc. (ö)	54,400	760
Assurant, Inc.	10,800	594
Bank of America Corp.	102,403	5,514
Bank of Hawaii Corp.	8,400	434
BB&T Corp.	17,900	770
Bear Stearns Cos., Inc. (The)	9,500	1,449
CB Richard Ellis Group, Inc. Class A (Æ)	14,000	461
Chubb Corp.	7,800	404
CIT Group, Inc.	23,500	1,222
Citigroup, Inc.	111,700	5,539
CNA Financial Corp. (Æ)	300	12
Comerica, Inc.	4,400	256
Conseco, Inc. (Æ)(Ñ)	19,100	380
Countrywide Financial Corp.	16,900	671
Fannie Mae	14,100	804
First Marblehead Corp. (The) (Ñ)	6,400	479

Disciplined Equity Fund 3

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Freddie Mac	9,500	638
Genworth Financial, Inc. Class A	26,000	853
Goldman Sachs Group, Inc.	13,800	2,688
Hartford Financial Services Group, Inc.	7,300	626
Hospitality Properties Trust (ö)	3,500	176
HRPT Properties Trust (ö)(Ñ)	1,300	16
JPMorgan Chase & Co.	85,272	3,946
KeyCorp	7,900	285
Lehman Brothers Holdings, Inc.	23,000	1,694
Marsh & McLennan Cos., Inc.	2,800	88
MBIA, Inc. (Ñ)	4,000	279
Merrill Lynch & Co., Inc.	22,500	1,967
Metlife, Inc. (Æ)	16,700	981
Morgan Stanley	6,300	480
National City Corp.	10,100	365
New Century Financial Corp. (ö)(Ñ)	1,600	58
Nuveen Investments, Inc. Class A (Ñ)	18,200	903
PNC Financial Services Group, Inc.	8,100	573
Popular, Inc. (Ñ)	11,300	200
Prudential Financial, Inc. (Æ)	1,100	90
Radian Group, Inc. (Ñ)	3,900	207
Sky Financial Group, Inc.	7,100	176
St. Paul Travelers Cos., Inc. (The)	11,600	601
Student Loan Corp. (Æ)	100	21
Taubman Centers, Inc. (ö)	10,000	495
Torchmark Corp.	600	38
Transatlantic Holdings, Inc. (Æ)(Ñ)	400	25
UnionBanCal Corp.	6,900	397
UnumProvident Corp. (Ñ)	2,800	57
US Bancorp	8,200	276
Wachovia Corp.	47,600	2,579
Washington Mutual, Inc.	14,600	638
Wells Fargo & Co.	35,000	1,233
WR Berkley Corp.	3,100	109
		50,098
Health Care - 11.4%
Abbott Laboratories	30,800	1,437
Abraxis BioScience, Inc. (Æ)(Ñ)	1,600	43
Aetna, Inc. (Æ)	8,100	335
AmerisourceBergen Corp. Class A	26,400	1,214
Amgen, Inc. (Æ)	36,088	2,562
Applera Corp. - Applied Biosystems Group	19,100	696
Becton Dickinson & Co.	4,900	351
Biogen Idec, Inc. (Æ)	700	37
Cardinal Health, Inc.	23,800	1,538

	Principal Amount ($) or Shares	Market Value $
Caremark Rx, Inc.	900	43
Cigna Corp.	200	25
Cytyc Corp. (Æ)	11,800	309
Endo Pharmaceuticals Holdings, Inc. (Æ)	3,600	98
Express Scripts, Inc. (Æ)	6,600	450
Gilead Sciences, Inc. (Æ)	1,300	86
Humana, Inc. (Æ)	3,700	200
IMS Health, Inc.	1,400	39
Johnson & Johnson	38,930	2,566
King Pharmaceuticals, Inc. (Æ)	26,600	440
Laboratory Corp. of America Holdings (Æ)	2,700	191
Manor Care, Inc.	8,400	399
McKesson Corp.	26,100	1,289
Medtronic, Inc.	25,800	1,345
Merck & Co., Inc.	45,500	2,025
Pfizer, Inc.	158,055	4,345
Thermo Fisher Scientific, Inc. (Æ)	12,000	526
UnitedHealth Group, Inc.	31,100	1,526
Waters Corp. (Æ)	11,600	581
WellCare Health Plans, Inc. (Æ)(Ñ)	8,300	536
WellPoint, Inc. (Æ)	24,400	1,846
Wyeth	5,200	251
		27,329
Industrials - 11.4%
3M Co.	25,800	2,102
Boeing Co.	13,200	1,169
Continental Airlines, Inc. Class B (Æ)(Ñ)	14,300	581
Cooper Industries, Ltd. Class A	6,800	622
CSX Corp.	37,200	1,334
Cummins, Inc. (Ñ)	1,200	144
Danaher Corp.	17,100	1,250
Dover Corp.	14,200	714
Emerson Electric Co.	200	17
Equifax, Inc.	7,500	285
General Dynamics Corp.	21,900	1,639
General Electric Co.	163,500	5,768
HNI Corp. (Ñ)	3,300	155
Lockheed Martin Corp.	15,200	1,375
Norfolk Southern Corp.	600	30
Northrop Grumman Corp.	6,100	408
Raytheon Co.	18,000	919
Republic Services, Inc.	6,600	274
Terex Corp. (Æ)	19,800	1,109
Textron, Inc.	7,400	721

Disciplined Equity Fund 4

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Thomas & Betts Corp. (Æ)	700	36
Toro Co. (Ñ)	16,600	745
Tyco International, Ltd.	44,600	1,351
United Parcel Service, Inc. Class B	25,300	1,971
United Technologies Corp.	17,600	1,136
Waste Management, Inc.	19,700	721
WESCO International, Inc. (Æ)	11,000	736
		27,312
Information Technology - 14.5%
Agilent Technologies, Inc. (Æ)	17,100	544
Apple Computer, Inc. (Æ)	4,400	403
Automatic Data Processing, Inc.	1,900	92
BEA Systems, Inc. (Æ)	16,000	220
BMC Software, Inc. (Æ)	19,000	619
CA, Inc. (Ñ)	42,206	916
Cadence Design Systems, Inc. (Æ)	37,500	689
Cisco Systems, Inc. (Æ)	158,000	4,247
Computer Sciences Corp. (Æ)(Ñ)	7,500	391
Dell, Inc. (Æ)	63,700	1,735
Electronic Data Systems Corp.	10,700	290
First Data Corp.	30,300	765
Google, Inc. Class A (Æ)	3,400	1,649
Harris Corp.	12,700	535
Hewlett-Packard Co.	36,163	1,427
Intel Corp.	114,100	2,436
International Business Machines Corp.	39,500	3,631
JDS Uniphase Corp. (Æ)(Ñ)	350	6
Lam Research Corp. (Æ)	20,900	1,099
Lexmark International, Inc. Class A (Æ)	18,000	1,242
LSI Logic Corp. (Æ)(Ñ)	12,300	131
McAfee, Inc. (Æ)	13,700	400
Mettler Toledo International, Inc. (Æ)	7,800	604
Micron Technology, Inc. (Æ)	60,800	888
Microsoft Corp.	176,600	5,180
Motorola, Inc.	55,300	1,226
NCR Corp. (Æ)	300	13
Novellus Systems, Inc. (Æ)(Ñ)	27,600	862
Oracle Corp. (Æ)	46,900	892
QLogic Corp. (Æ)	7,900	176
Qualcomm, Inc.	15,100	553
VeriSign, Inc. (Æ)	200	5
Western Union Co. (The) (Æ)	30,300	691
Xerox Corp. (Æ)	9,800	162
		34,719

	Principal Amount ($) or Shares	Market Value $
Materials - 3.3%
Celanese Corp. Class A	20,600	453
FMC Corp.	1,200	85
Freeport-McMoRan Copper & Gold, Inc. Class B	9,900	623
Hercules, Inc. (Æ)	33,600	626
Monsanto Co.	9,700	466
Nucor Corp.	23,500	1,407
Pactiv Corp. (Æ)	26,800	923
Phelps Dodge Corp.	11,400	1,402
Rohm & Haas Co.	4,300	225
Steel Dynamics, Inc.	4,200	137
Temple-Inland, Inc.	24,100	942
Valspar Corp.	19,600	548
		7,837
Telecommunication Services - 3.3%
AT&T, Inc.	45,641	1,548
BellSouth Corp.	18,100	807
CenturyTel, Inc.	28,000	1,192
Citizens Communications Co.	45,100	639
Embarq Corp. (Æ)	12,913	664
Qwest Communications International, Inc. (Æ)(Ñ)	93,300	718
Sprint Nextel Corp.	75,566	1,474
Verizon Communications, Inc.	27,000	943
		7,985
Utilities - 3.0%
American Electric Power Co., Inc.	32,500	1,349
Centerpoint Energy, Inc. (Ñ)	35,300	577
Duke Energy Corp.	7,400	235
Energen Corp.	14,100	639
Exelon Corp.	16,000	972
FirstEnergy Corp.	23,700	1,418
MDU Resources Group, Inc.	9,450	249
National Fuel Gas Co. (Ñ)	5,800	220
Sempra Energy	3,700	202
TXU Corp. (Ñ)	24,700	1,417
		7,278
Total Common Stocks (cost $189,489)		234,103

Disciplined Equity Fund 5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.8%
Federated Investors Prime Cash Obligations Fund	6,409,950	6,410
United States Treasury Bills (ç)(ÿ)(§) 4.822% due 01/04/07	120	119
4.893% due 01/04/07	200	200
Total Short-Term Investments (cost $6,729)		6,729
Other Securities - 5.3%
State Street Navigator Securities Prime Lending Portfolio (d)	12,816,732	12,817
Total Other Securities (cost $12,817)		12,817
Total Investments - 105.7% (identified cost $209,035)		253,649
Other Assets and Liabilities, Net - (5.7%)		(13,585)
Net Assets - 100.0%		240,064

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 12/06 (19)	6,664	148
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		148

See accompanying notes which are an integral part of the schedules of investments.
Disciplined Equity Fund 6

SSgA
Small Cap Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 101.1%
Consumer Discretionary - 19.5%
Aftermarket Technology Corp. (Æ)(Ñ)	7,477	145
Ambassadors Group, Inc. (Ñ)	18,900	535
AnnTaylor Stores Corp. (Æ)(Ñ)	5,800	200
ArvinMeritor, Inc. (Ñ)	23,200	402
Big Lots, Inc. (Æ)(Ñ)	109,400	2,441
Blyth, Inc. (Ñ)	53,643	1,364
Career Education Corp. (Æ)(Ñ)	5,800	146
Corinthian Colleges, Inc. (Æ)(Ñ)	122,058	1,575
Deckers Outdoor Corp. (Æ)(Ñ)	27,800	1,551
Domino's Pizza, Inc.	15,800	434
DSW, Inc. Class A New (Æ)(Ñ)	29,900	1,145
Group 1 Automotive, Inc. (Ñ)	33,900	1,729
Guess?, Inc. (Æ)(Ñ)	17,100	1,063
Gymboree Corp. (Æ)(Ñ)	34,500	1,373
INVESTools, Inc. (Æ)(Ñ)	90,900	1,170
ITT Educational Services, Inc. (Æ)	17,100	1,173
Kellwood Co. (Ñ)	17,700	553
Marvel Entertainment, Inc. (Æ)(Ñ)	55,900	1,571
Papa John's International, Inc. (Æ)(Ñ)	48,385	1,500
Payless Shoesource, Inc. (Æ)(Ñ)	30,600	954
Phillips-Van Heusen Corp.	30,900	1,524
Rent-A-Center, Inc. Class A (Æ)(Ñ)	51,100	1,397
Scholastic Corp. (Æ)(Ñ)	19,400	646
Snap-On, Inc. (Æ)	9,000	427
Tempur-Pedic International, Inc. (Æ)	20,300	428
Tenneco, Inc. (Æ)	18,400	434
		25,880
Consumer Staples - 4.6%
Chattem, Inc. (Æ)(Ñ)	24,100	1,175
Chiquita Brands International, Inc. (Ñ)	31,852	455
Energizer Holdings, Inc. (Æ)(Ñ)	27,000	1,784
NBTY, Inc. (Æ)	75,120	2,731
		6,145
Energy - 4.1%
Harvest Natural Resources, Inc. (Æ)(Ñ)	54,000	554
Holly Corp.	20,573	1,111
Lone Star Technologies, Inc. (Æ)	16,800	881
Overseas Shipholding Group, Inc. (Ñ)	13,300	766
Todco Class A (Æ)(Ñ)	26,700	1,068
Trico Marine Services, Inc. (Æ)(Ñ)	29,499	1,072
		5,452
Financials - 19.7%
Advance America Cash Advance Centers, Inc. (Ñ)	37,270	528
Advanta Corp. Class B	17,284	788
American Home Mortgage Investment Corp. (ö)(Ñ)	31,500	1,114
AmeriCredit Corp. (Æ)(Ñ)	20,302	476

	Principal Amount ($) or Shares	Market Value $
Anthracite Capital, Inc. (ö)(Ñ)	52,349	663
Asta Funding, Inc. (Ñ)	36,500	1,202
Bancorpsouth, Inc. (Ñ)	9,700	253
Bankunited Financial Corp. Class A (Ñ)	57,383	1,463
Banner Corp.	5,203	238
Capital Trust, Inc. Class A (ö)(Ñ)	12,160	542
Cash America International, Inc. (Ñ)	41,900	1,849
City Bank (Ñ)	5,836	312
City Holding Co. (Ñ)	13,720	542
Colonial BancGroup, Inc. (The)	27,700	676
Downey Financial Corp. (Ñ)	7,905	575
Ezcorp, Inc. Class A (Æ)	15,500	724
Financial Federal Corp. (Ñ)	52,049	1,442
FirstFed Financial Corp. (Æ)(Ñ)	22,874	1,487
FPIC Insurance Group, Inc. (Æ)(Ñ)	2,000	78
Frontier Financial Corp.	2,000	60
Hospitality Properties Trust (ö)(Ñ)	8,700	437
IMPAC Mortgage Holdings, Inc. (ö)(Ñ)	27,600	271
James River Group, Inc. New (Æ)(Ñ)	15,400	517
LandAmerica Financial Group, Inc. Class A (Ñ)	16,228	992
Luminent Mortgage Capital, Inc. (ö)	109,900	1,134
Navigators Group, Inc. (Æ)(Ñ)	15,273	707
Newcastle Investment Corp. (ö)	27,700	830
PFF Bancorp, Inc. (Ñ)	8,000	264
RAIT Investment Trust (ö)(Ñ)	30,900	1,030
Safety Insurance Group, Inc. (Ñ)	5,559	291
Sterling Financial Corp. (Ñ)	44,800	1,503
TierOne Corp. (Ñ)	9,826	306
Whitney Holding Corp. (Ñ)	25,828	832
World Acceptance Corp. (Æ)	30,000	1,362
Zenith National Insurance Corp. (Ñ)	16,500	762
		26,250
Health Care - 13.0%
AMERIGROUP Corp. (Æ)(Ñ)	51,169	1,749
Digene Corp. (Æ)(Ñ)	11,000	562
Emdeon Corp. (Æ)(Ñ)	73,200	867
Healthspring, Inc. (Æ)	54,200	1,047
Healthways, Inc. (Æ)(Ñ)	1,300	60
Hillenbrand Industries, Inc. (Ñ)	33,400	1,932
Illumina, Inc. (Æ)	27,400	1,056
Lifecell Corp. (Æ)(Ñ)	25,864	564
Mentor Corp. (Ñ)	47,800	2,388
Molina Healthcare, Inc. (Æ)(Ñ)	42,800	1,455
Nabi Biopharmaceuticals (Æ)(Ñ)	63,873	451
New River Pharmaceuticals, Inc. (Æ)(Ñ)	8,100	397
Noven Pharmaceuticals, Inc. (Æ)(Ñ)	86,300	2,046
Pain Therapeutics, Inc. (Æ)(Ñ)	25,700	220
Sciele Pharma, Inc. (Æ)	17,600	398
WellCare Health Plans, Inc. (Æ)(Ñ)	33,600	2,170
		17,362

Small Cap Fund 7

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 10.1%
Administaff, Inc.	14,200	598
Atlas Air Worldwide Holdings, Inc. (Æ)(Ñ)	28,381	1,202
Consolidated Graphics, Inc. (Æ)(Ñ)	11,300	661
Continental Airlines, Inc. Class A (Æ)(Ñ)	50,300	2,044
EMCOR Group, Inc. (Æ)	20,300	1,211
ExpressJet Holdings, Inc. Class A (Æ)(Ñ)	51,900	410
Freightcar America, Inc. (Ñ)	27,400	1,510
Genlyte Group, Inc. (Æ)(Ñ)	12,000	1,018
Heartland Express, Inc. (Ñ)	31,658	488
Orbital Sciences Corp. (Æ)	51,629	936
Pacer International, Inc.	9,400	282
Teleflex, Inc.	23,700	1,532
Toro Co. (Ñ)	24,300	1,091
Viad Corp.	11,200	440
		13,423
Information Technology - 20.8%
Advanced Energy Industries, Inc. (Æ)	12,800	220
Aeroflex, Inc. (Æ)(Ñ)	152,700	1,842
Arris Group, Inc. (Æ)(Ñ)	148,910	1,776
Brocade Communications Systems, Inc. (Æ)(Ñ)	296,500	2,743
Convergys Corp. (Æ)	91,800	2,214
CSG Systems International, Inc. (Æ)(Ñ)	82,300	2,282
Emulex Corp. (Æ)	100,175	2,091
Forrester Research, Inc. (Æ)	25,959	730
Global Imaging Systems, Inc. (Æ)(Ñ)	18,800	401
Interdigital Communications Corp. (Æ)	11,700	374
InterVoice, Inc. (Æ)(Ñ)	66,200	444
Ixia (Æ)(Ñ)	40,210	382
j2 Global Communications, Inc. (Æ)(Ñ)	30,900	863
Mantech International Corp. Class A (Æ)	11,363	412
Mentor Graphics Corp. (Æ)(Ñ)	83,122	1,406
Micrel, Inc. (Æ)(Ñ)	47,800	552
MicroStrategy, Inc. Class A (Æ)(Ñ)	16,200	1,919
Omnivision Technologies, Inc. (Æ)(Ñ)	43,400	707
Radisys Corp. (Æ)(Ñ)	43,600	736
RealNetworks, Inc. (Æ)	35,500	408
Rofin-Sinar Technologies, Inc. (Æ)	11,000	639
SonicWALL, Inc. (Æ)	14,500	146
Spansion, Inc. Class A (Æ)	29,700	434
Sykes Enterprises, Inc. (Æ)(Ñ)	35,100	605
Utstarcom, Inc. (Æ)(Ñ)	152,526	1,354
Websense, Inc. (Æ)(Ñ)	56,700	1,449
Zoran Corp. (Æ)(Ñ)	37,600	561
		27,690

	Principal Amount ($) or Shares	Market Value $
Materials - 7.9%
Chaparral Steel Co. (Æ)	21,400	995
FMC Corp.	17,100	1,212
Georgia Gulf Corp. (Ñ)	37,700	768
Greif, Inc. Class A	8,300	823
Hercules, Inc. (Æ)	95,591	1,781
Myers Industries, Inc.	30,727	497
OM Group, Inc. (Æ)	27,909	1,313
Quanex Corp. (Ñ)	21,600	802
Rock-Tenn Co. Class A (Ñ)	49,693	1,252
Spartech Corp. (Ñ)	34,971	1,046
		10,489
Telecommunication Services - 0.8%
General Communication, Inc. Class A (Æ)	46,454	709
Iowa Telecommunications Services, Inc. (Ñ)	19,800	369
		1,078
Utilities - 0.6%
Cleco Corp. (Ñ)	15,900	408
Otter Tail Corp. (Ñ)	11,064	340
		748
Total Common Stocks (cost $120,538)		134,517
Short-Term Investments - 1.4%
Federated Investors Prime Cash Obligations Fund	1,866,881	1,867
Total Short-Term Investments (cost $1,867)		1,867
Other Securities - 25.8%
State Street Navigator Securities Prime Lending Portfolio (d)	34,298,114	34,298
Total Other Securities (cost $34,298)		34,298
Total Investments - 128.3% (identified cost $156,703)		170,682
Other Assets and Liabilities, Net - (28.3%)		(37,621)
Net Assets - 100.0%		133,061

See accompanying notes which are an integral part of the schedules of investments.
Small Cap Fund 8

SSgA
Core Opportunities Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.6%
Consumer Discretionary - 9.9%
Coach, Inc. (Æ)	61,200	2,645
Federated Department Stores, Inc.	60,200	2,534
Home Depot, Inc.	59,400	2,255
Newell Rubbermaid, Inc.	71,400	2,034
Target Corp.	46,600	2,707
		12,175
Consumer Staples - 10.6%
Colgate-Palmolive Co.	26,700	1,737
CVS Corp.	138,500	3,984
PepsiCo, Inc.	21,800	1,351
Procter & Gamble Co.	31,517	1,979
Walgreen Co.	59,100	2,393
WM Wrigley Jr Co.	32,400	1,699
		13,143
Energy - 10.6%
ConocoPhillips	12,259	825
EOG Resources, Inc.	26,300	1,855
Exxon Mobil Corp.	41,400	3,180
Halliburton Co.	51,200	1,728
Occidental Petroleum Corp.	57,300	2,884
Schlumberger, Ltd.	37,600	2,575
		13,047
Financials - 17.8%
Bank of America Corp.	79,200	4,265
Citigroup, Inc.	44,092	2,187
Genworth Financial, Inc. Class A	58,968	1,934
Goldman Sachs Group, Inc.	10,100	1,967
JPMorgan Chase & Co.	82,800	3,832
Morgan Stanley	40,300	3,069
Wells Fargo & Co.	75,500	2,661
XL Capital, Ltd. Class A (Ñ)	28,800	2,048
		21,963
Health Care - 12.3%
Amgen, Inc. (Æ)	35,600	2,528
Eli Lilly & Co.	35,500	1,902
Medtronic, Inc.	50,200	2,617
Omnicare, Inc. (Ñ)	58,200	2,310
Pfizer, Inc.	110,500	3,038
UnitedHealth Group, Inc.	56,100	2,753
		15,148
Industrials - 9.3%
Danaher Corp.	38,000	2,779
General Electric Co.	164,000	5,786
United Technologies Corp.	44,400	2,865
		11,430

	Principal Amount ($) or Shares	Market Value $
Information Technology - 20.6%
Apple Computer, Inc. (Æ)	42,800	3,924
Autodesk, Inc. (Æ)	34,800	1,433
Broadcom Corp. Class A (Æ)	61,100	2,006
Cisco Systems, Inc. (Æ)	148,812	4,000
Corning, Inc. (Æ)	153,600	3,312
eBay, Inc. (Æ)	40,300	1,304
Google, Inc. Class A (Æ)	3,400	1,649
Linear Technology Corp.	37,000	1,189
Microsoft Corp.	106,600	3,126
Motorola, Inc.	34,500	765
Yahoo!, Inc. (Æ)	102,000	2,753
		25,461
Materials - 2.9%
Air Products & Chemicals, Inc.	30,000	2,074
Rohm & Haas Co.	29,000	1,515
		3,589
Telecommunication Services - 1.9%
NII Holdings, Inc. (Æ)	36,500	2,370
Utilities - 2.7%
Entergy Corp.	20,000	1,826
Exelon Corp.	25,900	1,573
		3,399
Total Common Stocks (cost $104,041)		121,725
Short-Term Investments - 0.4%
SSgA Prime Money Market Fund	428,320	428
Total Short-Term Investments (cost $428)		428
Other Securities - 0.9%
State Street Navigator Securities Prime Lending Portfolio (d)	1,138,485	1,138
Total Other Securities (cost $1,138)		1,138
Total Investments - 99.9% (identified cost $105,607)		123,291
Other Assets and Liabilities, Net - 0.1%		185
Net Assets - 100.0%		123,476

See accompanying notes which are an integral part of the schedules of investments.
Core Opportunities Fund 9

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.0%
Apartments - 22.0%
Archstone-Smith Trust (ö)(Ñ)	225,551	13,528
AvalonBay Communities, Inc. (ö)(Ñ)	87,856	11,692
Camden Property Trust (ö)	79,231	6,317
Equity Residential (ö)(Ñ)	278,015	14,807
Essex Property Trust, Inc. (ö)(Ñ)	41,517	5,482
		51,826
Diversified - 7.0%
Vornado Realty Trust (ö)	131,321	16,561
Hotels/Leisure - 7.6%
Host Hotels & Resorts, Inc. (ö)	405,876	10,236
LaSalle Hotel Properties (ö)	102,026	4,500
Starwood Hotels & Resorts Worldwide, Inc. (ö)	47,799	3,067
		17,803
Industrial - 11.1%
AMB Property Corp. (ö)	135,759	8,318
ProLogis (ö)	274,096	17,863
		26,181
Office - 18.2%
Boston Properties, Inc. (ö)	138,782	16,245
Brookfield Properties Corp.	119,973	4,817
Corporate Office Properties Trust (ö)(Ñ)	118,092	5,870
Douglas Emmett, Inc. (Æ)(ö)(Ñ)	175,755	4,622
SL Green Realty Corp. (ö)	83,471	11,289
		42,843
Regional Malls - 15.3%
General Growth Properties, Inc. (ö)(Ñ)	258,032	14,176
Simon Property Group, Inc. (ö)(Ñ)	212,935	21,715
		35,891
Storage - 4.3%
Public Storage, Inc. (ö)	105,874	10,193
Shopping Centers - 12.5%
Acadia Realty Trust (ö)	142,084	3,692
Developers Diversified Realty Corp. (ö)	122,373	7,927
Federal Realty Investors Trust (ö)(Ñ)	74,713	6,364
Kimco Realty Corp. (ö)(Ñ)	247,650	11,486
		29,469

	Principal Amount ($) or Shares	Market Value $
Total Common Stocks (cost $121,189)		230,767
Short-Term Investments - 1.7%
Federated Investors Prime Cash Obligations Fund	4,081,562	4,082
Total Short-Term Investments (cost $4,082)		4,082
Other Securities - 13.5%
State Street Navigator Securities Prime Lending Portfolio (d)	31,811,733	31,812
Total Other Securities (cost $31,812)		31,812
Total Investments - 113.2% (identified cost $157,083)		266,661
Other Assets and Liabilities, Net - (13.2%)		(31,189)
Net Assets - 100.0%		235,472

See accompanying notes which are an integral part of the schedules of investments.
Tuckerman Active REIT Fund 10

SSgA
Aggressive Equity Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.8%
Consumer Discretionary - 20.0%
Apollo Group, Inc. Class A (Æ)(Ñ)	11,200	434
Big Lots, Inc. (Æ)(Ñ)	45,000	1,004
Career Education Corp. (Æ)(Ñ)	33,200	838
CBS Corp. Class B (Ñ)	48,500	1,443
Charlotte Russe Holding, Inc. (Æ)	5,900	178
Christopher & Banks Corp. (Ñ)	6,000	113
Darden Restaurants, Inc.	16,300	654
Expedia, Inc. (Æ)(Ñ)	14,500	264
Group 1 Automotive, Inc. (Ñ)	18,500	943
Gymboree Corp. (Æ)(Ñ)	15,000	597
Kohl's Corp. (Æ)	4,900	341
Marvel Entertainment, Inc. (Æ)(Ñ)	8,100	228
McDonald's Corp. (Æ)	12,400	520
Newell Rubbermaid, Inc. (Ñ)	4,900	140
Omnicom Group, Inc.	13,300	1,359
Payless Shoesource, Inc. (Æ)(Ñ)	3,500	109
		9,165
Consumer Staples - 1.7%
Coca-Cola Enterprises, Inc. (Ñ)	19,700	403
Dean Foods Co. (Æ)	2,600	111
Loews Corp. - Carolina Group	4,200	262
		776
Energy - 11.3%
Exxon Mobil Corp.	34,800	2,673
Overseas Shipholding Group, Inc. (Ñ)	11,400	656
Sunoco, Inc.	13,100	893
Tesoro Corp. (Ñ)	7,900	557
Todco Class A (Æ)	10,200	408
		5,187
Financials - 20.0%
Allstate Corp. (The) (Ñ)	7,500	476
American Express Co.	17,600	1,034
AmeriCredit Corp. (Æ)(Ñ)	31,900	748
Bank of America Corp.	39,900	2,149
Bankunited Financial Corp. Class A (Ñ)	26,200	668
Capital One Financial Corp.	3,300	257
Cash America International, Inc. (Ñ)	21,800	962
First Marblehead Corp. (The) (Ñ)	19,600	1,467
FirstFed Financial Corp. (Æ)(Ñ)	8,000	520
Genworth Financial, Inc. Class A (Ñ)	6,600	217
Inland Real Estate Corp. (ö)(Ñ)	22,900	444
National City Corp. (Ñ)	5,300	191
Prudential Financial, Inc. (Æ)(Ñ)	800	65
		9,198

	Principal Amount ($) or Shares	Market Value $
Health Care - 18.4%
AmerisourceBergen Corp. Class A	3,400	156
Coventry Health Care, Inc. (Æ)	19,000	914
Emdeon Corp. (Æ)(Ñ)	16,900	200
Endo Pharmaceuticals Holdings, Inc. (Æ)	2,400	65
Humana, Inc. (Æ)(Ñ)	7,700	417
Lifecell Corp. (Æ)(Ñ)	39,200	855
Mentor Corp. (Ñ)	36,000	1,798
Merck & Co., Inc.	34,700	1,545
Noven Pharmaceuticals, Inc. (Æ)	51,600	1,223
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	6,700	246
WellCare Health Plans, Inc. (Æ)(Ñ)	15,900	1,027
		8,446
Industrials - 7.4%
Atlas Air Worldwide Holdings, Inc. (Æ)	9,000	381
Freightcar America, Inc. (Ñ)	10,300	568
Raytheon Co. (Ñ)	22,600	1,153
Terex Corp. (Æ)(Ñ)	14,200	795
Thomas & Betts Corp. (Æ)	10,000	519
		3,416
Information Technology - 14.4%
Arris Group, Inc. (Æ)(Ñ)	20,800	248
Cisco Systems, Inc. (Æ)	23,200	624
CSG Systems International, Inc. (Æ)	12,600	349
Hewlett-Packard Co.	31,100	1,227
International Business Machines Corp.	2,400	221
Lexmark International, Inc. Class A (Æ)(Ñ)	21,000	1,449
Mentor Graphics Corp. (Æ)(Ñ)	8,900	150
Microsoft Corp.	44,700	1,311
MicroStrategy, Inc. Class A (Æ)(Ñ)	3,000	355
Motorola, Inc.	9,700	215
Texas Instruments, Inc.	10,800	319
Zoran Corp. (Æ)	9,500	142
		6,610
Materials - 4.2%
Georgia Gulf Corp. (Ñ)	25,000	509
Hercules, Inc. (Æ)	59,200	1,103
Lyondell Chemical Co. (Ñ)	1,700	42
Temple-Inland, Inc. (Ñ)	7,300	286
		1,940
Telecommunication Services - 0.9%
Verizon Communications, Inc.	11,100	388

Aggressive Equity Fund 11

SSgA
Aggressive Equity Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Utilities - 0.5%
Cleco Corp.	3,000	77
Southern Co. (The) (Ñ)	2,300	84
TXU Corp. (Ñ)	1,400	80
		241
Total Common Stocks (cost $40,003)		45,367
Short-Term Investments - 1.6%
Federated Investors Prime Cash Obligations Fund	743,293	743
Total Short-Term Investments (cost $743)		743
Other Securities - 25.6%
State Street Navigator Securities Prime Lending Portfolio (d)	11,753,089	11,753
Total Other Securities (cost $11,753)		11,753
Total Investments - 126.0% (identified cost $52,499)		57,863
Other Assets and Liabilities, Net - (26.0%)		(11,945)
Net Assets - 100.0%		45,918

See accompanying notes which are an integral part of the schedules of investments.
Aggressive Equity Fund 12

SSgA
IAM SHARES Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.3%
Consumer Discretionary - 10.7%
Bed Bath & Beyond, Inc. (Æ)	5,100	198
Best Buy Co., Inc.	6,725	370
Black & Decker Corp. (Ñ)	5,400	464
Brunswick Corp. (Æ)(Ñ)	4,700	152
Carnival Corp.	4,300	211
CBS Corp. Class B	13,001	387
Coach, Inc. (Æ)	16,976	733
Comcast Corp. Class A (Æ)	26,244	1,062
Denny's Corp. (Æ)	20,300	93
DIRECTV Group, Inc. (The) (Æ)	19,411	442
DR Horton, Inc. (Ñ)	5,100	136
Ethan Allen Interiors, Inc. (Ñ)	8,566	304
Family Dollar Stores, Inc.	2,500	70
Federated Department Stores, Inc.	9,268	390
Ford Motor Co. (Ñ)	33,321	271
Gap, Inc. (The)	9,500	178
General Motors Corp. (Ñ)	5,900	172
Harley-Davidson, Inc.	11,100	819
Home Depot, Inc.	35,800	1,359
Idearc, Inc. (Æ)	3,188	88
JC Penney Co., Inc.	3,900	302
Johnson Controls, Inc.	8,000	651
Kohl's Corp. (Æ)	5,700	397
Koninklijke Philips Electronics NV	6,389	238
Leggett & Platt, Inc.	7,700	183
Liberty Media Corp. - Interactive Series A (Æ)	6,698	152
Liberty Media Holding Corp. Series A (Æ)	1,339	118
Lowe's Cos., Inc.	26,000	784
Marriott International, Inc. Class A	14,600	659
McClatchy Co. Class A	3,070	128
McDonald's Corp. (Æ)	20,130	845
Meredith Corp.	6,300	341
New York Times Co. Class A (Ñ)	15,400	372
Newell Rubbermaid, Inc.	14,600	416
News Corp. Class A	27,100	558
Nordstrom, Inc.	3,600	176
Office Depot, Inc. (Æ)	4,800	182
Omnicom Group, Inc.	2,100	214
Sears Holdings Corp. (Æ)	4,039	692
Sherwin-Williams Co. (The)	5,700	356
Staples, Inc.	10,900	278
Starbucks Corp. (Æ)	11,400	402
Starwood Hotels & Resorts Worldwide, Inc. (ö)	3,600	231
Target Corp.	14,600	848
Tiffany & Co.	10,500	403
Time Warner, Inc.	69,850	1,407
Tribune Co. (Ñ)	12,200	388
Viacom, Inc. Class A (Æ)	12,101	454
Walt Disney Co.	53,200	1,758

	Principal Amount ($) or Shares	Market Value $
Washington Post Co. (The) Class B	521	383
Whirlpool Corp. (Ñ)	4,900	418
Wyndham Worldwide Corp. (Æ)	3,360	107
Yum! Brands, Inc.	3,400	208
		22,948
Consumer Staples - 9.1%
Altria Group, Inc.	41,385	3,485
Anheuser-Busch Cos., Inc.	26,491	1,258
Archer-Daniels-Midland Co.	18,198	639
Campbell Soup Co. (Ñ)	10,190	388
Coca-Cola Co. (The)	37,175	1,741
ConAgra Foods, Inc.	21,300	547
Costco Wholesale Corp.	7,900	413
CVS Corp.	12,500	360
Dean Foods Co. (Æ)	6,600	283
Kellogg Co.	7,435	370
Kimberly-Clark Corp.	13,688	910
Kraft Foods, Inc. Class A (Ñ)	5,470	192
Kroger Co. (The)	24,800	532
PepsiCo, Inc.	28,823	1,786
Procter & Gamble Co.	59,115	3,712
Safeway, Inc.	18,600	573
Sara Lee Corp.	36,430	604
Supervalu, Inc.	8,500	291
Sysco Corp.	19,900	713
Walgreen Co.	16,300	660
		19,457
Energy - 10.3%
Anadarko Petroleum Corp.	7,000	345
Apache Corp.	5,400	378
Baker Hughes, Inc.	6,200	455
BP PLC - ADR	3,568	243
Chevron Corp.	47,329	3,423
ConocoPhillips	24,277	1,634
Devon Energy Corp.	7,700	565
El Paso Corp.	13,400	196
EOG Resources, Inc.	4,100	289
Exxon Mobil Corp.	110,168	8,462
Halliburton Co.	18,400	621
Marathon Oil Corp.	5,300	500
Occidental Petroleum Corp.	10,400	523
Schlumberger, Ltd.	31,782	2,176
Transocean, Inc. (Æ)	12,964	1,010
Valero Energy Corp.	10,600	584
Williams Cos., Inc.	10,900	303
XTO Energy, Inc.	6,100	309
		22,016
Financials - 19.9%
ACE, Ltd.	4,200	239
Aegon NV	31,418	571

IAM SHARES Fund 13

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Aflac, Inc.	7,900	349
Allstate Corp. (The)	8,800	559
American Express Co.	21,200	1,245
American Financial Group, Inc. (Ñ)	13,014	679
American International Group, Inc.	44,174	3,106
Ameriprise Financial, Inc.	3,340	181
AON Corp.	5,900	210
Archstone-Smith Trust (ö)	3,600	216
Bank of America Corp.	77,134	4,154
Bank of New York Co., Inc. (The)	12,400	441
BB&T Corp.	7,900	340
Bear Stearns Cos., Inc. (The)	1,600	244
Capital One Financial Corp.	5,200	405
Charles Schwab Corp. (The)	17,300	317
Chubb Corp.	3,600	186
Citigroup, Inc.	100,501	4,984
Countrywide Financial Corp.	10,600	421
E*Trade Financial Corp. (Æ)	7,100	171
Fannie Mae	15,900	907
Fifth Third Bancorp	8,100	319
Franklin Resources, Inc. (Ñ)	2,200	235
Freddie Mac	10,200	685
Goldman Sachs Group, Inc.	7,400	1,442
Hartford Financial Services Group, Inc.	4,200	360
Host Hotels & Resorts, Inc. (ö)	5,754	145
HSBC Holdings PLC - ADR (Ñ)	2,396	223
Janus Capital Group, Inc.	28,787	583
JPMorgan Chase & Co.	58,686	2,716
KeyCorp	5,100	184
Lehman Brothers Holdings, Inc.	8,400	619
M&T Bank Corp.	1,300	154
Marsh & McLennan Cos., Inc.	9,000	283
Marshall & Ilsley Corp.	3,800	174
Mellon Financial Corp.	6,900	278
Merrill Lynch & Co., Inc.	14,200	1,241
Metlife, Inc. (Æ)	11,600	681
Moody's Corp.	4,000	278
Morgan Stanley	17,000	1,295
National City Corp.	7,400	267
North Fork Bancorporation, Inc.	7,750	218
Northern Trust Corp.	3,100	177
Plum Creek Timber Co., Inc. (ö)	3,100	115
PNC Financial Services Group, Inc.	4,100	290
Principal Financial Group, Inc. (Æ)	3,200	185
Progressive Corp. (The)	12,400	280
ProLogis (ö)	4,100	267
Prudential Financial, Inc. (Æ)	7,600	619
Realogy Corp. (Æ)	3,108	81
Regions Financial Corp.	10,442	383
Simon Property Group, Inc. (ö)	3,100	316
SLM Corp.	6,300	289
Sovereign Bancorp, Inc. (Ñ)	6,245	156
St. Paul Travelers Cos., Inc. (The)	19,383	1,004
SunTrust Banks, Inc.	5,100	416

	Principal Amount ($) or Shares	Market Value $
Synovus Financial Corp.	5,400	162
US Bancorp	31,012	1,043
Vornado Realty Trust (ö)	2,000	252
Wachovia Corp.	31,819	1,724
Washington Mutual, Inc.	15,050	657
Wells Fargo & Co.	56,700	1,998
		42,719
Health Care - 11.7%
Abbott Laboratories	25,400	1,185
Aetna, Inc. (Æ)	10,400	430
Allergan, Inc.	2,100	245
Amgen, Inc. (Æ)	19,872	1,411
Applera Corp. - Applied Biosystems Group	14,835	541
Baxter International, Inc.	20,536	919
Biogen Idec, Inc. (Æ)	5,800	303
Boston Scientific Corp. (Æ)	19,863	314
Bristol-Myers Squibb Co.	26,000	646
Cardinal Health, Inc.	5,200	336
Caremark Rx, Inc.	7,400	350
Cigna Corp.	1,900	239
Coventry Health Care, Inc. (Æ)	2,700	130
Edwards Lifesciences Corp. (Æ)	7,733	354
Eli Lilly & Co.	17,200	922
Express Scripts, Inc. Class A (Æ)	2,300	157
Forest Laboratories, Inc. (Æ)	5,700	278
Genzyme Corp. (Æ)	3,800	245
Gilead Sciences, Inc. (Æ)	6,800	448
Humana, Inc. (Æ)	2,800	151
Invitrogen Corp. (Æ)	4,012	221
Johnson & Johnson	48,200	3,177
McKesson Corp.	4,600	227
Medco Health Solutions, Inc. (Æ)	5,062	254
Medtronic, Inc.	18,500	964
Merck & Co., Inc.	45,956	2,046
Pfizer, Inc.	123,845	3,404
Schering-Plough Corp.	38,000	836
St. Jude Medical, Inc. (Æ)	5,200	194
STERIS Corp.	11,091	285
Stryker Corp.	3,200	166
Thermo Fisher Scientific, Inc. (Æ)	11,200	491
UnitedHealth Group, Inc.	22,100	1,085
WellPoint, Inc. (Æ)	11,000	832
Wyeth	21,200	1,024
Zimmer Holdings, Inc. (Æ)	3,370	246
		25,056
Industrials - 14.0%
3M Co.	19,600	1,597
Actuant Corp. Class A (Æ)(Ñ)	3,900	211
Amazon.Com, Inc. (Æ)(Ñ)	4,500	182
Boeing Co.	16,400	1,452

IAM SHARES Fund 14

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Caterpillar, Inc.	16,921	1,050
Continental Airlines, Inc. Class A (Æ)(Ñ)	3,300	134
CSX Corp.	10,000	359
Danaher Corp.	12,500	914
Deere & Co.	5,500	528
Dover Corp.	13,200	664
Eaton Corp.	7,800	601
Emerson Electric Co.	14,500	1,257
Energy Conversion Devices, Inc. (Æ)(Ñ)	2,800	107
FedEx Corp.	4,000	462
General Dynamics Corp.	11,910	891
General Electric Co.	195,921	6,912
Honeywell International, Inc.	20,362	875
Illinois Tool Works, Inc.	19,008	897
Kansas City Southern (Æ)(Ñ)	8,550	231
L-3 Communications Holdings, Inc.	4,800	395
Lockheed Martin Corp.	6,119	553
Manpower, Inc.	6,300	447
Masco Corp.	18,800	539
Norfolk Southern Corp.	12,800	630
Northrop Grumman Corp.	10,496	703
Paccar, Inc.	9,450	617
Raytheon Co.	11,500	587
Rockwell Automation, Inc.	4,200	273
Rockwell Collins, Inc.	2,900	175
Ryder System, Inc.	7,500	391
Siemens AG - ADR	2,700	258
Southwest Airlines Co.	28,225	443
Tyco International, Ltd.	36,700	1,112
Union Pacific Corp.	7,200	652
United Parcel Service, Inc. Class B	10,614	827
United Technologies Corp.	20,600	1,329
US Airways Group, Inc. (Æ)	2,300	131
Waste Management, Inc.	18,818	689
		30,075
Information Technology - 14.1%
Adobe Systems, Inc. (Æ)	8,200	329
Advanced Micro Devices, Inc. (Æ)	8,100	175
Agilent Technologies, Inc. (Æ)	5,342	170
Amphenol Corp. Class A	7,700	525
Analog Devices, Inc.	6,800	221
Apple Computer, Inc. (Æ)	14,800	1,357
Applied Materials, Inc.	26,800	482
Autodesk, Inc. (Æ)	3,900	161
Automatic Data Processing, Inc.	6,900	333
Axcelis Technologies, Inc. (Æ)	14,600	93
Broadcom Corp. Class A (Æ)	7,650	251
CA, Inc.	4,700	102
Cisco Systems, Inc. (Æ)	103,100	2,771
Computer Sciences Corp. (Æ)(Ñ)	10,445	545
Corning, Inc. (Æ)	24,400	526
Dell, Inc. (Æ)	38,300	1,043
eBay, Inc. (Æ)	19,500	631

	Principal Amount ($) or Shares	Market Value $
Electronic Arts, Inc. (Æ)	5,000	279
Electronic Data Systems Corp.	8,500	231
EMC Corp. (Æ)	38,900	510
First Data Corp.	11,336	286
Freescale Semiconductor, Inc. Class B	7,738	309
Hewlett-Packard Co.	47,132	1,860
Intel Corp.	98,200	2,097
International Business Machines Corp.	26,600	2,445
Kla-Tencor Corp.	3,300	171
Lucent Technologies, Inc. (Æ)(Ñ)	71,095	181
Maxim Integrated Products, Inc.	6,400	202
Micron Technology, Inc. (Æ)	13,500	197
Microsoft Corp.	167,000	4,898
Motorola, Inc.	39,700	880
National Semiconductor Corp.	5,600	135
Network Appliance, Inc. (Æ)	6,300	247
Oracle Corp. (Æ)	65,749	1,251
Paychex, Inc.	4,300	169
Qualcomm, Inc.	27,500	1,006
Sun Microsystems, Inc. (Æ)	57,900	314
Symantec Corp. (Æ)	17,345	368
Texas Instruments, Inc.	27,100	801
Western Union Co. (The) (Æ)	11,336	258
Xerox Corp. (Æ)	33,300	549
Xilinx, Inc.	7,000	188
Yahoo!, Inc. (Æ)	21,100	570
		30,117
Materials - 2.5%
Air Products & Chemicals, Inc.	6,000	415
Alcoa, Inc.	14,800	461
Allegheny Technologies, Inc.	3,100	278
Dow Chemical Co. (The)	22,888	916
EI Du Pont de Nemours & Co.	6,700	314
International Paper Co.	11,473	380
Martin Marietta Materials, Inc. (Ñ)	3,700	367
Monsanto Co.	5,400	260
Newmont Mining Corp.	6,600	310
Phelps Dodge Corp.	2,800	344
Rohm & Haas Co.	7,236	378
Temple-Inland, Inc.	8,600	336
Weyerhaeuser Co.	8,100	524
		5,283
Telecommunication Services - 3.3%
Alltel Corp.	5,200	295
AT&T, Inc.	60,799	2,062
BellSouth Corp.	26,100	1,164
Embarq Corp. (Æ)	2,559	132
Qwest Communications International, Inc. (Æ)(Ñ)	25,000	192
Sprint Nextel Corp.	51,189	999
Verizon Communications, Inc.	63,772	2,228
		7,072

IAM SHARES Fund 15

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Utilities - 2.7%
AES Corp. (The) (Æ)	11,000	257
Ameren Corp. (Ñ)	3,000	164
American Electric Power Co., Inc.	6,900	286
Constellation Energy Group, Inc.	3,000	206
Dominion Resources, Inc.	5,300	428
Duke Energy Corp.	18,996	603
Edison International	5,500	253
Entergy Corp.	2,900	265
Exelon Corp.	11,300	686
FirstEnergy Corp.	5,500	329
FPL Group, Inc. (Ñ)	6,600	352
PG&E Corp. (Ñ)	5,800	266
PPL Corp.	6,400	233
Public Service Enterprise Group, Inc. (Ñ)	4,200	282
Sempra Energy	4,100	223
Southern Co. (The) (Ñ)	11,200	406
TXU Corp. (Ñ)	7,800	448
		5,687
Total Common Stocks (cost $176,151)		210,430
Short-Term Investments - 1.5%
AIM Short-Term Investment Prime Portfolio	2,906,656	2,907
American Beacon Money Market Fund	97,269	97
United States Treasury Bills (ç)(ÿ)(§) 4.803% due 12/07/06	210	210
Total Short-Term Investments (cost $3,214)		3,214
Other Securities - 3.6%
State Street Navigator Securities Prime Lending Portfolio (d)	7,810,270	7,810
Total Other Securities (cost $7,810)		7,810
Total Investments - 103.4% (identified cost $187,175)		221,454
Other Assets and Liabilities, Net - (3.4%)		(7,363)
Net Assets - 100.0%		214,091

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 12/06 (10)	3,507	228
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		228

See accompanying notes which are an integral part of the schedules of investments.
IAM SHARES Fund 16

SSgA
Large Cap Growth Opportunities Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.0%
Consumer Discretionary - 12.2%
Chico's FAS, Inc. (Æ)	8,600	204
Coach, Inc. (Æ)	14,200	614
Dick's Sporting Goods, Inc. (Æ)	9,500	509
GameStop Corp. Class A (Æ)	6,100	342
Home Depot, Inc.	7,800	296
Target Corp.	11,100	645
		2,610
Consumer Staples - 11.8%
Avon Products, Inc.	6,600	216
CVS Corp.	25,200	725
PepsiCo, Inc.	8,800	545
Procter & Gamble Co.	4,902	308
Walgreen Co.	14,400	583
Whole Foods Market, Inc.	3,100	151
		2,528
Energy - 5.1%
EOG Resources, Inc.	3,100	219
Occidental Petroleum Corp.	9,500	478
Schlumberger, Ltd.	5,600	383
		1,080
Financials - 6.5%
Chicago Mercantile Exchange Holdings, Inc. Class A	700	375
Goldman Sachs Group, Inc.	1,700	331
JPMorgan Chase & Co.	10,600	491
XL Capital, Ltd. Class A	2,800	199
		1,396
Health Care - 18.5%
Amgen, Inc. (Æ)	11,100	788
Eli Lilly & Co.	8,600	461
Johnson & Johnson	9,600	633
Medtronic, Inc.	13,500	704
Omnicare, Inc.	11,600	460
Pfizer, Inc.	7,900	217
UnitedHealth Group, Inc.	14,000	687
		3,950
Industrials - 11.8%
Danaher Corp.	6,100	446
General Electric Co.	32,100	1,132

	Principal Amount ($) or Shares	Market Value $
Roper Industries, Inc.	6,700	344
United Technologies Corp.	9,300	600
		2,522
Information Technology - 29.9%
Adobe Systems, Inc. (Æ)	4,700	189
Apple Computer, Inc. (Æ)	9,200	843
Broadcom Corp. Class A (Æ)	7,600	250
Cisco Systems, Inc. (Æ)	39,800	1,070
Corning, Inc. (Æ)	33,400	720
eBay, Inc. (Æ)	10,800	349
Google, Inc. Class A (Æ)	1,100	533
Linear Technology Corp.	11,200	360
MEMC Electronic Materials, Inc. (Æ)	10,500	418
Microsoft Corp.	33,000	968
Motorola, Inc.	8,400	186
Yahoo!, Inc. (Æ)	18,000	486
		6,372
Materials - 2.1%
Monsanto Co.	9,300	447
Telecommunication Services - 2.1%
NII Holdings, Inc. (Æ)	6,800	442
Total Common Stocks (cost $18,680)		21,347
Short-Term Investments - 0.7%
SSgA Prime Money Market Fund	159,749	160
Total Short-Term Investments (cost $160)		160
Total Investments - 100.7% (identified cost $18,840)		21,507
Other Assets and Liabilities, Net - (0.7%)		(158)
Net Assets - 100.0%		21,349

See accompanying notes which are an integral part of the schedules of investments.
Large Cap Growth Opportunities Fund 17

SSgA
Large Cap Value Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.9%
Consumer Discretionary - 13.9%
American Eagle Outfitters, Inc.	500	23
AnnTaylor Stores Corp. (Æ)	3,800	131
Apollo Group, Inc. Class A (Æ)	2,900	112
Big Lots, Inc. (Æ)	12,300	274
Career Education Corp. (Æ)	5,500	139
CBS Corp. Class B	10,800	321
Comcast Corp. Class A (Æ)	200	8
Corinthian Colleges, Inc. (Æ)	900	12
Darden Restaurants, Inc.	3,500	140
Dollar Tree Stores, Inc. (Æ)	1,900	57
Hasbro, Inc.	1,000	27
Idearc, Inc. (Æ)	425	12
ITT Educational Services, Inc. (Æ)	800	55
Kohl's Corp. (Æ)	2,600	181
Mattel, Inc. (Æ)	3,900	86
McDonald's Corp. (Æ)	6,900	290
McGraw-Hill Cos., Inc. (The)	700	47
Office Depot, Inc. (Æ)	200	8
OfficeMax, Inc.	1,900	89
Omnicom Group, Inc.	1,700	174
Payless Shoesource, Inc. (Æ)	9,600	299
Snap-On, Inc. (Æ)	1,400	66
		2,551
Consumer Staples - 4.7%
Altria Group, Inc.	900	76
Coca-Cola Enterprises, Inc.	2,500	51
ConAgra Foods, Inc.	8,600	221
Kroger Co. (The)	2,000	43
Loews Corp. - Carolina Group	3,000	187
Pepsi Bottling Group, Inc.	4,500	141
Procter & Gamble Co.	2,200	138
		857
Energy - 13.0%
Chevron Corp.	1,500	108
El Paso Corp.	12,000	175
Exxon Mobil Corp.	18,800	1,444
Frontier Oil Corp.	2,500	79
Marathon Oil Corp.	2,000	189
Occidental Petroleum Corp.	5,100	257
Overseas Shipholding Group, Inc.	2,300	132
Tidewater, Inc.	100	6
		2,390
Financials - 34.9%
ACE, Ltd.	300	17
Allstate Corp. (The)	3,800	241
American Express Co.	5,000	294

	Principal Amount ($) or Shares	Market Value $
American Financial Group, Inc.	400	21
American International Group, Inc.	900	63
AmeriCredit Corp. (Æ)	6,500	152
Ameriprise Financial, Inc.	6,100	330
Annaly Capital Management, Inc. (ö)	2,600	36
Assurant, Inc.	2,200	121
Axis Capital Holdings, Ltd.	1,100	38
Bank of America Corp.	15,500	835
Capital One Financial Corp.	2,600	202
CapitalSource, Inc. (ö)	3,700	101
Chubb Corp.	5,400	279
Citigroup, Inc.	16,600	823
Comerica, Inc.	600	35
Compass Bancshares, Inc.	700	40
Countrywide Financial Corp.	500	20
E*Trade Financial Corp. (Æ)	6,500	156
Hospitality Properties Trust (ö)	400	20
Investment Technology Group, Inc. (Æ)	400	15
JPMorgan Chase & Co.	14,824	686
KeyCorp	4,600	166
Metlife, Inc. (Æ)	4,900	288
PNC Financial Services Group, Inc.	2,600	184
Principal Financial Group, Inc. (Æ)	4,100	237
ProLogis (ö)	1,500	98
Regions Financial Corp.	2,000	73
RenaissanceRe Holdings, Ltd.	2,700	159
Washington Mutual, Inc.	8,700	380
WR Berkley Corp.	5,462	192
XL Capital, Ltd. Class A	1,500	107
		6,409
Health Care - 9.6%
AmerisourceBergen Corp. Class A	7,200	331
Cigna Corp.	1,500	189
Dentsply International, Inc. (Æ)	1,000	32
Emdeon Corp. (Æ)	4,300	51
Endo Pharmaceuticals Holdings, Inc. (Æ)	3,900	106
Humana, Inc. (Æ)	4,700	254
McKesson Corp.	3,600	178
Merck & Co., Inc.	5,900	263
Pfizer, Inc.	9,400	258
Thermo Fisher Scientific, Inc. (Æ)	600	26
WellCare Health Plans, Inc. (Æ)	1,200	78
		1,766
Industrials - 5.0%
AGCO Corp. (Æ)	4,600	144
Continental Airlines, Inc. Class A (Æ)	900	37
Cummins, Inc.	300	36
Deluxe Corp.	400	10
General Electric Co.	6,000	212

Large Cap Value Fund 18

SSgA
Large Cap Value Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Lockheed Martin Corp.	1,200	108
Raytheon Co.	5,200	265
Terex Corp. (Æ)	1,800	101
		913
Information Technology - 5.4%
Advanced Micro Devices, Inc. (Æ)	2,100	45
BMC Software, Inc. (Æ)	2,300	75
Convergys Corp. (Æ)	1,000	24
CSG Systems International, Inc. (Æ)	1,200	33
Hewlett-Packard Co.	9,700	383
Intuit, Inc. (Æ)	1,600	50
Lexmark International, Inc. Class A (Æ)	4,100	283
Mentor Graphics Corp. (Æ)	1,200	20
Motorola, Inc.	3,400	76
		989
Materials - 4.2%
Albemarle Corp. (Æ)	800	56
FMC Corp.	100	7
Hercules, Inc. (Æ)	4,100	76
Lubrizol Corp.	400	19
Lyondell Chemical Co.	6,400	158
Nucor Corp.	4,000	240
Pactiv Corp. (Æ)	6,100	210
		766
Telecommunication Services - 4.8%
AT&T, Inc.	10,113	343
CenturyTel, Inc.	3,200	136
Qwest Communications International, Inc. (Æ)	16,300	125
Verizon Communications, Inc.	7,900	276
		880
Utilities - 4.4%
American Electric Power Co., Inc.	6,000	249
DTE Energy Co.	2,700	127
Dynegy, Inc. Class A (Æ)	9,500	65
FirstEnergy Corp.	2,700	162
FPL Group, Inc.	800	43
Great Plains Energy, Inc.	1,500	47
OGE Energy Corp.	1,500	59
PPL Corp.	1,100	40
Puget Energy, Inc.	900	22
		814

	Principal Amount ($) or Shares	Market Value $
Total Common Stocks (cost $15,757)		18,335
Short-Term Investments - 0.5%
SSgA Prime Money Market Fund	83,224	83
Total Short-Term Investments (cost $83)		83
Total Investments - 100.4% (identified cost $15,840)		18,418
Other Assets and Liabilities, Net - (0.4%)		(67)
Net Assets - 100.0%		18,351

See accompanying notes which are an integral part of the schedules of investments.
Large Cap Value Fund 19

SSgA
Enhanced Small Cap Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.9%
Consumer Discretionary - 15.1%
Advo, Inc.	100	3
Aeropostale, Inc. (Æ)	4,500	136
Aftermarket Technology Corp. (Æ)	3,600	70
Ambassadors Group, Inc.	100	3
American Greetings Corp. Class A	3,100	74
Arctic Cat, Inc.	100	2
ArvinMeritor, Inc.	2,700	47
Asbury Automotive Group, Inc. (Æ)	1,300	31
Big Lots, Inc. (Æ)	9,000	201
Blockbuster, Inc. Class A (Æ)	3,000	16
Blyth, Inc.	1,100	28
Books-A-Million, Inc.	500	11
Brookfield Homes Corp. (Æ)	400	15
Brown Shoe Co., Inc.	2,150	102
Building Materials Holding Corp.	200	5
Cavco Industries, Inc. (Æ)	100	4
CEC Entertainment, Inc. (Æ)	1,200	48
Champion Enterprises, Inc. (Æ)	6,200	58
Charming Shoppes, Inc. (Æ)	1,000	14
Charter Communications, Inc. Class A (Æ)	1,800	5
Christopher & Banks Corp.	100	2
Citadel Broadcasting Corp.	3,200	30
CKE Restaurants, Inc.	1,000	18
Corinthian Colleges, Inc. (Æ)	400	5
Cox Radio, Inc. Class A (Æ)	8,400	134
CSK Auto Corp. (Æ)	2,600	43
Cumulus Media, Inc. Class A (Æ)	1,100	11
Domino's Pizza, Inc.	4,800	132
Dover Downs Gaming & Entertainment, Inc.	4,350	58
DSW, Inc. Class A (Æ)	1,800	69
DTS, Inc. (Æ)	300	7
Entercom Communications Corp. Class A	1,000	27
Entravision Communications Corp. Class A (Æ)	1,800	13
Fossil, Inc. (Æ)	1,000	21
FTD Group, Inc. (Æ)	7,642	134
Fuel Systems Solutions, Inc. (Æ)	1,600	30
Furniture Brands International, Inc.	1,100	19
Group 1 Automotive, Inc.	2,500	127
Guess?, Inc. (Æ)	2,500	155
Gymboree Corp. (Æ)	1,600	64
Harris Interactive, Inc. (Æ)	5,900	28
Interface, Inc. Class A (Æ)	2,100	31
INVESTools, Inc. (Æ)	1,000	13
Jack in the Box, Inc. (Æ)	1,500	92
Journal Register Co.	300	2
K-Swiss, Inc. Class A	1,700	56
K2, Inc. (Æ)	300	4

	Principal Amount ($) or Shares	Market Value $
Kellwood Co.	1,700	53
Kimball International, Inc. Class B	3,500	84
Lear Corp.	1,300	40
Lee Enterprises, Inc.	900	26
Lin TV Corp. Class A (Æ)	2,800	25
Live Nation, Inc. (Æ)	7,300	157
Lodgenet Entertainment Corp. (Æ)	2,400	57
Luby's, Inc. (Æ)	800	9
Maidenform Brands, Inc. (Æ)	3,900	75
Marvel Entertainment, Inc. (Æ)	100	3
Matthews International Corp. Class A	1,700	68
Men's Wearhouse, Inc. (The)	200	8
Meritage Homes Corp. (Æ)	200	10
Midas, Inc. (Æ)	1,200	26
Morningstar, Inc. (Æ)	600	27
Move, Inc. (Æ)	2,100	12
Oakley, Inc. (Æ)	2,000	37
Oxford Industries, Inc.	200	10
Papa John's International, Inc. (Æ)	3,900	121
Payless Shoesource, Inc. (Æ)	6,200	193
Pre-Paid Legal Services, Inc.	1,200	50
Priceline.com, Inc. (Æ)	2,000	79
Pricesmart, Inc. (Æ)	700	12
ProQuest Co. (Æ)	2,700	37
RC2 Corp. (Æ)	3,100	133
Rent-A-Center, Inc. (Æ)	1,200	33
Salem Communications Corp. Class A (Æ)	1,400	17
Sauer-Danfoss, Inc.	100	3
Scholastic Corp. (Æ)	3,100	103
Select Comfort Corp. (Æ)	950	16
Shuffle Master, Inc. (Æ)	700	22
Sinclair Broadcast Group, Inc. Class A	6,100	61
Skechers USA, Inc. Class A (Æ)	2,900	86
Sonic Corp. (Æ)	2,300	54
Sotheby's Holdings Class A (Æ)	400	12
Stanley Furniture Co., Inc.	200	4
Steinway Musical Instruments (Æ)	1,500	44
Steven Madden, Ltd. (Æ)	700	26
Stewart Enterprises, Inc. Class A	9,800	63
Syms Corp. (Æ)	2,200	40
Systemax, Inc. (Æ)	1,300	18
Talbots, Inc.	300	7
Tempur-Pedic International, Inc. (Æ)	400	8
Triarc Cos., Inc. Class A	2,500	47
Tween Brands, Inc. (Æ)	200	8
Unifirst Corp.	1,100	46
Universal Electronics, Inc. (Æ)	800	17
Vail Resorts, Inc. (Æ)	1,600	70
Vertrue, Inc. (Æ)	2,400	92
Visteon Corp. (Æ)	2,300	19
Warnaco Group, Inc. (The) (Æ)	4,300	111

Enhanced Small Cap Fund 20

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Winnebago Industries, Inc.	500	17
Wolverine World Wide, Inc.	1,400	41
Yankee Candle Co., Inc.	700	24
		4,659
Consumer Staples - 3.5%
Alliance One International, Inc. (Æ)	3,900	25
Arden Group, Inc. Class A	100	13
Boston Beer Co., Inc. Class A (Æ)	1,400	50
Chattem, Inc. (Æ)	1,500	73
Chiquita Brands International, Inc.	5,500	79
Coca-Cola Bottling Co. Consolidated	200	13
Delta & Pine Land Co. (Æ)	1,100	45
Diamond Foods, Inc.	1,900	33
Flowers Foods, Inc.	1,350	36
Gold Kist, Inc. (Æ)	400	8
Hain Celestial Group, Inc. (Æ)	600	18
J&J Snack Foods Corp.	400	15
Mannatech, Inc.	6,300	94
NBTY, Inc. (Æ)	5,300	193
Playtex Products, Inc. (Æ)	10,400	155
Prestige Brands Holdings, Inc. (Æ)	4,200	50
Ralcorp Holdings, Inc. (Æ)	200	10
Seaboard Corp.	57	96
Spartan Stores, Inc.	200	4
Spectrum Brands, Inc. (Æ)	2,300	20
TreeHouse Foods, Inc. (Æ)	1,300	42
		1,072
Energy - 4.3%
Alpha Natural Resources, Inc. (Æ)	500	8
Atlas America, Inc. (Æ)	2,705	131
ATP Oil & Gas Corp. (Æ)	3,500	158
Atwood Oceanics, Inc. (Æ)	100	5
Bill Barrett Corp. (Æ)	1,500	47
Bois d'Arc Energy, Inc. (Æ)	800	12
Callon Petroleum Co. (Æ)	200	3
Clayton Williams Energy, Inc. (Æ)	1,500	59
Dril-Quip, Inc. (Æ)	300	13
EXCO Resources, Inc. (Æ)	2,900	43
Grey Wolf, Inc. (Æ)	800	6
Harvest Natural Resources, Inc. (Æ)	3,900	40
Input/Output, Inc. (Æ)	1,100	12
Lone Star Technologies, Inc. (Æ)	800	42
Mariner Energy, Inc. (Æ)	1,400	29
MarkWest Hydrocarbon, Inc.	1,500	63
Meridian Resource Corp. (Æ)	600	2
NATCO Group, Inc. Class A (Æ)	200	7
Penn Virginia Corp.	300	23
Petroleum Development Corp. (Æ)	400	17
Rosetta Resources, Inc. (Æ)	1,700	32

	Principal Amount ($) or Shares	Market Value $
RPC, Inc.	750	17
T-3 Energy Services, Inc. (Æ)	1,000	22
Trico Marine Services, Inc. (Æ)	1,500	54
Universal Compression Holdings, Inc. (Æ)	2,300	145
USEC, Inc.	7,900	98
Vaalco Energy, Inc. (Æ)	6,200	52
Veritas DGC, Inc. (Æ)	2,300	180
Western Refining, Inc.	200	6
Westmoreland Coal Co. (Æ)	500	11
		1,337
Financials - 21.4%
1st Source Corp.	2,660	83
21st Century Insurance Group	1,800	31
Accredited Home Lenders Holding Co. (Æ)	300	9
Advance America Cash Advance Centers, Inc.	200	3
Advanta Corp. Class B	1,800	82
Affirmative Insurance Holdings, Inc.	1,400	23
Affordable Residential Communities, LP (Æ)	3,500	39
Alfa Corp.	1,500	29
Amcore Financial, Inc.	100	3
American Equity Investment Life Holding Co. (Æ)	500	6
American Home Mortgage Investment Corp. (ö)	3,400	120
American Physicians Capital, Inc. (Æ)	800	32
Ameris Bancorp	300	8
Anchor Bancorp Wisconsin, Inc.	100	3
Anthracite Capital, Inc. (ö)	10,700	136
Arbor Realty Trust, Inc. (ö)	300	8
Ashford Hospitality Trust, Inc. (ö)	3,100	41
Asset Acceptance Capital Corp. (Æ)	400	7
Avatar Holdings, Inc. (Æ)	800	57
Bancfirst Corp.	1,200	64
Bank of Granite Corp.	3,125	58
Banner Corp.	2,300	105
Berkshire Hills Bancorp, Inc.	1,600	54
Camden National Corp.	100	4
Capital Trust, Inc. Class A (ö)	2,000	89
Capitol Bancorp, Ltd.	1,200	54
Cash America International, Inc.	300	13
Centennial Bank Holdings, Inc. (Æ)	500	5
Chemical Financial Corp.	800	26
Citizens Banking Corp.	3,400	91
City Bank	100	5
City Holding Co.	2,500	99
Clark, Inc.	800	13
CNA Surety Corp. (Æ)	600	12

Enhanced Small Cap Fund 21

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Commerce Group, Inc.	800	24
Community Bank System, Inc.	200	5
Community Banks, Inc.	2,047	56
Community Trust Bancorp, Inc.	200	8
Corus Bankshares, Inc.	3,300	74
Credit Acceptance Corp. (Æ)	200	7
CVB Financial Corp.	1,900	28
Delphi Financial Group Class A	1,250	51
DiamondRock Hospitality Co. (ö)	5,400	96
Dime Community Bancshares	1,600	22
Dollar Financial Corp. (Æ)	2,300	67
Doral Financial Corp.	2,000	8
EMC Insurance Group, Inc.	200	7
Equity Inns, Inc. (ö)	900	15
Equity Lifestyle Properties, Inc. (ö)	2,300	120
Equity One, Inc. (ö)	200	5
eSpeed, Inc. Class A (Æ)	2,400	23
Ezcorp, Inc. Class A (Æ)	300	14
Farmers Capital Bank Corp.	200	7
FBL Financial Group, Inc. Class A	1,500	59
Federal Agricultural Mortgage Corp. Class C	600	16
FelCor Lodging Trust, Inc. (ö)	6,000	132
Fieldstone Investment Corp. (ö)	7,700	43
First Bancorp	13,900	139
First Charter Corp.	900	22
First Financial Corp.	500	17
First Financial Holdings, Inc.	500	19
First Indiana Corp. (Æ)	1,800	45
First Industrial Realty Trust, Inc. (ö)	1,600	80
First Regional Bancorp (Æ)	600	20
FirstFed Financial Corp. (Æ)	500	32
Flagstar Bancorp, Inc.	300	5
FNB Corp.	700	27
Franklin Bank Corp. (Æ)	400	8
GB&T Bancshares, Inc.	700	15
Getty Realty Corp. (ö)	200	6
Glimcher Realty Trust (ö)	3,500	94
Great American Financial Resources, Inc. (Æ)	600	13
Great Southern Bancorp, Inc.	200	6
Greenhill & Co., Inc.	100	7
Hanmi Financial Corp.	1,000	22
Harleysville Group, Inc.	2,400	85
Harleysville National Corp.	110	2
Highland Hospitality Corp. (ö)	1,100	16
Horace Mann Educators Corp.	100	2
Horizon Financial Corp.	2,250	56
IMPAC Mortgage Holdings, Inc. (ö)	5,200	51
Independent Bank Corp.	200	7
Innkeepers USA Trust (ö)	3,800	61

	Principal Amount ($) or Shares	Market Value $
Integra Bank Corp.	2,600	72
International Bancshares Corp.	700	22
Irwin Financial Corp.	6,000	132
ITLA Capital Corp.	1,000	53
James River Group, Inc. (Æ)	700	24
JER Investors Trust, Inc. (ö)	2,400	47
Kansas City Life Insurance Co. (Æ)	200	10
KNBT Bancorp, Inc. (Æ)	400	7
Knight Capital Group, Inc. Class A (Æ)	3,500	62
LaBranche & Co., Inc. (Æ)	4,500	49
LTC Properties, Inc. (ö)	1,000	28
Luminent Mortgage Capital, Inc. (ö)	1,900	20
MAF Bancorp, Inc.	1,600	70
MainSource Financial Group, Inc.	400	7
Marlin Business Services Corp. (Æ)	1,200	26
MCG Capital Corp.	4,900	96
Medallion Financial Corp.	800	9
Medical Properties Trust, Inc. (ö)	6,300	94
MFA Mortgage Investments, Inc. (ö)	6,300	49
Mid-State Bancshares	100	4
Midland Co. (The)	600	27
National Interstate Corp. (Æ)	900	23
Nationwide Health Properties, Inc. (ö)	300	9
Netbank, Inc.	600	3
NewAlliance Bancshares, Inc. (Æ)	400	7
Newcastle Investment Corp. (ö)	600	18
NGP Capital Resources Co.	2,300	38
Novastar Financial, Inc. (Æ)(ö)	300	9
NYMAGIC, Inc.	300	10
Ocwen Financial Corp. (Æ)	2,400	36
Odyssey Re Holdings Corp.	3,200	113
Old National Bancorp	3,800	71
Omega Financial Corp.	1,100	36
Omega Healthcare Investors, Inc. (ö)	600	11
optionsXpress Holdings, Inc.	2,200	63
Oriental Financial Group	300	3
Parkway Properties, Inc. (Æ)(ö)	700	36
Partners Trust Financial Group, Inc.	4,100	47
Pennsylvania Real Estate Investment Trust (ö)	300	12
Peoples Bancorp, Inc.	1,300	37
PFF Bancorp, Inc.	400	13
Phoenix Cos., Inc. (The)	7,400	119
Piper Jaffray Cos., Inc. (Æ)	800	52
PMA Capital Corp. Class A (Æ)	1,900	17
Post Properties, Inc. (ö)	1,000	48
ProAssurance Corp. (Æ)	200	10
Provident Bankshares Corp.	100	4
Provident Financial Services, Inc.	6,600	120
R&G Financial Corp. Class B	5,700	42
Ramco-Gershenson Properties Trust (ö)	3,000	111
Renasant Corp.	450	14

Enhanced Small Cap Fund 22

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Republic Bancorp, Inc. Class A	210	5
Republic Bancorp, Inc.	310	4
Resource Capital Corp. (Æ)	5,600	93
S&T Bancorp, Inc.	200	7
Safety Insurance Group, Inc.	500	26
Santander BanCorp	500	9
Saul Centers, Inc. (ö)	2,800	157
Selective Insurance Group, Inc.	800	44
Senior Housing Properties Trust (ö)	2,200	48
Simmons First National Corp. Class A (Æ)	700	22
Southwest Bancorp, Inc.	1,000	27
Suffolk Bancorp	900	33
Sun Communities, Inc. (ö)	3,600	121
SWS Group, Inc.	2,100	68
Taylor Capital Group, Inc.	1,500	55
TierOne Corp.	1,700	53
Triad Guaranty, Inc. (Æ)	2,287	123
Trustmark Corp.	1,100	36
Trustreet Properties, Inc. (ö)	1,300	22
UMB Financial Corp.	1,500	55
United Bankshares, Inc.	100	4
United Community Financial Corp.	6,200	77
United Fire & Casualty Co.	400	14
Universal American Financial Corp. (Æ)	1,600	30
Virginia Financial Group, Inc.	300	8
Waddell & Reed Financial, Inc. Class A	2,800	70
WesBanco, Inc.	2,400	78
West Coast Bancorp	800	28
Willow Financial Bancorp, Inc.	400	6
Winston Hotels, Inc. (ö)	400	5
WSFS Financial Corp.	800	52
		6,576
Health Care - 10.7%
Albany Molecular Research, Inc. (Æ)	5,700	63
Alkermes, Inc. (Æ)	2,000	30
Alliance Imaging, Inc. (Æ)	6,100	36
Alpharma, Inc. Class A	2,600	57
American Medical Systems Holdings, Inc. (Æ)	200	3
AMERIGROUP Corp. (Æ)	2,100	72
AMN Healthcare Services, Inc. (Æ)	4,200	117
Applera Corp. - Celera Genomics Group (Æ)	800	12
Apria Healthcare Group, Inc. (Æ)	2,100	52
Arrow International, Inc.	1,900	66
Bio-Rad Laboratories, Inc. Class A (Æ)	1,300	103
BioMarin Pharmaceuticals, Inc. (Æ)	200	3
Bradley Pharmaceuticals, Inc. (Æ)	3,100	65
Bruker BioSciences Corp. (Æ)	11,700	90
Cambrex Corp.	100	2

	Principal Amount ($) or Shares	Market Value $
Candela Corp. (Æ)	200	3
Coley Pharmaceutical Group, Inc. (Æ)	2,700	31
Conmed Corp. (Æ)	300	7
Connetics Corp. (Æ)	700	12
Corvel Corp. (Æ)	200	12
Cotherix, Inc. (Æ)	1,400	19
Cross Country Healthcare, Inc. (Æ)	3,900	77
Cubist Pharmaceuticals, Inc. (Æ)	700	14
Cypress Bioscience, Inc. (Æ)	300	3
Digene Corp. (Æ)	100	5
Diversa Corp. (Æ)	300	3
DJO, Inc. (Æ)	1,200	51
Enzon Pharmaceuticals, Inc. (Æ)	16,900	141
Exelixis, Inc. (Æ)	400	3
Genitope Corp. (Æ)	400	1
Genomic Health, Inc. (Æ)	900	17
GTx, Inc. (Æ)	400	6
Healthspring, Inc. (Æ)	2,200	43
ICU Medical, Inc. (Æ)	400	16
Illumina, Inc. (Æ)	1,500	58
Immucor, Inc. (Æ)	2,250	61
Incyte Corp. (Æ)	600	3
Integra LifeSciences Holdings Corp. (Æ)	1,800	75
Kindred Healthcare, Inc. (Æ)	200	5
Lexicon Genetics, Inc. (Æ)	11,000	41
LHC Group, Inc. (Æ)	2,400	66
Lifecell Corp. (Æ)	700	15
Luminex Corp. (Æ)	2,700	35
Magellan Health Services, Inc. (Æ)	1,300	57
Martek Biosciences Corp. (Æ)	1,000	25
Maxygen, Inc. (Æ)	300	3
Medarex, Inc. (Æ)	1,600	22
Medcath Corp. (Æ)	3,800	98
MGI Pharma, Inc. (Æ)	300	6
Molecular Devices Corp. (Æ)	1,800	38
Molina Healthcare, Inc. (Æ)	600	20
Nabi Biopharmaceuticals (Æ)	3,400	24
National Healthcare Corp.	200	11
Neurometrix, Inc. (Æ)	900	16
New River Pharmaceuticals, Inc. (Æ)	1,600	79
Odyssey HealthCare, Inc. (Æ)	2,700	33
Omnicell, Inc. (Æ)	700	13
OraSure Technologies, Inc. (Æ)	7,600	65
Pain Therapeutics, Inc. (Æ)	7,600	65
Par Pharmaceutical Cos., Inc. (Æ)	100	2
Perrigo Co.	4,700	79
PharmaNet Development Group, Inc. (Æ)	1,700	39
Phase Forward, Inc. (Æ)	1,600	24
PSS World Medical, Inc. (Æ)	500	11
Regeneron Pharmaceuticals, Inc. (Æ)	5,100	110
Renovis, Inc. (Æ)	2,300	7
Res-Care, Inc. (Æ)	2,000	37

Enhanced Small Cap Fund 23

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Rigel Pharmaceuticals, Inc. (Æ)	300	3
Savient Pharmaceuticals, Inc. (Æ)	2,680	31
Sciele Pharma, Inc. (Æ)	2,000	45
STERIS Corp.	200	5
SuperGen, Inc. (Æ)	4,100	20
Symbion, Inc. (Æ)	600	11
Tanox, Inc. (Æ)	2,300	45
Trimeris, Inc. (Æ)	200	2
Trizetto Group, Inc. (The) (Æ)	1,800	31
Varian, Inc. (Æ)	3,400	150
Ventana Medical Systems, Inc. (Æ)	700	30
Viasys Healthcare, Inc. (Æ)	1,600	45
Viropharma, Inc. (Æ)	11,500	177
Vital Signs, Inc.	1,300	72
West Pharmaceutical Services, Inc.	200	10
Xenoport, Inc. (Æ)	400	11
Zoll Medical Corp. (Æ)	2,500	130
		3,296
Industrials - 13.6%
Actuant Corp. Class A (Æ)	100	5
Acuity Brands, Inc.	3,100	163
Administaff, Inc.	200	8
Advisory Board Co. (The) (Æ)	400	22
Airtran Holdings, Inc. (Æ)	200	2
American Woodmark Corp.	3,000	117
Ampco-Pittsburgh Corp.	400	14
Amrep Corp.	600	53
AO Smith Corp.	800	29
Applied Industrial Technologies, Inc.	300	9
Banta Corp.	200	7
Belden CDT, Inc.	3,000	119
Blue Nile, Inc. (Æ)	300	10
BlueLinx Holdings, Inc.	1,500	16
Brady Corp. Class A	1,500	58
Bucyrus International, Inc. Class A	300	13
Cascade Corp.	200	10
CBIZ, Inc. (Æ)	6,100	43
CIRCOR International, Inc.	1,500	55
Coinstar, Inc. (Æ)	100	3
Comfort Systems USA, Inc.	600	8
Consolidated Graphics, Inc. (Æ)	2,300	135
Cubic Corp.	2,000	44
Diamond Management & Technology Consultants, Inc. Class A (Æ)	5,300	59
Dynamex, Inc. (Æ)	1,000	23
EDO Corp.	500	11
EGL, Inc. (Æ)	2,200	70
EMCOR Group, Inc. (Æ)	2,400	143
EnerSys (Æ)	1,300	22
ExpressJet Holdings, Inc. Class A (Æ)	3,000	24

	Principal Amount ($) or Shares	Market Value $
Flow International Corp. (Æ)	700	8
Franklin Electric Co., Inc.	400	21
G&K Services, Inc. Class A	100	4
General Cable Corp. (Æ)	400	17
Genesee & Wyoming, Inc. Class A (Æ)	600	16
Genlyte Group, Inc. (Æ)	2,000	170
GenTek, Inc. (Æ)	100	3
GrafTech International, Ltd. (Æ)	400	3
Granite Construction, Inc.	1,100	57
Gulfmark Offshore, Inc. (Æ)	1,400	56
Heartland Express, Inc.	4,166	64
Heico Corp.	2,000	74
Heidrick & Struggles International, Inc. (Æ)	1,100	46
Horizon Lines, Inc. Class A	2,200	60
HUB Group, Inc. Class A (Æ)	5,500	157
Hudson Highland Group, Inc. (Æ)	500	9
IHS, Inc. Class A (Æ)	2,600	96
II-VI, Inc. (Æ)	600	15
Infrasource Services, Inc. (Æ)	100	2
Insteel Industries, Inc.	1,300	25
Interline Brands, Inc. (Æ)	1,500	36
John H Harland Co.	600	26
Kadant, Inc. (Æ)	1,600	38
Kaman Corp. Class A	900	21
Kaydon Corp.	1,900	76
Kforce, Inc. (Æ)	3,800	51
Korn/Ferry International (Æ)	400	9
Labor Ready, Inc. (Æ)	3,800	72
Lincoln Educational Services Corp. (Æ)	200	2
M&F Worldwide Corp. (Æ)	2,000	33
Moog, Inc. Class A (Æ)	250	9
NACCO Industries, Inc. Class A	100	15
Navistar International Corp. (Æ)	1,100	35
NCI Building Systems, Inc. (Æ)	300	17
Nordson Corp.	3,400	164
Orbital Sciences Corp. (Æ)	2,200	40
Pacer International, Inc.	2,800	84
PW Eagle, Inc.	300	10
RBC Bearings, Inc. (Æ)	300	9
Regal-Beloit Corp.	1,400	72
Republic Airways Holdings, Inc. (Æ)	2,000	35
Robbins & Myers, Inc.	200	9
Skywest, Inc.	300	8
Spherion Corp. (Æ)	8,200	59
Standard Parking Corp. (Æ)	1,300	49
Teledyne Technologies, Inc. (Æ)	600	24
TeleTech Holdings, Inc. (Æ)	6,400	145
Tennant Co.	400	12
Tetra Tech, Inc. (Æ)	4,800	84
Tredegar Corp.	600	12
UAP Holding Corp.	1,100	26

Enhanced Small Cap Fund 24

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United Industrial Corp.	100	5
United Stationers, Inc. (Æ)	3,100	144
Valley National Gases, Inc.	500	13
Valmont Industries, Inc.	1,200	71
Viad Corp.	1,700	67
Vicor Corp.	2,300	28
Volt Information Sciences, Inc. (Æ)	3,200	149
Wabash National Corp.	900	13
Wabtec Corp.	1,000	33
Waste Connections, Inc. (Æ)	1,500	61
Woodward Governor Co.	3,800	145
		4,209
Information Technology - 19.7%
Actel Corp. (Æ)	1,400	26
Adtran, Inc.	900	20
Advanced Energy Industries, Inc. (Æ)	200	3
Advent Software, Inc. (Æ)	2,500	91
Agilysys, Inc.	3,600	55
AMIS Holdings, Inc. (Æ)	2,800	30
Anaren, Inc. (Æ)	1,400	29
Ansoft Corp. (Æ)	4,800	133
Arris Group, Inc. (Æ)	1,400	17
Aspen Technology, Inc. (Æ)	9,200	90
Asyst Technologies, Inc. (Æ)	3,800	25
Atheros Communications, Inc. (Æ)	5,300	121
Avocent Corp. (Æ)	300	10
Bel Fuse, Inc. Class B	200	7
Blue Coat Systems, Inc. (Æ)	300	8
Brocade Communications Systems, Inc. (Æ)	23,200	215
Brooks Automation, Inc. (Æ)	200	3
C-COR, Inc. (Æ)	300	3
Cabot Microelectronics Corp. (Æ)	300	9
Carrier Access Corp. (Æ)	2,700	17
Ciber, Inc. (Æ)	2,400	17
Cirrus Logic, Inc. (Æ)	12,800	89
Coherent, Inc. (Æ)	3,400	110
CommScope, Inc. (Æ)	4,800	145
COMSYS IT Partners, Inc. (Æ)	3,300	61
Covansys Corp. (Æ)	3,700	84
CSG Systems International, Inc. (Æ)	3,800	105
CTS Corp.	2,300	35
Cymer, Inc. (Æ)	200	9
DealerTrack Holdings, Inc. (Æ)	4,200	115
Digi International, Inc. (Æ)	6,000	80
Digital Insight Corp. (Æ)	1,300	50
Digital River, Inc. (Æ)	1,700	100
Dycom Industries, Inc. (Æ)	3,700	75
Eagle Test Systems, Inc. (Æ)	2,400	37
Earthlink, Inc. (Æ)	4,000	26
Echelon Corp. (Æ)	600	5

	Principal Amount ($) or Shares	Market Value $
Electronics for Imaging, Inc. (Æ)	500	12
Emulex Corp. (Æ)	3,100	65
Entegris, Inc. (Æ)	500	5
Exar Corp. (Æ)	200	3
Extreme Networks (Æ)	500	2
Forrester Research, Inc. (Æ)	4,600	129
Foundry Networks, Inc. (Æ)	1,600	23
Gartner, Inc. (Æ)	200	4
Genesis Microchip, Inc. (Æ)	4,900	49
Gerber Scientific, Inc. (Æ)	300	4
Global Imaging Systems, Inc. (Æ)	900	19
Imation Corp.	200	9
Infospace, Inc. (Æ)	2,400	47
infoUSA, Inc.	7,200	87
Insight Enterprises, Inc. (Æ)	2,200	44
Interdigital Communications Corp. (Æ)	4,100	131
Interwoven, Inc. (Æ)	5,900	84
Ipass, Inc. (Æ)	1,000	6
Ixia (Æ)	1,200	11
IXYS Corp. (Æ)	1,400	13
j2 Global Communications, Inc. (Æ)	600	17
Keane, Inc. (Æ)	800	10
Knot, Inc. (The) (Æ)	500	14
Kopin Corp. (Æ)	2,600	9
Kulicke & Soffa Industries, Inc. (Æ)	1,300	11
Lawson Software, Inc. (Æ)	1,000	7
Lightbridge, Inc. (Æ)	700	9
Liquidity Services, Inc. (Æ)	400	7
Littelfuse, Inc. (Æ)	2,200	69
Macrovision Corp. (Æ)	2,600	72
Magma Design Automation, Inc. (Æ)	3,200	29
Manhattan Associates, Inc. (Æ)	4,000	116
Mantech International Corp. Class A (Æ)	1,000	36
Mapinfo Corp. (Æ)	200	3
Mastec, Inc. (Æ)	300	3
Mattson Technology, Inc. (Æ)	500	5
McData Corp. Class A (Æ)	3,700	23
Measurement Specialties, Inc. (Æ)	1,000	24
Mercury Computer Systems, Inc. (Æ)	200	3
Methode Electronics, Inc.	1,400	16
Micrel, Inc. (Æ)	10,100	117
Micros Systems, Inc. (Æ)	1,600	81
MicroStrategy, Inc. Class A (Æ)	600	71
Microtune, Inc. (Æ)	100	—	±
MIPS Technologies, Inc. Class A (Æ)	3,200	27
MKS Instruments, Inc. (Æ)	5,000	104
Monolithic Power Systems, Inc. (Æ)	2,800	30
MPS Group, Inc. (Æ)	6,300	94
MTS Systems Corp.	800	31
Netscout Systems, Inc. (Æ)	1,600	12
Nextest Systems Corp. (Æ)	500	5

Enhanced Small Cap Fund 25

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
NIC, Inc. (Æ)	1,700	8
North Pittsburgh Systems, Inc.	800	19
Omnivision Technologies, Inc. (Æ)	5,500	90
ON Semiconductor Corp. (Æ)	9,200	59
Openwave Systems, Inc. (Æ)	500	4
Opnet Technologies, Inc. (Æ)	3,400	55
Packeteer, Inc. (Æ)	2,100	25
Palm, Inc. (Æ)	4,000	56
Parametric Technology Corp. (Æ)	640	12
Paxar Corp. (Æ)	100	2
Pegasystems, Inc.	7,200	73
Perficient, Inc. (Æ)	400	7
Pericom Semiconductor Corp. (Æ)	3,200	37
Perot Systems Corp. Class A (Æ)	200	3
Plexus Corp. (Æ)	2,400	58
PLX Technology, Inc. (Æ)	300	4
Polycom, Inc. (Æ)	1,300	37
Portalplayer, Inc. (Æ)	3,100	42
QAD, Inc.	700	6
Quest Software, Inc. (Æ)	700	10
Radisys Corp. (Æ)	2,800	47
RealNetworks, Inc. (Æ)	2,400	28
Redback Networks, Inc. (Æ)	2,700	40
RF Micro Devices, Inc. (Æ)	400	3
Rofin-Sinar Technologies, Inc. (Æ)	1,200	70
SafeNet, Inc. (Æ)	2,700	63
Secure Computing Corp. (Æ)	1,500	10
Silicon Image, Inc. (Æ)	8,300	104
Silicon Storage Technology, Inc. (Æ)	2,500	12
Sirenza Microdevices, Inc. (Æ)	700	6
Skyworks Solutions, Inc. (Æ)	3,900	28
Sohu.com, Inc. (Æ)	1,000	24
SonicWALL, Inc. (Æ)	8,100	81
Staktek Holdings, Inc. (Æ)	4,400	26
Standard Microsystems Corp. (Æ)	900	29
Stellent, Inc.	500	7
Sunpower Corp. Class A (Æ)	100	4
Sybase, Inc. (Æ)	3,600	86
Sykes Enterprises, Inc. (Æ)	3,300	57
Symmetricom, Inc. (Æ)	3,600	32
Synaptics, Inc. (Æ)	200	6
SYNNEX Corp. (Æ)	400	9
Talx Corp.	200	5
Technitrol, Inc.	800	22
Tekelec (Æ)	300	5
TheStreet.com, Inc.	800	8
Transaction Systems Architects, Inc. (Æ)	3,300	112
Travelzoo, Inc. (Æ)	3,200	99
Trident Microsystems, Inc. (Æ)	400	8
TTM Technologies, Inc. (Æ)	7,100	90
Tyler Technologies, Inc. (Æ)	3,000	43
Ulticom, Inc. (Æ)	600	6

	Principal Amount ($) or Shares	Market Value $
United Online, Inc.	500	7
Utstarcom, Inc. (Æ)	15,500	138
VA Software Corp. (Æ)	1,900	9
Varian Semiconductor Equipment Associates, Inc. (Æ)	300	12
Veeco Instruments, Inc. (Æ)	400	8
Verint Systems, Inc. (Æ)	100	3
Websense, Inc. (Æ)	2,600	66
Wind River Systems, Inc. (Æ)	400	4
Wright Express Corp. (Æ)	4,300	133
Zoran Corp. (Æ)	3,800	57
Zygo Corp. (Æ)	1,400	23
		6,094
Materials - 4.4%
AEP Industries, Inc. (Æ)	600	31
AK Steel Holding Corp. (Æ)	11,500	190
Aleris International, Inc. (Æ)	400	21
Buckeye Technologies, Inc. (Æ)	3,000	35
Chaparral Steel Co. (Æ)	200	9
Gibraltar Industries, Inc.	800	18
Greif, Inc. Class A	700	69
HB Fuller Co.	6,100	159
Headwaters, Inc. (Æ)	200	5
Hercules, Inc. (Æ)	3,300	61
Innospec, Inc.	3,600	153
MacDermid, Inc.	200	7
NewMarket Corp.	600	38
Olympic Steel, Inc.	300	8
OM Group, Inc. (Æ)	2,900	136
Oregon Steel Mills, Inc. (Æ)	500	31
Quanex Corp.	400	15
Rock-Tenn Co. Class A	4,900	124
Sensient Technologies Corp.	1,100	26
Shiloh Industries, Inc. (Æ)	400	7
Silgan Holdings, Inc.	3,600	155
Spartech Corp.	1,400	42
US Concrete, Inc. (Æ)	700	4
		1,344
Telecommunication Services - 1.9%
Centennial Communications Corp.	1,300	8
Cincinnati Bell, Inc. (Æ)	31,000	140
Cogent Communications Group, Inc. (Æ)	400	6
Commonwealth Telephone Enterprises, Inc.	600	25
CT Communications, Inc.	1,600	33
General Communication, Inc. Class A (Æ)	10,300	157
Premiere Global Services, Inc. (Æ)	1,800	15
SAVVIS, Inc. (Æ)	300	9
Syniverse Holdings, Inc. (Æ)	6,800	94
USA Mobility, Inc.	4,500	110
		597

Enhanced Small Cap Fund 26

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Utilities - 2.3%
Avista Corp.	1,400	38
Cleco Corp.	1,900	49
Duquesne Light Holdings, Inc.	1,200	24
El Paso Electric Co. (Æ)	1,400	35
Empire District Electric Co. (The)	900	21
Idacorp, Inc.	2,500	100
Northwest Natural Gas Co.	1,700	70
Otter Tail Corp.	100	3
PNM Resources, Inc.	2,800	86
SJW Corp.	600	21
South Jersey Industries, Inc.	800	27
Southwest Gas Corp.	4,300	161
Unisource Energy Corp.	100	4
Westar Energy, Inc.	1,600	42
WGL Holdings, Inc.	1,200	40
		721
Total Common Stocks (cost $26,725)		29,905
Short-Term Investments - 4.0%
Federated Investors Prime Cash Obligations Fund	1,226,028	1,226
Total Short-Term Investments (cost $1,226)		1,226
Total Investments - 100.9% (identified cost $27,951)		31,131
Other Assets and Liabilities, Net - (0.9%)		(269)
Net Assets - 100.0%		30,862

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000® Mini Index expiration date 12/06 (16)	1,260	24
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		24

See accompanying notes which are an integral part of the schedules of investments.
Enhanced Small Cap Fund 27

SSgA
Directional Core Equity Fund

Schedule of Investments — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks – 95.9%
Consumer Discretionary - 23.6%
American Eagle Outfitters, Inc.	900	41
AnnTaylor Stores Corp. (Æ)	11,900	410
Apollo Group, Inc. Class A (Æ)	2,400	93
Big Lots, Inc. (Æ)	34,600	772
Black & Decker Corp.	700	60
Career Education Corp. (Æ)	14,392	363
CBS Corp. Class B (Å)	19,453	579
Dollar Tree Stores, Inc. (Æ)	2,800	84
Domino's Pizza, Inc. (Å)	24,800	681
Harley-Davidson, Inc.	1,500	111
ITT Educational Services, Inc. (Æ)	5,700	391
Jack in the Box, Inc. (Æ)	2,600	160
Jarden Corp. (Æ)	2,100	78
Jones Apparel Group, Inc.	5,200	175
Kohl's Corp. (Æ)	2,700	188
Marvel Entertainment, Inc. (Æ)	24,100	677
McDonald's Corp. (Æ)	6,000	252
McGraw-Hill Cos., Inc. (The)	9,800	653
OfficeMax, Inc.	6,000	282
Omnicom Group, Inc.	2,100	214
Payless Shoesource, Inc. (Æ)	18,500	577
Rent-A-Center, Inc. Class A (Æ)	1,500	41
Sherwin-Williams Co. (The)	2,400	150
		7,032
Consumer Staples - 2.8%
Altria Group, Inc.	2,200	185
Archer-Daniels-Midland Co.	3,861	136
Coca-Cola Enterprises, Inc.	3,900	80
Energizer Holdings, Inc. (Æ)	2,200	145
NBTY, Inc. (Æ)	8,100	294
		840
Energy - 9.2%
Chevron Corp.	1,550	112
Exxon Mobil Corp. (Å)	13,390	1,028
Occidental Petroleum Corp.	5,900	297
Sunoco, Inc.	4,673	319
Tesoro Corp.	2,100	148
Tidewater, Inc.	11,400	631
Todco Class A (Æ)	5,600	224
		2,759
Financials – 14.9%
American Home Mortgage Investment Corp. (ö)	8,800	311
AmeriCredit Corp. (Æ)	28,300	664
Ameriprise Financial, Inc.	2,500	135
Bank of America Corp. (Å)	10,269	553
Capital One Financial Corp. (Å)	5,995	467
Chubb Corp.	4,608	239

	Principal Amount ($) or Shares	Market Value $
Citigroup, Inc. (Å)	9,669	480
Comerica, Inc.	9,600	559
E*Trade Financial Corp. (Æ)	2,726	66
Jones Lang LaSalle, Inc.	300	27
JPMorgan Chase & Co.	7,700	356
Metlife, Inc. (Æ)	1,100	65
PNC Financial Services Group, Inc.	6,400	452
St. Paul Travelers Cos., Inc. (The)	1,100	57
		4,431
Health Care - 15.1%
AMERIGROUP Corp. (Æ)	14,100	482
AmerisourceBergen Corp. Class A	3,400	156
Becton Dickinson & Co. (Å)	9,950	714
Coventry Health Care, Inc. (Æ)	1,300	63
Endo Pharmaceuticals Holdings, Inc. (Æ)	14,000	380
Humana, Inc. (Æ)	2,100	114
Illumina, Inc. (Æ)	3,800	146
King Pharmaceuticals, Inc. (Æ) (Å)	19,603	324
Mentor Corp.	4,300	215
Merck & Co., Inc. (Å)	19,310	859
Pfizer, Inc.	18,320	504
WellCare Health Plans, Inc. (Æ)	8,700	562
		4,519
Industrials - 7.2%
AGCO Corp. (Æ)	900	28
Continental Airlines, Inc. Class A (Æ)	1,900	77
Cooper Industries, Ltd. Class A	1,500	137
Cummins, Inc.	3,783	454
EMCOR Group, Inc. (Æ)	2,300	137
General Dynamics Corp.	1,000	75
General Electric Co.	3,581	126
Lockheed Martin Corp. (Å)	7,073	640
Norfolk Southern Corp.	245	12
Northrop Grumman Corp.	2,400	161
Raytheon Co.	2,100	107
Terex Corp. (Æ)	1,400	79
Thomas & Betts Corp. (Æ)	2,200	114
		2,147
Information Technology - 18.6%
Accenture, Ltd. Class A (Æ)	2,000	67
Advanced Micro Devices, Inc. (Æ)	8,100	175
Atmel Corp. (Æ)	26,800	136
BMC Software, Inc. (Æ) (Å)	22,800	742
Brocade Communications Systems, Inc. (Æ)	49,100	454
Cisco Systems, Inc. (Æ) (Å)	27,200	731
Fairchild Semiconductor International, Inc. Class A (Æ)	8,900	145
Hewlett-Packard Co.	9,100	359

Directional Core Equity Fund 28

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — November 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Interdigital Communications Corp. (Æ)	2,400	77
Lexmark International, Inc. Class A (Æ) (Å)	10,500	724
McAfee, Inc. (Æ) (Å)	20,124	588
Motorola, Inc. (Å)	29,104	645
Sybase, Inc. (Æ)	22,110	529
Tech Data Corp. (Æ)	1,400	59
Texas Instruments, Inc.	3,615	107
		5,538
Materials - 4.5%
Chaparral Steel Co. (Æ)	7,000	325
Hercules, Inc. (Æ)	18,600	347
Pactiv Corp. (Æ)	19,100	658
		1,330
Total Common Stocks (cost $25,325)		28,596
Short-Term Investments – 6.9%
AIM Short Term Investment Treasury Portfolio	994,404	994
Federated Investors Prime Cash Obligations Fund	1,075,065	1,075
Total Short-Term Investments (cost $2,069)		2,069
Total Investments – 102.8% (identified cost $27,394)		30,665
Securities Sold Short - (31.2%)
Consumer Discretionary - (11.1%)
Boyd Gaming Corp.	(8,000)	(339)
Carmax, Inc. (Æ)	(4,050)	(187)
Dow Jones & Co., Inc.	(4,200)	(152)
DR Horton, Inc.	(6,300)	(168)
GameStop Corp. Class A (Æ)	(3,300)	(185)
Hilton Hotels Corp.	(10,800)	(354)
Hovnanian Enterprises, Inc. Class A (Æ)	(8,000)	(284)
Interpublic Group of Cos., Inc. (Æ)	(15,300)	(183)
Las Vegas Sands Corp. (Æ)	(4,000)	(366)
Penn National Gaming, Inc. (Æ)	(6,700)	(248)
Tractor Supply Co. (Æ)	(4,400)	(209)
Urban Outfitters, Inc. (Æ)	(14,900)	(332)
XM Satellite Radio Holdings, Inc. Class A (Æ)	(21,600)	(312)
		(3,319)
Energy - (3.6%)
Cheniere Energy, Inc. (Æ)	(4,600)	(140)
Delta Petroleum Corp. (Æ)	(10,000)	(298)
Denbury Resources, Inc. (Æ)	(6,300)	(185)

	Principal Amount ($) or Shares	Market Value $
PetroHawk Energy Corp. (Æ)	(14,300)	(183)
Pogo Producing Co.	(3,200)	(169)
Whiting Petroleum Corp. (Æ)	(2,200)	(106)
		(1,081)
Financials - (0.9%)
Capitol Federal Financial (Æ)	(7,200)	(268)
Health Care - (5.7%)
Abraxis BioScience, Inc. (Æ)	(14,000)	(371)
Boston Scientific Corp. (Æ)	(3,900)	(62)
Bristol-Myers Squibb Co.	(7,100)	(176)
Hologic, Inc. (Æ)	(8,000)	(400)
Intuitive Surgical, Inc. (Æ)	(3,000)	(305)
Tenet Healthcare Corp. (Æ)	(53,400)	(379)
		(1,693)
Industrials - (2.1%)
Fastenal Co.	(500)	(18)
Hexcel Corp. (Æ)	(14,300)	(257)
Shaw Group, Inc. (The) (Æ)	(1,000)	(30)
USG Corp. (Æ)	(5,800)	(323)
		(628)
Information Technology - (6.8%)
Adobe Systems, Inc. (Æ)	(3,800)	(152)
Ansys, Inc. (Æ)	(2,100)	(99)
Apple Computer, Inc. (Æ)	(600)	(55)
Avid Technology, Inc. (Æ)	(9,100)	(355)
Avocent Corp. (Æ)	(4,500)	(158)
Ciena Corp. (Æ)	(1,200)	(30)
Dolby Laboratories, Inc. Class A (Æ)	(7,400)	(211)
Juniper Networks, Inc. (Æ)	(9,000)	(190)
Novell, Inc. (Æ)	(5,300)	(33)
Nuance Communications, Inc. (Æ)	(31,600)	(324)
Seagate Technology	(3,700)	(95)
VeriFone Holdings, Inc. (Æ)	(1,000)	(34)
Zebra Technologies Corp. Class A (Æ)	(8,000)	(279)
		(2,015)
Materials - (0.5%)
Chemtura Corp.	(14,700)	(142)
Telecommunication Services - (0.5%)
NeuStar, Inc. Class A (Æ)	(4,600)	(153)
Total Securities Sold Short (cost $(8,424))		(9,299)
Other Assets and Liabilities, Net - 28.4%		8,468
Net Assets - 100.0%		29,834

See accompanying notes which are an integral part of the schedules of investments.
Directional Core Equity Fund 29

SSgA
Equity Funds

Notes to Schedules of Investments — November 30, 2006 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  At amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(Ø)  In default.

(Ñ)  All or a portion of the shares of this security are on loan.

(d)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  All or a portion of the shares of this security are held as collateral in connection with securities sold short.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments 30

SSgA

Equity Funds

Notes to Quarterly Report — November 30, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2006. This Quarterly Report reports on 10 Funds, the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity Fund, SSgA IAM SHARES Fund, SSgA Large Cap Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, and the SSgA Directional Core Equity Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund became effective. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price. Investments in other mutual funds are valued at the net asset value per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined

Notes to Quarterly Report
31

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2006 (Unaudited)

may be reflected in the Investment Company's calculation of net asset values for each applicable Fund when the Investment Company deems that the particular event or circumstance would materially affect such Fund's net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Administrator is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, and interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of November 30, 2006, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity
Cost of Investments for Tax Purposes	$212,036,166	$156,710,381	$105,898,738	$157,689,029	$52,530,682
Gross Tax Unrealized Appreciation	46,865,203	17,157,165	18,290,709	108,971,586	6,137,006
Gross Tax Unrealized Depreciation	(5,252,498)	(3,185,974)	(898,473)	—	(804,387)
Net Tax Unrealized Appreciation (Depreciation)	$41,612,705	$13,971,191	$17,392,236	$108,971,586	$5,332,619
	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Cost of Investments for Tax Purposes	$187,551,292	$18,864,302	$15,841,517	$27,954,178	$27,414,654
Gross Tax Unrealized Appreciation	52,516,198	3,063,142	2,759,079	3,955,131	3,502,841
Gross Tax Unrealized Depreciation	(18,613,497)	(420,109)	(182,863)	(778,133)	(252,126)
Net Tax Unrealized Appreciation (Depreciation)	$33,902,701	$2,643,033	$2,576,216	$3,176,998	$3,250,715

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. The Administrator is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Notes to Quarterly Report
32

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2006 (Unaudited)

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of August November 30, 2006, the Funds had cash collateral balances held in connection with futures contracts purchased (sold) as follows:

Enhanced Small Cap  $43,200

Short Sales

The SSgA Directional Core Equity Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2006, the non-cash collateral received for the securities on loan for the Disciplined Equity Fund was $166,295. The non-cash collateral consists of a pool of US Government securities.

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, SSgA Funds Management, Inc., (the "Adviser") will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2006, $671,293 of the Prime Money Market Fund's net assets represents investments by these Funds, and $220,780,529 represents the investments of other Investment Company Funds not presented herein.

Notes to Quarterly Report
33

SSgA
Equity Funds

Shareholder Requests for Additional Information — November 30, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) (i)  without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) (i)  without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
34

DEQR-11/06

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: January 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: January 25, 2007

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: January 25, 2007